UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee
(Name and address of agent for service)

(513)-629-8104

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2020

Date of reporting period:  February 29, 2020

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund

Advisor Class Shares: (PMFIX)

Institutional Class Shares: (PMFQX)

PMC Diversified Equity Fund

Advisor Class Shares: (PMDEX)

Institutional Class Shares: (PMDQX)

Semi-Annual Report

February 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-866-762-7338.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-866-762-7338. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all PMC Funds you hold.

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 29, 2020, as well as the period since the inception of the PMC Funds. The table below presents the performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 29, 2020 was one in which the COVID-19 coronavirus shut down a large portion of the U.S. economy, and wreaked havoc on financial markets. For most of the period, conditions were benign and uneventful, with equity markets rising steadily to record highs on February 19th on the back of an economy that was by most accounts growing resiliently. The unemployment rate had dipped to 3.5% as the economy extended its record expansion to more than 126 months. Interest rates also rose steadily as investors took into account the positive economic data. However, news about how COVID-19 was quickly spreading beyond China forced government leaders to take unprecedented action by requiring non-essential businesses to close, and citizens to shelter-in-place in order to slow the contagion. In an abrupt reversal, equity markets throughout the world went into a tailspin, dropping more than 12% in the final few days of February. Government bond yields also plunged, as investors drove up prices in a rush to the perceived security of safe-haven assets. The 10-year U.S. Treasury yield dropped to 1.15% by the end of February, after trading at 1.65% two weeks earlier, and as high as 1.94% in November 2019.

For its part, the U.S. Federal Open Market Committee (FOMC) was very aggressive in taking action to provide monetary stimulus when the economy began to be shuttered. While the FOMC had not moved by the end of February, the committee did reduce the target federal funds rate twice during the first two weeks of March, first by 0.50%, and then by a whopping 1.00%, bringing the rate to a range of 0%-0.25%. The FOMC also stated that it would take additional action if necessary, although most economists believe it will be hesitant to move rates below 0%.

Policymakers at all levels of government were also quick to mobilize, given the uncertainty of the virus’s spread and the dire predictions of some of the models used to forecast its effects. Many states set forth shelter-in-place rules that effectively closed down large portions of the economy. President Trump tapped Vice President Pence to head the newly established Coronavirus Task Force, which promulgated virus mitigation guidelines, including those related to hygiene and the new concept of social distancing. Congress had not acted by the end of February, but approved three stimulus bills in March amounting to about $6 trillion to help the economy through the uncertainty.

Prior to the economic chaos created by COVID-19, the overall U.S. economy continued to post solid, if unspectacular, results. Real gross domestic product (GDP) grew at an annualized rate of 2.1% in the fourth quarter of 2019. Housing has shown signs of accelerating in recent months, as mortage rates have declined. Inflation has remained benign, and may be less of an issue now with the economy on pause.

Overall, equity markets were little changed over the past six months, but gave up all their gains in the last two weeks of the period. Investors are focused intently on how quickly progress is being made in mitigating the spread of the virus, and policymakers’ plans to begin to open up the economy once again. Within that context, the MSCI World Index Net Return (global all-capitalization) posted a total return of +0.88% for the six months ended February 29, 2020. In the fixed income asset class, bond prices were mixed, with prices of U.S. government securities rising due to the flight-to-quality environment precipitated by COVID-19. However, corporate bonds saw yields rise due to the economic fallout of the shutdown. As such, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based index of fixed-income securities, delivered a positive total return of +3.39% over the six months ended February 29, 2020.

Total Returns as of February 29, 2020*

*Periods of Less than 1-Year Are Unannualized

Fund	Three Months	Six Months	One Year	Five Year	Ten Year	Gross Expense Ratio
PMC Diversified Equity Fund (Advisor Class)	-7.78%	-0.99%	-1.32%	3.10%	8.00%	0.95%
PMC Diversified Equity Fund (Inst. Class)	-7.69%	-0.82%	N/A	N/A	N/A	0.74%
MSCI World Index Net Return	-6.28%	0.88%	4.63%	5.88%	8.75%

PMC Core Fixed Income Fund (Advisor Class)	3.10%	2.86%	10.50%	2.94%	3.65%	1.29%
PMC Core Fixed Income Fund (Inst. Class)	3.22%	2.99%	N/A	N/A	N/A	1.04%
Bloomberg Barclays U.S. Aggregate Bond Index	3.69%	3.39%	11.68%	3.58%	3.93%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at http://www.investpmc.com/solutions/portfolios or by calling 866-762-7338. Performance results reflect contractual expense subsidies and waivers in effect until December 29, 2020; without these waivers, returns would have been less favorable.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is managed internally by Envestnet’s Quantitative Research Group (“QRG”). QRG employs its Factor-Enhanced strategies in four different asset class portfolios within the Fund: US Large Cap, US Small Cap, International Developed Markets ADR, and Emerging Markets ADR.

One of the primary drivers of the Fund’s performance is its exposure to the well-known value, momentum and quality asset pricing factors. As discussed in our last annual letter, value-oriented stocks have significantly underperformed the past 36 months, and this has been a contributor to the Fund’s relative performance, as it lagged the benchmark over the six-month period ending February 29, 2020. Over that period the Fund’s Advisor Class shares generated a total return of -0.99%, trailing the +0.88% return of the benchmark MSCI World Index Net Return. The primary driver of the Fund’s performance during the period was the poor aggregate performance of the asset pricing factors toward which the portfolio is tilted. The Fund’s orientation toward value stocks was a key cause of the underperformance relative to the benchmark. Performance was also negatively impacted by having a lower weighted average market capitalization than the index, as stocks of smaller companies underperformed stocks of larger companies. Relative performance was also disadvantaged during the twelve-month period from an underweight to domestic equities relative to European equities, as domestic markets have outperformed international indices. Among the detractors to performance during the period was a modest underweight to the information technology energy sector, and security selection in the info tech, communications services and financials sectors. Slight underweights to energy and financials contributed to performance during the period, as did security selection in the real estate, industrials and materials sectors. As is typically the case, the strategy’s factor orientation resulted in over- or underweights to specific stocks that have a meaningful impact on performance. Over the past six months underweights to well-known companies such as Apple, Inc. (AAPL), Microsoft, Inc. (MSFT), Alphabet, Inc. (GOOG), and Amazon.com, Inc. (AMZN) resulted in underperformance. However, underweights to The Boeing Co. (BA) and The Walt Disney Co. (DIS) benefited performance.

In addition to the risk that the investment strategy employed in the Fund will underperform the benchmark index generally, the primary risks continue to primarily involve systematic risk. Because QRG controls the risk of the portfolio relative to the benchmark, the overall portfolio should track the Fund’s benchmark fairly closely on a relative basis. However, in general market declines the Fund’s fully invested strategy would incur a setback commensurate with the decline in the benchmark.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund was launched on September 28, 2007, and provides broad exposure to the U.S. fixed income market. The Fund’s investment objective is to provide current income consistent with low volatility of principal, and is sub-advised by two institutional investment managers: Neuberger Berman Investment Advisers, LLC and Schroder Investment Management North America, Inc.

Over the past six months the environment for fixed income securities has been one of declining yields resulting from demand for U.S. Treasury securities as a result of a flight to quality in the midst of the coronavirus pandemic. Against this backdrop, the Fund’s Advisor Class shares generated positive return of 2.86% for the six-month period ending February 29, 2020, trailing the performance of the Bloomberg Barclays U.S. Aggregate Bond Index return of 3.39%. The primary factors positively impacting performance over the past six-month period were security selection within the U.S. Treasury bond and securitized securities segments. The Fund’s aggregate underweight to corporate bonds was a positive contributor during the period. The primary detractors from performance included security selection in the corporate bonds and an overweight to cash.

The primary risks to the strategies employed by the Fund’s sub-advisers remain in place, and exist at both the macro level and in individual security selection. Due to the Fund’s aggregate overweight exposure to credit securities, the Fund remains likely to underperform the benchmark somewhat if the Federal Reserve makes a policy misstep, and Treasury securities consequently rise relative to credits. In addition, if the general level of interest rates rises rapidly, the Fund will not be immune to losses. Similarly, if certain of the individual credits currently owned by the Fund are adversely affected by economic events, the Fund itself will also be affected.

Remarks

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet | PMC

Envestnet Asset Management

The views in this report were those of the Funds’ Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, and together the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (Advisor Class shares only) and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual	Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period 9/1/19-2/29/20*
PMC Core Fixed Income Fund–Advisor Class
Actual	$1,000.00	$1,028.60	$5.04
Hypothetical (5% return before expenses)	1,000.00	1,019.89	5.02
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period 9/1/19-2/29/20*
PMC Core Fixed Income Fund–Institutional Class
Actual	$1,000.00	$1,029.90	$3.79
Hypothetical (5% return before expenses)	1,000.00	1,021.13	3.77
*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period 9/1/19-2/29/20*
PMC Diversified Equity Fund–Advisor Class
Actual	$1,000.00	$990.10	$4.85
Hypothetical (5% return before expenses)	1,000.00	1,019.99	4.92
*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period 9/1/19-2/29/20*
PMC Diversified Equity Fund–Institutional Class
Actual	$1,000.00	$991.80	$3.47
Hypothetical (5% return before expenses)	1,000.00	1,021.38	3.52
*	Expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX, PMFQX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 29, 2020 is shown below.

Allocation of Portfolio Holdings

% of Net assets

^	Excludes securities lending collateral.
*	Valued at the net unrealized appreciation (depreciation).

PMC CORE FIXED INCOME FUND–ADVISOR CLASS (PMFIX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 29, 2020

	PMC Core Fixed Income Fund–Advisor Class	Bloomberg Barclays U.S. Aggregate Bond Index
One Year	10.50%	11.68%
Five Year	2.94%	3.58%
Ten Year	3.65%	3.93%
Since Inception (9/28/07)	4.81%	4.47%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 28, 2010. The graph does not reflect any future performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

PMC CORE FIXED INCOME FUND–INSTITUTIONAL CLASS (PMFQX)

Investment Highlights (Unaudited) (Continued)

Total Returns as of February 29, 2020

	PMC Core Fixed Income Fund–Institutional Class	Bloomberg Barclays U.S. Aggregate Bond Index
Since Inception (7/1/19)	5.56%	6.43%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on July 1, 2019, the inception date of the Institutional Class. The graph does not reflect any future performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND (PMDEX, PMDQX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 29, 2020 is shown below.

^	Excludes securities lending collateral.

PMC DIVERSIFIED EQUITY FUND–ADVISOR CLASS (PMDEX)

Investment Highlights (Unaudited) (Continued)

Average Annual Returns as of February 29, 2020

	PMC Diversified Equity Fund– Advisor Class	MSCI World Index Net Return
One Year	-1.32%	4.63%
Five Year	3.10%	5.88%
Ten Year	8.00%	8.75%
Since Inception (8/26/09)	8.24%	8.82%

On May 25, 2018, Envestnet Asset Management, Inc. (the “Adviser”), the Fund’s investment adviser, assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 28, 2010. The graph does not reflect any future performance. On May 25, 2018, the Adviser assumed all responsibilities for selecting investments in the Fund’s portfolio in connection with a change to the Fund’s investment strategies. The Fund’s performance prior to this date reflects the Fund’s returns achieved when the Adviser actively managed a portion of the Fund’s portfolio and used a “manager of managers” investment strategy by engaging sub-advisers to manage other portions of the Fund’s portfolio.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

Continued

PMC DIVERSIFIED EQUITY FUND–ADVISOR CLASS (PMDEX)

Investment Highlights (Unaudited) (Continued)

PMC DIVERSIFIED EQUITY FUND–INSTITUTIONAL CLASS (PMDQX)

Investment Highlights (Unaudited) (Continued)

Total Returns as of February 29, 2020

	PMC Diversified Equity Fund– Institutional Class	MSCI World Index Net Return
Since Inception (7/1/19)	-4.47%	-1.32%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on July 1, 2019, the inception date of the Institutional Class. The graph does not reflect any future performance.

The MSCI World Index Net Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Value
Asset Backed Securities—6.34%
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023(b)	$560,000	$595,442
Asset Backed Funding Certificates
2004-OPT3, 2.407% (1 Month LIBOR USD + 0.780%), 11/25/2033(c)	276,662	273,262
BlueMountain CLO Ltd.
2013-2R, 2.982% (3 Month LIBOR USD + 1.180%), 10/22/2030(b)(c)	370,000	369,852
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042(b)	713,533	715,023
Carlyle Global Market Strategies
2017-1A, 3.119% (3 Month LIBOR USD + 1.300%), 04/20/2031(b)(c)	1,375,000	1,375,000
Cedar Funding VI CLO Ltd.
2016-6A, 2.909% (3 Month LIBOR USD + 1.090%), 10/20/2028(b)(c)	1,480,000	1,477,780
Centex Home Equity Loan Trust
2005-D M3, 2.107% (1 Month LIBOR USD + 0.480%), 10/25/2035(c)	358,767	359,745
2005-D M4, 2.237% (1 Month LIBOR USD + 0.610%), 10/25/2035(c)	390,000	390,722
CIFC Funding Ltd.
2017-4, 3.051% (3 Month LIBOR USD + 1.250%), 10/24/2030(b)(c)	500,000	500,050
Citibank Credit Card Issuance Trust
2018-A1, 2.490%, 01/20/2023	125,000	126,199
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 1.907% (1 Month LIBOR USD + 0.280%), 11/25/2036(c)	203,171	203,089
CWABS, Inc.
2004-5, 2.127% (1 Month LIBOR USD + 0.500%), 10/25/2034(c)	337,200	335,475
Dewolf Park Clo Ltd.
2017-1A, 3.041% (3 Month LIBOR USD + 1.210%), 10/15/2030(b)(c)	1,700,000	1,699,320
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040(b)	179,267	179,585
EquiFirst Mortgage Loan Trust
2003-2, 2.784% (1 Month LIBOR USD + 1.125%), 09/25/2033(c)	270,511	269,616
GCAT Trust
2019-NQM2, 2.855%, 09/25/2059(b)	837,877	848,977
2019-NQM3, 2.686%, 11/25/2059(b)(d)	542,023	550,949
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 2.969% (3 Month LIBOR USD + 1.150%), 11/28/2030(b)(c)	1,525,000	1,524,390
Home Equity Mortgage Trust
2004-5, 3.227% (1 Month LIBOR USD + 1.600%), 02/25/2035(c)	5,472	5,480
JP Morgan Mortgage Acquisition Trust
2007-CH1, 1.941% (1 Month LIBOR USD + 0.280%), 11/25/2036(c)	310,000	310,262
Madison Park Funding XVIII Ltd.
2015-18, 3.009% (3 Month LIBOR USD + 1.190%), 10/21/2030(b)(c)	2,000,000	2,000,000
Madison Park Funding XXVI Ltd.
2007-26, 2.975% (3 Month LIBOR USD + 1.200%), 07/29/2030(b)(c)	2,295,000	2,295,230
Navient Student Loan Trust
2017-3A, 1.927% (1 Month LIBOR USD + 0.300%), 07/26/2066(b)(c)	233	233
2019-7, 2.127% (1 Month LIBOR USD + 0.500%), 01/25/2068(b)(c)	970,931	971,354
Octagon Investment Partners 30 Ltd.
2017-1A, 3.139% (3 Month LIBOR USD + 1.320%), 03/17/2030(b)(c)	550,000	549,945
Permanent Master Issuer PLC
2018-1, 2.211% (3 Month LIBOR USD + 0.380%), 07/15/2058(b)(c)	187,500	187,538
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.181% (1 Month LIBOR USD + 0.260%), 04/25/2035(c)	29,142	29,207

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
RASC Trust
2005-EMX2, 2.277% (1 Month LIBOR USD + 0.650%), 07/25/2035(c)	$177,357	$178,859
2005-KS12, 2.087% (1 Month LIBOR USD + 0.460%), 01/25/2036(c)	390,000	390,099
Structured Asset Securities Corp.
2005-NC1, 2.147% (1 Month LIBOR USD + 0.520%), 02/25/2035(c)	440,000	441,518
Structured Asset Securities Corp. Mortgage Loan Trust
2006-AM1, 1.787% (1 Month LIBOR USD + 0.160%), 04/25/2036(c)	63	63
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039(b)	70,125	70,852
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042(b)	134,075	137,710
2017-2A, 3.520%, 06/20/2042(b)	452,017	462,379
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055(b)(d)	45,103	46,275
2016-2, 2.750%, 08/25/2055(b)(d)	46,302	47,266
2016-3, 2.250%, 04/25/2056(b)(d)	37,936	38,253
2017-5, 2.227% (1 Month LIBOR USD + 0.600%), 02/25/2057(b)(c)	745,430	746,321
2017-2, 2.750%, 04/25/2057(b)(d)	257,806	262,257
2017-3, 2.750%, 06/25/2057(b)(d)	534,707	547,780
2017-4, 2.750%, 06/25/2057(b)(d)	295,969	304,507
Voya CLO Ltd.
2014-2A, 0.000% (3 Month LIBOR USD + 1.020%), 04/17/2030(b)(c)	1,750,000	1,749,212
2014-2R, 3.086% (3 Month LIBOR USD + 1.250%), 04/17/2030(b)(c)	1,380,000	1,380,000
Wind River CLO Ltd.
2017-2A, 3.049% (3 Month LIBOR USD + 1.230%), 07/20/2030(b)(c)	1,440,000	1,441,872

Total Asset Backed Securities (Cost $26,165,708)		26,388,948

Corporate Bonds—23.27%
Accommodation—0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027(b)	117,000	113,636

Administrative and Support Services—0.12%
Scientific Games International, Inc.
5.000%, 10/15/2025(b)	492,000	494,460

Ambulatory Health Care Services—0.10%
Encompass Health Corp.
5.750%, 09/15/2025(f)	420,000	436,974

Beverage and Tobacco Product Manufacturing—1.13%
Altria Group, Inc.
4.400%, 02/14/2026	483,000	540,820
4.800%, 02/14/2029(f)	721,000	824,544
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,006,000	1,121,887
4.600%, 04/15/2048	420,000	504,934
4.750%, 04/15/2058	755,000	917,671
5.800%, 01/23/2059	550,000	782,365

		4,692,221

Broadcasting (except Internet)—1.44%
Comcast Corp.
3.700%, 04/15/2024	595,000	646,676
3.950%, 10/15/2025	838,000	939,107
3.150%, 02/15/2028	1,000,000	1,087,062
4.950%, 10/15/2058	765,000	1,051,073

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Discovery Communications LLC
2.950%, 03/20/2023	$1,220,000	$1,262,277
Fox Corp.
5.576%, 01/25/2049(b)	755,000	1,015,401

		6,001,596

Chemical Manufacturing—1.53%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	46,595
2.950%, 11/21/2026(b)	135,000	141,458
3.200%, 11/21/2029(b)	1,713,000	1,810,523
4.050%, 11/21/2039(b)	270,000	299,598
4.700%, 05/14/2045	580,000	687,360
4.250%, 11/21/2049(b)	775,000	880,070
Bayer US Finance II LLC
3.875%, 12/15/2023(b)	1,840,000	1,980,825
Church & Dwight Co., Inc.
2.450%, 08/01/2022(f)	500,000	510,357

		6,356,786

Computer and Electronic Product Manufacturing—0.78%
Apple, Inc.
3.000%, 06/20/2027	1,200,000	1,300,626
Dell International LLC
5.450%, 06/15/2023(b)	1,085,000	1,196,904
Microchip Technology, Inc.
4.333%, 06/01/2023	690,000	745,253

		3,242,783

Credit Intermediation and Related Activities—4.22%
Bank of America Corp.
2.738% to 01/23/2021, then 3 Month LIBOR USD + 0.370%, 01/23/2022(a)	545,000	550,648
2.456% to 10/22/2024, then 3 Month LIBOR USD + 0.870%, 10/22/2025(a)	187,000	191,843
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028(a)	660,000	721,221
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029(a)	630,000	706,296
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030(a)	1,418,000	1,489,055
BNP Paribas SA
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031(a)(b)	615,000	631,969
Capital One NA
2.150%, 09/06/2022	820,000	829,964
Citigroup, Inc.
2.700%, 03/30/2021	775,000	783,272
4.050%, 07/30/2022	65,000	68,616
3.200%, 10/21/2026	1,095,000	1,166,915
4.300%, 11/20/2026	890,000	987,755
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028(a)	795,000	881,921
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028(a)(f)	455,000	495,865
Fifth Third Bancorp
3.650%, 01/25/2024	703,000	753,973
2.375%, 01/28/2025	1,197,000	1,230,314
General Motors Financial Co., Inc.
3.700%, 11/24/2020	525,000	529,571
3.200%, 07/06/2021	150,000	151,810
5.100%, 01/17/2024	370,000	405,637

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
JPMorgan Chase & Co.
2.700%, 05/18/2023	$1,255,000	$1,302,321
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	661,836
2.406% to 10/30/2024, then 3 Month LIBOR USD + 0.825%, 10/30/2025(a)	2,097,000	2,147,612
2.572% to 02/11/2030, then 3 Month LIBOR USD + 1.000%, 02/11/2031(a)(f)	865,000	884,186

		17,572,600

Data Processing, Hosting and Related Services—0.12%
Hewlett Packard Enterprise Co.
3.600%, 10/15/2020	490,000	494,217

Food and Beverage Stores—0.05%
Kroger Co.
5.400%, 01/15/2049	170,000	221,097

Food Manufacturing—0.56%
Kraft Heinz Foods Co.
3.750%, 04/01/2030(b)	860,000	877,102
4.625%, 10/01/2039	524,000	501,387
5.000%, 06/04/2042	110,000	109,785
5.200%, 07/15/2045	50,000	51,478
4.875%, 10/01/2049(b)(f)	790,000	780,529

		2,320,281

General Merchandise Stores—0.00%
JC Penney Corp., Inc.
5.650%, 06/01/2020	1,000	959

Health and Personal Care Stores—0.47%
Albertsons Cos LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
5.875%, 02/15/2028(b)	79,000	82,251
CVS Health Corp.
4.300%, 03/25/2028	1,076,000	1,206,400
5.050%, 03/25/2048	555,000	683,437

		1,972,088

Hospitals—0.41%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	495,000	569,548
CommonSpirit Health
3.347%, 10/01/2029	445,000	473,086
HCA, Inc.
5.250%, 06/15/2049	570,000	665,516

		1,708,150

Insurance Carriers and Related Activities—0.84%
American International Group, Inc.
3.300%, 03/01/2021	674,000	683,737
3.900%, 04/01/2026	646,000	715,804
Equitable Holdings, Inc.
4.350%, 04/20/2028	1,104,000	1,243,080
5.000%, 04/20/2048	545,000	618,342
UnitedHealth Group, Inc.
3.875%, 08/15/2059	215,000	245,244

		3,506,207

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Machinery Manufacturing—0.26%
General Electric Co.
3.100%, 01/09/2023	$317,000	$328,963
5.875%, 01/14/2038	590,000	768,122

		1,097,085

Merchant Wholesalers, Durable Goods—0.26%
KLA Corp.
3.300%, 03/01/2050	250,000	246,656
TransDigm, Inc.
6.250%, 03/15/2026(b)(f)	780,000	827,288

		1,073,944

Merchant Wholesalers, Nondurable Goods—0.08%
Cardinal Health, Inc.
3.079%, 06/15/2024	305,000	318,315

Motor Vehicle and Parts Dealers—0.22%
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022(b)(f)	890,000	910,826

Miscellaneous Manufacturing—0.15%
Boston Scientific Corp.
3.450%, 03/01/2024	567,000	604,617

Oil and Gas Extraction—1.80%
Apache Corp.
4.375%, 10/15/2028(f)	945,000	995,272
Concho Resources, Inc.
4.875%, 10/01/2047	445,000	525,035
EQT Corp.
7.000%, 02/01/2030(f)	2,010,000	1,507,500
Occidental Petroleum Corp.
3.200%, 08/15/2026	700,000	713,427
3.500%, 08/15/2029	710,000	714,893
4.300%, 08/15/2039	260,000	249,873
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	101,349
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025	280,000	305,088
3.550%, 12/15/2029	2,420,000	2,384,013

		7,496,450

Pipeline Transportation—1.14%
Energy Transfer Operating LP
3.600%, 02/01/2023	600,000	622,162
6.625% to 05/15/2028, then 3 Month LIBOR USD + 4.155%(a)(h)	785,000	701,983
3.750%, 05/15/2030	961,000	976,471
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306%(a)(h)	1,055,000	998,294
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	755,000	813,530
MPLX LP
4.700%, 04/15/2048	640,000	649,421

		4,761,861

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Professional, Scientific, and Technical Services—0.21%
International Business Machines Corp.
4.250%, 05/15/2049	$170,000	$212,316
Mylan, Inc.
4.550%, 04/15/2028(f)	585,000	660,406

		872,722

Publishing Industries (except Internet)—0.06%
Oracle Corp.
4.000%, 07/15/2046	205,000	244,393

Real Estate—0.87%
Boston Properties LP
3.400%, 06/21/2029	1,362,000	1,498,161
Camden Property Trust
3.150%, 07/01/2029	275,000	299,517
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,060,174
Healthcare Trust of America Holdings LP
3.100%, 02/15/2030	400,000	418,829
Healthpeak Properties, Inc.
3.250%, 07/15/2026	335,000	361,763

		3,638,444

Rental and Leasing Services—0.69%
Air Lease Corp.
2.300%, 02/01/2025(f)	655,000	655,623
Ford Motor Credit Co. LLC
4.063%, 11/01/2024	1,008,000	1,024,115
Synchrony Financial
2.850%, 07/25/2022(f)	1,165,000	1,192,136

		2,871,874

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.57%
BAT Capital Corp.
2.764%, 08/15/2022	790,000	811,569
3.222%, 08/15/2024	297,000	312,119
3.557%, 08/15/2027	320,000	335,931
Goldman Sachs Group, Inc.
2.875%, 02/25/2021	50,000	50,518
3.850%, 01/26/2027	1,375,000	1,511,427
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028(a)	590,000	645,798
3.814% to 04/23/2028, then 3 Month LIBOR USD + 1.158%, 04/23/2029(a)	640,000	706,433
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038(a)	250,000	284,107
Morgan Stanley
2.750%, 05/19/2022	1,000,000	1,028,382
3.750%, 02/25/2023	1,380,000	1,466,506
3.950%, 04/23/2027	935,000	1,026,013
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028(a)	1,125,000	1,231,518
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029(a)	875,000	972,997
5.441% to 12/20/2049, then 3 Month LIBOR USD + 3.610%(a)(h)	320,000	320,722

		10,704,040

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Support Activities for Mining—0.04%
Targa Resources Partners LP
6.750%, 03/15/2024	$150,000	$153,189

Telecommunications—1.92%
American Tower Corp.
3.700%, 10/15/2049	849,000	908,987
AT&T, Inc.
3.400%, 05/15/2025	345,000	367,747
4.350%, 06/15/2045(f)	220,000	248,338
5.450%, 03/01/2047	795,000	1,034,490
4.500%, 03/09/2048(f)	545,000	625,768
Charter Communications Operating LLC
5.050%, 03/30/2029(f)	996,000	1,155,309
4.800%, 03/01/2050	545,000	589,910
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	873,208
3.800%, 02/15/2028(f)	700,000	769,734
Verizon Communications, Inc.
2.792% (3 Month LIBOR USD + 1.100%), 05/15/2025(c)	825,000	843,765
4.016%, 12/03/2029	500,000	581,257

		7,998,513

Transportation Equipment Manufacturing—0.39%
General Motors Co.
2.542% (3 Month LIBOR USD + 0.800%), 08/07/2020(c)	1,100,000	1,103,180
United Technologies Corp.
3.950%, 08/16/2025	480,000	537,475

		1,640,655

Utilities—0.81%
DTE Energy Co.
2.529%, 10/01/2024	370,000	380,432
3.400%, 06/15/2029	825,000	890,427
Evergy, Inc.
2.900%, 09/15/2029	780,000	806,703
Kinder Morgan, Inc.
5.550%, 06/01/2045(f)	730,000	868,843
Southern Co.
2.950%, 07/01/2023	388,000	404,422

		3,350,827

Total Corporate Bonds (Cost $91,131,494)		96,871,810

Foreign Corporate Bonds—7.09%
Chemical Manufacturing—0.07%
Mylan NV
3.950%, 06/15/2026	260,000	282,958

Computer and Electronic Product Manufacturing—0.21%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	800,000	882,723

Credit Intermediation and Related Activities—3.80%
Banque Federative du Credit Mutuel SA
2.700%, 07/20/2022(b)(f)	1,770,000	1,826,906

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Barclays Bank PLC
10.179%, 06/12/2021(b)	$1,950,000	$2,149,739
Barclays PLC
3.072% (3 Month LIBOR USD + 1.380%), 05/16/2024(c)	895,000	911,638
Credit Agricole SA/London
2.821% (3 Month LIBOR USD + 1.020%), 04/24/2023(b)(c)	745,000	757,474
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023(a)(b)	1,145,000	1,171,738
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029(a)(b)	250,000	272,072
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	778,810
2.692% (3 Month LIBOR USD + 1.000%), 05/18/2024(c)	400,000	403,684
2.633% to 11/07/2024, then 3 Month LIBOR USD + 1.140%, 11/07/2025(a)	2,017,000	2,061,963
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746%(a)(h)	910,000	947,160
Lloyds Banking Group PLC
2.438% to 02/05/2025, then 1 Year CMT Rate + 1.000%, 02/05/2026(a)	970,000	984,372
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	835,000	911,586
3.875%, 09/12/2023	835,000	887,551
UBS Group AG
2.859% to 08/15/2022, then 3 Month LIBOR USD + 0.954%, 08/15/2023(a)(b)	500,000	512,667
4.125%, 09/24/2025(b)	1,100,000	1,227,000

		15,804,360

Food Manufacturing—0.20%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047(b)	730,000	837,379

Funds, Trusts, and Other Financial Vehicles—0.22%
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	903,750

Machinery Manufacturing—0.25%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/2025(f)	963,000	1,027,431

Management of Companies and Enterprises—0.32%
Bank of Ireland Group PLC
4.500%, 11/25/2023(b)	1,245,000	1,348,667

Merchant Wholesalers, Durable Goods—0.02%
Johnson Controls International PLC
3.900%, 02/14/2026	79,000	88,161

Merchant Wholesalers, Nondurable Goods—0.30%
Allergan Funding SCS
3.450%, 03/15/2022	1,211,000	1,255,035

Miscellaneous Manufacturing—0.16%
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	675,000	684,167

Oil and Gas Extraction—0.27%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038	850,000	1,109,675

Rental and Leasing Services—0.05%
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	202,875

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.51%
AIB Group PLC
4.263% to 04/10/2024, then 3 Month LIBOR USD + 1.874%, 04/10/2025(a)(b)	$1,995,000	$2,131,197

Telecommunications—0.48%
British Telecommunications PLC
3.250%, 11/08/2029(b)	860,000	890,173
Vodafone Group PLC
2.833% (3 Month LIBOR USD + 0.990%), 01/16/2024(c)	1,095,000	1,105,903

		1,996,076

Transportation Services—0.12%
JSL Europe SA
7.750%, 07/26/2024	474,000	504,376

Utilities—0.11%
Engie Energia Chile SA
3.400%, 01/28/2030(b)	450,000	453,555

Total Foreign Corporate Bonds (Cost $28,286,375)		29,512,385

Foreign Government Agency Issues—0.44%
European Investment Bank
1.625%, 03/14/2025(f)	1,780,000	1,833,805

Total Foreign Government Agency Issues (Cost $1,774,660)		1,833,805

Foreign Government Notes/Bonds—6.29%
Abu Dhabi Government International Bond
4.125%, 10/11/2047(b)	610,000	737,479
Angolan Government International Bond
9.500%, 11/12/2025(b)	700,000	782,313
Argentine Republic Government International Bond
4.625%, 01/11/2023	463,000	200,444
6.875%, 01/26/2027	435,000	185,423
Brazilian Government International Bond
2.625%, 01/05/2023	760,000	771,788
5.625%, 02/21/2047	220,000	263,108
Colombia Government International Bond
4.000%, 02/26/2024	390,000	415,089
3.875%, 04/25/2027	150,000	161,602
3.000%, 01/30/2030	1,305,000	1,318,716
5.200%, 05/15/2049	200,000	252,187
Costa Rica Government International Bond
7.158%, 03/12/2045	995,000	1,038,218
Croatia Government International Bond
6.000%, 01/26/2024(b)	300,000	343,472
Dominican Republic International Bond
5.875%, 04/18/2024(b)	505,000	544,352
6.875%, 01/29/2026(b)	360,000	410,529
Guatemala Government Bond
4.375%, 06/05/2027(b)	600,000	630,958
Hungary Government International Bond
7.625%, 03/29/2041	660,000	1,131,084
Indonesia Government International Bond
3.700%, 01/08/2022(b)	330,000	340,494
4.350%, 01/08/2027(b)	350,000	388,089

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Kazakhstan Government International Bond
6.500%, 07/21/2045(b)	$200,000	$305,380
Mexico Government International Bond
4.150%, 03/28/2027	200,000	220,052
3.250%, 04/16/2030	1,785,000	1,836,319
4.350%, 01/15/2047(f)	825,000	910,334
Mongolia Government International Bond
8.750%, 03/09/2024(b)	635,000	707,287
Morocco Government International Bond
4.250%, 12/11/2022(b)	475,000	500,051
5.500%, 12/11/2042(b)	150,000	191,100
Namibia International Bonds
5.250%, 10/29/2025(b)(f)	785,000	810,271
Nigeria Government International Bond
7.875%, 02/16/2032(b)	535,000	540,282
Oman Government International Bond
3.875%, 03/08/2022(b)	290,000	291,834
5.375%, 03/08/2027(b)	350,000	349,620
6.500%, 03/08/2047(b)	350,000	328,564
Panama Government International Bond
4.500%, 05/15/2047	450,000	562,363
Paraguay Government International Bond
4.700%, 03/27/2027(b)	790,000	883,107
Peruvian Government International Bond
8.750%, 11/21/2033	450,000	761,630
Qatar Government International Bond
3.250%, 06/02/2026(b)	450,000	479,052
4.625%, 06/02/2046(b)	360,000	449,602
Republic of South Africa Government International Bond
4.875%, 04/14/2026	690,000	722,293
4.850%, 09/27/2027	933,000	974,985
4.300%, 10/12/2028	150,000	148,613
5.000%, 10/12/2046	150,000	137,685
Romanian Government International Bond
6.125%, 01/22/2044(b)	665,000	888,336
Saudi Government International Bond
4.500%, 10/26/2046(b)	150,000	172,383
Sri Lanka Government International Bond
6.750%, 04/18/2028 (b)	880,000	809,820
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026(b)(f)	1,030,000	1,079,293
Turkey Government International Bond
6.000%, 01/14/2041	250,000	224,190
Uruguay Government International Bond
4.375%, 01/23/2031(f)	590,000	679,243
5.100%, 06/18/2050	245,000	309,238

Total Foreign Government Notes/Bonds (Cost $25,375,733)		26,188,272

Non-Agency Mortgage Backed Securities—7.15%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059(b)(d)	625,169	632,082
BANK 2019-BNK22
2019-BNK22, 2.978%, 11/15/2062	110,000	120,158

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
BANK 2020-BNK25
2020-BNK25, 2.649%, 01/15/2063	$1,536,680	$1,635,430
Benchmark Mortgage Trust
2018-B8, 4.232%, 01/15/2052	1,690,000	1,992,660
BX Commercial Mortgage Trust
2018-IND B, 2.559% (1 Month LIBOR USD + 0.900%), 11/15/2035(b)(c)	808,500	808,965
2018-IND C, 2.759% (1 Month LIBOR USD + 1.100%), 11/15/2035(b)(c)	500,500	500,945
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046(d)	455,000	480,194
2013-GC17, 5.095%, 11/10/2046(d)	145,000	160,569
2014-GC25, 0.993%, 10/10/2047(d)(e)	1,488,013	59,657
2015-GC27, 1.346%, 02/10/2048(d)(e)	1,104,469	59,820
2016-GC36, 3.616%, 02/10/2049	200,000	221,107
2017-C4, 2.121%, 10/12/2050	239,847	241,301
2018-C6, 3.300%, 11/10/2051	443,622	459,335
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045	385,000	391,388
2014-UBS2, 3.472%, 03/10/2047	619,354	642,430
2014-CR16, 0.977%, 04/10/2047(d)(e)	1,336,766	46,488
2014-LC15, 1.096%, 04/10/2047(d)(e)	1,519,403	57,455
2014-CR17, 0.973%, 05/10/2047(d)(e)	1,120,818	39,157
2014-UBS3, 1.078%, 06/10/2047(d)(e)	911,193	36,186
2014-UBS6, 0.892%, 12/10/2047(d)(e)	1,684,703	57,839
2014-CR21, 3.987%, 12/10/2047	281,514	308,350
2015-LC21, 3.708%, 07/10/2048	100,000	110,089
2015-CR25, 3.759%, 08/10/2048	340,000	376,814
2017-COR2, 2.111%, 09/10/2050	172,468	173,619
Connecticut Avenue Securities Trust
2019-R07, 2.397% (1 Month LIBOR USD + 0.770%), 10/25/2039(b)(c)	210,015	210,140
CSAIL Commercial Mortgage Trust
2015-C3, 4.103%, 08/15/2048(d)	350,000	376,609
2016-C7, 3.502%, 11/15/2049	275,000	302,235
2019-C15, 4.053%, 03/15/2052	215,000	250,372
2015-C2, 0.757%, 06/15/2057(d)(e)	1,575,832	51,554
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047(b)(d)	1,149,902	1,165,169
FREMF Mortgage Trust
2015-K718, 3.541%, 02/25/2048(b)(d)	580,000	596,399
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	429,191
2012-GCJ9, 3.747%, 11/10/2045(b)	345,000	359,459
2014-GC18, 1.013%, 01/10/2047(d)(e)	3,939,478	125,231
2014-GC26, 0.967%, 11/10/2047(d)(e)	2,202,417	86,949
2015-GC32, 3.764%, 07/10/2048	105,000	116,191
2015-GC34, 3.278%, 10/10/2048	131,000	137,778
2015-GS1, 4.420%, 11/10/2048(d)	205,000	216,938
2019-GSA1, 3.048%, 11/10/2052	430,000	467,288
Impac Secured Assets Trust
2006-2, 2.127% (1 Month LIBOR USD + 0.500%), 08/25/2036(c)	50,000	50,133
JP Morgan Chase Commercial Mortgage Securities Trust
2013-LC11, 3.499%, 04/15/2046	375,000	389,771
2011-C5, 5.418%, 08/15/2046(b)(d)	305,000	319,569
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046(b)(d)	804,704	832,868

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
2017-1, 3.500%, 01/25/2047(b)(d)	$198,731	$202,376
2017-2, 3.500%, 05/25/2047(b)(d)	118,635	121,912
2017-3, 3.500%, 08/25/2047(b)(d)	722,994	742,718
2017-4, 3.500%, 11/25/2048(b)(d)	654,746	669,836
JP Morgan Trust
2015-3, 3.500%, 05/25/2045(b)(d)	144,417	145,809
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	320,000	354,319
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	237,816	239,524
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	471,320	478,961
2015-C24, 3.732%, 05/15/2048	220,000	242,279
2017-C34, 2.109%, 11/18/2052	327,740	330,027
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048(d)	200,000	220,262
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059(b)(d)	579,169	587,435
OBX Trust
2019-EXP3, 2.527% (1 Month LIBOR USD + 0.900%), 10/25/2059(b)(c)	369,382	370,754
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032(b)	445,000	461,164
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045(b)(d)	389,385	396,085
2015-3, 3.500%, 07/25/2045(b)(d)	473,503	480,215
2017-2, 3.500%, 02/25/2047(b)(d)	933,196	968,482
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 09/27/2049(b)(d)	552,975	555,834
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	222,203
2017-C4 A1, 2.129%, 10/15/2050	135,129	135,501
2017-C4 A4, 3.563%, 10/15/2050	160,500	179,485
2017-C4, 3.836%, 10/15/2050(d)	200,000	224,453
2018-C15, 3.321%, 12/15/2051	189,523	196,564
2018-C14, 3.379%, 12/15/2051	716,019	740,563
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	248,219	252,241
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059(b)	426,022	430,739
2019-INV1, 3.402%, 12/25/2059(b)(d)	413,452	419,061
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045	305,000	321,420
2015-C29, 3.637%, 06/15/2048	130,000	142,596
2016-LC24, 2.942%, 10/15/2049	280,000	299,756
2016-NXS6, 2.918%, 11/15/2049	300,000	320,692
2017-C39, 3.418%, 09/15/2050	260,000	287,251
2017-C40, 2.110%, 10/15/2050	150,422	151,406
2018-C48, 4.302%, 01/15/2052	625,000	736,894
2019-C49, 4.023%, 03/15/2052	185,000	214,697
2016-LC25, 3.640%, 12/15/2059	315,000	351,342
WFRBS Commercial Mortgage Trust
2014-LC14, 1.208%, 03/15/2047(d)(e)	883,217	33,403
2014-C22 XA, 0.808%, 09/15/2057(d)(e)	3,366,433	100,722
2014-C22 AS, 4.069%, 09/15/2057(d)	290,000	315,603

Total Non-Agency Mortgage Backed Securities (Cost $29,331,370)		29,740,466

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Agency Mortgage Backed Securities—31.42%
Fannie Mae Connecticut Avenue Securities
2017-C03, 4.627% (1 Month LIBOR USD + 3.000%), 10/25/2029(c)	$300,000	$312,044
2017-C04, 4.477% (1 Month LIBOR USD + 2.850%), 11/25/2029(c)	364,000	376,368
2017-C05, 3.827% (1 Month LIBOR USD + 2.200%), 01/25/2030(c)	461,510	469,773
2017-C06, 4.427% (1 Month LIBOR USD + 2.800%), 02/25/2030(c)	307,761	314,993
2017-C07, 4.127% (1 Month LIBOR USD + 2.500%), 05/25/2030(c)	952,462	964,857
2018-C01, 3.877% (1 Month LIBOR USD + 2.250%), 07/25/2030(c)	780,000	790,304
2018-C02, 3.827% (1 Month LIBOR USD + 2.200%), 08/25/2030(c)	599,411	605,852
Fannie Mae or Freddie Mac
#TBA, 4.500%, 03/01/2040	320,000	341,656
#TBA, 3.000%, 03/15/2043	400,000	412,062
Fannie Mae Pool
254908, 5.000%, 09/01/2023	29,764	32,175
255320, 5.000%, 07/01/2024	5,519	5,968
MA0023, 5.000%, 04/01/2029	12,103	13,092
MA0096, 4.500%, 06/01/2029	7,154	7,732
AE0205, 5.000%, 03/01/2030	12,619	13,765
AB3000, 4.500%, 05/01/2031	16,507	17,990
BM3905, 5.000%, 08/01/2031	81,590	88,197
720679, 5.000%, 06/01/2033	11,855	13,245
725027, 5.000%, 11/01/2033	7,588	8,511
888283, 5.000%, 08/01/2034	35,656	39,983
735484, 5.000%, 05/01/2035	10,651	12,005
830722, 5.000%, 07/01/2035	31,928	35,272
735925, 5.000%, 10/01/2035	30,524	34,548
836427, 5.000%, 10/01/2035	16,460	18,606
900527, 6.000%, 09/01/2036	1,604	1,881
915320, 6.000%, 03/01/2037	22,106	24,732
889757, 5.000%, 02/01/2038	15,767	18,060
962343, 5.000%, 03/01/2038	17,093	19,310
929301, 5.000%, 04/01/2038	12,147	13,699
257161, 5.500%, 04/01/2038	27,358	30,949
982126, 5.000%, 05/01/2038	33,007	37,089
889579, 6.000%, 05/01/2038	19,725	23,207
995681, 6.000%, 05/01/2038	2,934	3,439
889533, 5.500%, 06/01/2038	25,434	29,324
AB0131, 5.000%, 12/01/2038	9,853	11,170
995245, 5.000%, 01/01/2039	31,236	35,318
995906, 5.000%, 03/01/2039	11,405	12,917
BC4575, 5.500%, 04/01/2039	46,832	52,824
995838, 5.500%, 05/01/2039	77,138	88,876
AL0070, 5.000%, 07/01/2039	18,423	20,790
AD7406, 5.000%, 07/01/2040	10,534	11,678
AD9173, 4.000%, 08/01/2040	313,266	340,343
AB1389, 4.500%, 08/01/2040	67,974	75,024
MA0510, 4.500%, 09/01/2040	709	782
AE8714, 3.500%, 11/01/2040	32,440	34,527
890310, 4.500%, 12/01/2040	14,813	16,349
AH3952, 4.000%, 01/01/2041	185,108	201,134
AL0791, 4.000%, 02/01/2041	57,707	62,743
AE0954, 4.500%, 02/01/2041	50,870	56,144
AH7196, 4.500%, 03/01/2041	485,659	535,943
AL0245, 4.000%, 04/01/2041	11,682	12,701

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
AL0065, 4.500%, 04/01/2041	$23,211	$25,617
AI1170, 5.000%, 04/01/2041	186,009	209,360
AB2817, 5.000%, 04/01/2041	12,331	13,880
AL0214, 5.000%, 04/01/2041	13,046	14,684
AH7395, 4.500%, 06/01/2041	9,245	10,203
AB3194, 4.500%, 06/01/2041	21,724	23,977
AI4891, 4.500%, 06/01/2041	261,365	288,430
AH1662, 4.500%, 07/01/2041	28,257	30,782
890603, 5.000%, 08/01/2041	76,917	86,981
FM0040, 3.000%, 10/01/2041	297,340	310,429
AJ1959, 4.500%, 10/01/2041	586,699	647,538
AL1547, 4.500%, 11/01/2041	11,591	12,791
AJ6346, 3.500%, 12/01/2041	38,240	40,698
AJ9278, 3.500%, 12/01/2041	13,410	14,272
AX5302, 4.000%, 01/01/2042	27,784	30,172
AK2415, 4.000%, 02/01/2042	48,104	52,190
AK6743, 4.000%, 03/01/2042	67,009	72,729
AK6744, 4.000%, 03/01/2042	77,927	84,526
AK9393, 3.500%, 04/01/2042	27,024	28,759
AK6568, 3.500%, 04/01/2042	66,937	71,212
AO1214, 3.500%, 04/01/2042	163,084	173,508
AL4029, 4.500%, 04/01/2042	67,958	74,995
AL1886, 3.247% (12 Month LIBOR USD + 1.755%), 06/01/2042(c)	33,898	35,202
AO9553, 4.000%, 07/01/2042	228,932	247,488
AL7306, 4.500%, 09/01/2042	36,422	40,196
AP8743, 3.500%, 10/01/2042	415,632	442,255
AP7363, 4.000%, 10/01/2042	267,928	290,346
AQ9330, 3.500%, 01/01/2043	52,601	55,981
AL3714, 3.500%, 01/01/2043	38,746	41,235
AL2897, 3.500%, 01/01/2043	49,733	52,935
AB7965, 3.500%, 02/01/2043	28,809	30,663
AB8897, 3.000%, 04/01/2043	322,217	337,239
AT1001, 3.500%, 04/01/2043	27,195	29,439
AT2021, 3.500%, 04/01/2043	29,926	31,969
AB9046, 3.500%, 04/01/2043	75,711	81,655
AB9341, 3.000%, 05/01/2043	51,101	53,894
AB9260, 3.500%, 05/01/2043	88,057	93,620
AR7218, 3.000%, 06/01/2043	158,830	167,510
AU1628, 3.000%, 07/01/2043	2,560	2,679
AS0203, 3.000%, 08/01/2043	126,024	132,912
AS0205, 3.000%, 08/01/2043	180,071	189,133
AU0949, 3.500%, 08/01/2043	54,888	60,047
AS0212, 3.500%, 08/01/2043	67,402	72,002
AU3751, 4.000%, 08/01/2043	147,175	159,688
AS0531, 4.000%, 09/01/2043	75,293	82,127
AU6857, 4.000%, 09/01/2043	66,467	72,996
AU4658, 4.500%, 09/01/2043	22,057	24,342
MA1600, 3.500%, 10/01/2043	38,643	41,091
AS1042, 4.000%, 11/01/2043	67,834	73,602
AS1333, 4.500%, 12/01/2043	30,887	33,767
AL4450, 4.500%, 12/01/2043	30,556	33,568
AS1559, 4.000%, 01/01/2044	39,891	43,255
AS2516, 4.500%, 05/01/2044	32,548	35,256
MA1926, 4.500%, 06/01/2044	33,710	36,819

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
AS2751, 4.500%, 06/01/2044	$43,459	$47,468
BM1761, 4.000%, 08/01/2044	250,044	270,513
AL6223, 4.500%, 08/01/2044	31,985	35,224
AX0118, 4.000%, 09/01/2044	220,394	238,046
AS3467, 4.000%, 10/01/2044	42,104	45,615
AX2491, 4.000%, 10/01/2044	29,199	31,669
AL6432, 4.000%, 01/01/2045	62,174	67,360
AL6520, 4.000%, 02/01/2045	242,472	262,845
AL9578, 4.000%, 06/01/2045	211,883	229,535
AZ0814, 3.500%, 07/01/2045	69,534	74,117
AZ0862, 3.500%, 07/01/2045	136,367	144,288
BM1953, 3.500%, 08/01/2045	143,351	152,534
AZ4775, 3.500%, 10/01/2045	39,553	41,850
AS6311, 3.500%, 12/01/2045	57,436	60,773
CA2929, 3.500%, 12/01/2045	286,636	302,973
AS6464, 3.500%, 01/01/2046	53,368	57,003
BC4114, 3.500%, 02/01/2046	354,149	374,698
BC0305, 4.000%, 03/01/2046	156,109	167,907
AS6795, 4.000%, 03/01/2046	226,442	241,210
BC0793, 3.500%, 04/01/2046	348,509	369,082
BC0835, 4.000%, 04/01/2046	284,532	305,690
AS7248, 4.000%, 05/01/2046	184,653	198,279
AS7200, 4.500%, 05/01/2046	46,694	50,711
AS7388, 3.500%, 06/01/2046	118,160	124,845
AL8735, 4.000%, 06/01/2046	283,590	305,851
AL9282, 4.000%, 06/01/2046	243,184	261,108
AS7401, 4.000%, 06/01/2046	143,957	154,418
AS7580, 3.000%, 07/01/2046	344,702	360,408
BC7146, 3.000%, 07/01/2046	413,544	432,386
AS7492, 4.000%, 07/01/2046	118,642	127,276
AS7801, 3.500%, 08/01/2046	358,892	378,753
BM3932, 3.500%, 10/01/2046	281,879	297,909
AS8661, 4.000%, 01/01/2047	221,661	235,901
AS8699, 4.000%, 01/01/2047	87,201	93,169
AS8659, 4.000%, 01/01/2047	160,650	171,881
BE2975, 4.000%, 01/01/2047	254,780	275,119
MA2872, 4.500%, 01/01/2047	172,492	188,242
AS8700, 4.500%, 01/01/2047	83,010	90,566
AL9879, 3.500%, 02/01/2047	2,417,973	2,597,464
BE5475, 3.500%, 02/01/2047	134,723	141,990
AL9916, 4.000%, 02/01/2047	307,278	329,611
AS8966, 4.000%, 03/01/2047	128,096	136,342
BD7081, 4.000%, 03/01/2047	576,979	616,388
AS8982, 4.500%, 03/01/2047	35,997	38,881
FM1000, 3.000%, 04/01/2047	113,369	118,430
MA2959, 3.500%, 04/01/2047	289,257	305,219
BD7165, 4.000%, 04/01/2047	1,857,866	1,983,995
BM5347, 3.500%, 05/01/2047	284,568	300,251
BM5348, 3.500%, 05/01/2047	155,645	164,097
BM5784, 3.500%, 05/01/2047	336,601	355,262
AS9536, 3.500%, 05/01/2047	193,652	204,013
CA0180, 3.500%, 05/01/2047	166,963	175,688
BE3619, 4.000%, 05/01/2047	412,227	440,148
MA3008, 4.500%, 05/01/2047	58,160	63,278

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
AS9829, 3.500%, 06/01/2047	$177,101	$186,593
AS9664, 4.000%, 06/01/2047	130,628	139,466
MA3027, 4.000%, 06/01/2047	1,450,598	1,546,582
AS9831, 4.000%, 06/01/2047	302,296	321,842
BE3702, 4.000%, 06/01/2047	213,201	227,672
BE3767, 3.500%, 07/01/2047	195,688	206,212
MA3057, 3.500%, 07/01/2047	502,478	528,994
CA0062, 4.000%, 07/01/2047	274,501	292,921
CA0182, 4.000%, 08/01/2047	65,768	69,903
CA0237, 4.000%, 08/01/2047	366,885	391,046
MA3088, 4.000%, 08/01/2047	262,455	279,756
MA3121, 4.000%, 09/01/2047	435,740	464,911
MA3149, 4.000%, 10/01/2047	163,863	174,875
BH9392, 3.500%, 11/01/2047	2,152,159	2,259,933
FM1467, 3.000%, 12/01/2047	186,711	196,400
BJ1662, 3.500%, 12/01/2047	98,789	103,745
MA3210, 3.500%, 12/01/2047	460,437	485,100
BH7058, 3.500%, 12/01/2047	445,302	469,455
BM2005, 4.000%, 12/01/2047	3,070,398	3,269,816
BM3392, 4.000%, 01/01/2048	455,342	484,995
CA4140, 3.000%, 02/01/2048	373,813	386,644
CA1535, 3.500%, 02/01/2048	100,034	105,378
BJ8783, 3.500%, 02/01/2048	263,680	277,286
CA1218, 4.500%, 02/01/2048	154,789	167,165
BJ0648, 3.500%, 03/01/2048	189,572	199,592
BJ0650, 3.500%, 03/01/2048	193,590	204,235
BM3590, 3.500%, 03/01/2048	290,541	309,662
BM3900, 4.000%, 04/01/2048	240,778	256,528
CA1710, 4.500%, 05/01/2048	255,341	274,204
MA3384, 4.000%, 06/01/2048	288,646	306,449
MA3415, 4.000%, 07/01/2048	434,849	460,292
CA2204, 4.500%, 08/01/2048	1,641,755	1,762,025
FM1572, 3.000%, 09/01/2048	545,259	570,739
MA3466, 3.500%, 09/01/2048	329,309	343,495
BK7608, 4.000%, 09/01/2048	187,603	198,072
BM2007, 4.000%, 09/01/2048	378,092	400,824
BM4991, 4.000%, 09/01/2048	235,205	248,106
CA2491, 4.500%, 10/01/2048	2,795,975	2,995,619
BM4835, 3.500%, 11/01/2048	3,233,684	3,366,709
FM1239, 3.500%, 11/01/2048	332,006	348,191
BN1628, 4.500%, 11/01/2048	1,678,877	1,793,601
MA3522, 4.500%, 11/01/2048	1,611,624	1,725,566
FM2239, 3.000%, 12/01/2048	321,799	335,801
BM5793, 3.000%, 04/01/2049	402,867	415,361
MA3638, 4.000%, 04/01/2049	374,105	394,360
MA3686, 3.500%, 06/01/2049	247,622	257,133
FM1299, 3.000%, 07/01/2049	391,867	404,052
MA3692, 3.500%, 07/01/2049	404,936	420,524
MA3693, 4.000%, 07/01/2049	340,040	358,214
MA3744, 3.000%, 08/01/2049	516,592	532,612
BN7703, 3.000%, 08/01/2049	262,975	271,254
MA3745, 3.500%, 08/01/2049	886,077	920,224
MA3774, 3.000%, 09/01/2049	722,342	744,742
BO2201, 3.000%, 09/01/2049	585,559	603,718

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
MA3775, 3.500%, 09/01/2049	$763,388	$792,947
BO2200, 3.500%, 09/01/2049	251,331	261,608
BN8330, 3.500%, 09/01/2049	392,072	407,903
MA3802, 3.000%, 10/01/2049	674,502	695,419
MA3803, 3.500%, 10/01/2049	636,047	661,453
MA3834, 3.000%, 11/01/2049	974,590	1,004,813
MA3835, 3.500%, 11/01/2049	478,668	497,810
MA3871, 3.000%, 12/01/2049	1,063,410	1,096,486
MA3872, 3.500%, 12/01/2049	419,247	436,586
BO8947, 3.000%, 01/01/2050	299,504	310,072
MA3905, 3.000%, 01/01/2050	2,855,920	2,946,194
BO6164, 3.000%, 01/01/2050	274,005	282,712
Fannie Mae REMICS
2012-70, 4.373% (1 Month LIBOR USD + 6.000%), 07/25/2042(c)(e)	1,012,694	216,149
2012-68, 4.423% (1 Month LIBOR USD + 6.050%), 07/25/2042(c)(e)	904,826	204,271
2012-130, 5.073% (1 Month LIBOR USD + 6.700%), 12/25/2042(c)(e)	897,685	206,080
2012-149, 4.000%, 01/25/2043(e)	840,395	134,134
2013-6 SB, 4.473% (1 Month LIBOR USD + 6.100%), 02/25/2043(c)(e)	791,519	157,774
2014-90, 4.523% (1 Month LIBOR USD + 6.150%), 01/25/2045(c)(e)	955,485	181,429
2016-03, 4.000%, 02/25/2046(e)	1,101,308	171,287
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	470	497
D9-6037, 5.000%, 05/01/2023	24,743	26,758
C9-0918, 5.000%, 09/01/2025	141,610	153,185
D9-7472, 5.500%, 12/01/2027	2,444	2,662
G1-4953, 3.500%, 01/01/2029	38,274	40,242
C9-1267, 5.000%, 09/01/2029	28,265	30,811
G0-1772, 5.000%, 02/01/2035	2,222	2,498
G0-1883, 5.000%, 08/01/2035	1,746	1,975
A6-8761, 5.500%, 09/01/2037	2,387	2,598
G0-3535, 5.500%, 10/01/2037	845	974
G0-3812, 5.500%, 02/01/2038	1,155	1,331
G0-4449, 5.500%, 07/01/2038	4,437	5,099
G0-4471, 5.500%, 07/01/2038	3,074	3,541
A8-1743, 5.500%, 09/01/2038	1,746	1,899
A8-2657, 5.500%, 10/01/2038	5,702	6,219
A8-2134, 6.000%, 10/01/2038	2,088	2,423
G0-5205, 5.000%, 01/01/2039	15,125	17,113
A8-6521, 4.500%, 05/01/2039	51,636	56,905
A8-6315, 4.500%, 05/01/2039	30,570	33,717
A9-3617, 4.500%, 08/01/2040	7,645	8,426
A9-3485, 5.000%, 08/01/2040	79,162	89,095
C0-3531, 4.000%, 10/01/2040	25,612	27,806
A9-6592, 4.000%, 02/01/2041	109,808	119,237
Q0-0285, 4.500%, 04/01/2041	8,707	9,599
Q0-0876, 4.500%, 05/01/2041	61,923	68,311
Q0-0950, 5.000%, 05/01/2041	8,912	9,876
Q0-2173, 4.500%, 07/01/2041	41,978	46,303
Q0-3705, 4.000%, 10/01/2041	18,438	19,435
Q0-4674, 4.000%, 12/01/2041	157,357	170,786
C0-3795, 3.500%, 04/01/2042	270,382	288,379
Q0-7726, 4.000%, 04/01/2042	342,919	372,658
Q0-9004, 3.500%, 06/01/2042	28,854	30,721
C0-9004, 3.500%, 07/01/2042	32,559	34,708

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Q0-9896, 3.500%, 08/01/2042	$40,892	$43,545
Q1-1348, 3.500%, 09/01/2042	61,443	65,430
Q1-4869, 3.000%, 01/01/2043	84,375	89,235
Q1-8305, 3.500%, 05/01/2043	29,895	31,834
Q1-9475, 3.500%, 06/01/2043	61,578	65,584
G6-0030, 3.500%, 07/01/2043	143,966	153,389
Q2-0857, 3.500%, 08/01/2043	30,035	32,691
Q2-0780, 3.500%, 08/01/2043	44,189	47,856
G0-8541, 3.500%, 08/01/2043	62,456	66,443
G0-7459, 3.500%, 08/01/2043	32,259	34,351
V8-0509, 4.000%, 10/01/2043	37,243	40,372
G6-0174, 4.000%, 10/01/2043	81,044	88,053
G0-8558, 4.000%, 11/01/2043	47,682	51,687
Q2-6367, 4.000%, 05/01/2044	10,358	11,243
Q2-5885, 4.500%, 05/01/2044	47,834	51,655
Q2-6513, 4.500%, 06/01/2044	19,155	20,497
Q2-9916, 4.000%, 11/01/2044	63,900	69,112
Q4-5219, 3.500%, 01/01/2045	234,030	247,600
G0-7961, 3.500%, 03/01/2045	49,563	52,957
G0-8633, 4.000%, 03/01/2045	95,068	103,038
G0-8636, 3.500%, 04/01/2045	73,096	77,377
G0-8637, 4.000%, 04/01/2045	58,008	62,799
Q3-3869, 4.000%, 06/01/2045	25,726	27,870
Q3-5225, 3.500%, 08/01/2045	41,615	44,047
G0-8659, 3.500%, 08/01/2045	201,586	213,324
V8-1873, 4.000%, 08/01/2045	50,077	54,054
G0-8660, 4.000%, 08/01/2045	214,145	231,134
G0-8672, 4.000%, 10/01/2045	40,694	43,877
V8-1992, 4.000%, 10/01/2045	223,319	240,831
G0-8676, 3.500%, 11/01/2045	90,507	95,844
G6-0480, 4.500%, 11/01/2045	29,053	31,813
G0-8681, 3.500%, 12/01/2045	65,821	69,706
G0-8682, 4.000%, 12/01/2045	72,309	77,876
Q3-8473, 4.000%, 01/01/2046	75,165	80,907
Q3-8470, 4.000%, 01/01/2046	45,086	48,281
G0-8694, 4.000%, 02/01/2046	44,448	47,825
Q3-9644, 3.500%, 03/01/2046	364,088	385,325
Q3-9434, 3.500%, 03/01/2046	14,403	15,259
G0-8693, 3.500%, 03/01/2046	15,690	16,605
G0-8699, 4.000%, 03/01/2046	118,311	127,213
Q3-9438, 4.000%, 03/01/2046	228,755	246,100
G0-8702, 3.500%, 04/01/2046	161,788	171,121
Q4-0375, 3.500%, 05/01/2046	102,783	108,713
G0-8706, 3.500%, 05/01/2046	75,019	79,323
Q4-0718, 3.500%, 05/01/2046	438,821	463,549
G0-8708, 4.500%, 05/01/2046	88,682	96,868
Q4-1208, 3.500%, 06/01/2046	204,145	216,299
Q4-5458, 4.000%, 08/01/2046	167,970	180,733
G0-8735, 4.500%, 10/01/2046	116,635	126,429
G0-8743, 4.000%, 01/01/2047	102,050	109,170
Q4-6279, 3.500%, 02/01/2047	221,612	233,996
Q4-6283, 4.000%, 02/01/2047	194,770	207,261
G0-8752, 4.000%, 03/01/2047	67,498	72,058
Q4-6539, 4.500%, 03/01/2047	34,623	37,436

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
G0-8757, 3.500%, 04/01/2047	$34,100	$35,953
G0-8758, 4.000%, 04/01/2047	529,879	564,719
G0-8759, 4.500%, 04/01/2047	53,068	57,452
G0-8762, 4.000%, 05/01/2047	427,120	455,157
V8-3204, 4.500%, 05/01/2047	111,739	121,752
G0-8767, 4.000%, 06/01/2047	352,593	376,180
Q4-9100, 4.000%, 07/01/2047	354,066	377,993
Q4-9394, 4.500%, 07/01/2047	225,410	243,659
Q4-9888, 3.500%, 08/01/2047	173,172	182,434
Q5-0109, 3.500%, 08/01/2047	50,547	53,292
G0-8774, 3.500%, 08/01/2047	219,152	231,056
Q5-0035, 3.500%, 08/01/2047	237,248	250,094
G0-8775, 4.000%, 08/01/2047	462,438	493,827
G6-1228, 4.000%, 08/01/2047	364,443	390,396
G0-8779, 3.500%, 09/01/2047	752,645	793,935
G0-8785, 4.000%, 10/01/2047	355,380	379,988
G6-1631, 3.500%, 11/01/2047	413,268	436,480
Q5-2319, 3.500%, 11/01/2047	59,513	62,874
G6-1467, 4.000%, 11/01/2047	543,585	577,715
G0-8789, 4.000%, 11/01/2047	149,803	160,072
G6-1281, 3.500%, 01/01/2048	237,384	251,634
Q5-4463, 4.000%, 02/01/2048	193,779	206,798
G0-8801, 4.000%, 02/01/2048	222,067	236,514
G6-7710, 3.500%, 03/01/2048	381,788	406,965
G0-8805, 4.000%, 03/01/2048	265,831	283,825
G0-8814, 4.000%, 05/01/2048	136,107	144,687
G6-1578, 4.500%, 08/01/2048	2,577,588	2,757,691
G6-1606, 4.500%, 09/01/2048	1,754,832	1,891,264
Q5-9893, 4.000%, 11/01/2048	1,382,694	1,464,576
G0-8853, 4.500%, 12/01/2048	1,570,722	1,677,863
Q6-1925, 4.000%, 03/01/2049	105,888	112,016
G0-8887, 3.000%, 06/01/2049	1,795,321	1,851,813
Freddie Mac Multifamily Structured Pass Through Certificates
K-076, 3.900%, 04/25/2028	210,000	244,912
K-077, 3.850%, 05/25/2028(d)	265,000	308,459
K-078, 3.854%, 06/25/2028	1,190,000	1,386,175
K-083, 4.050%, 09/25/2028(d)	2,650,000	3,143,453
K-084, 3.780%, 10/25/2028(d)	580,000	676,019
K-087, 3.771%, 12/25/2028	420,000	490,104
K-098, 1.516%, 08/25/2029(d)(e)	1,985,000	243,682
Freddie Mac Pool
ZT-1955, 3.000%, 05/01/2049	267,950	276,353
ZA-7141, 3.000%, 06/01/2049	350,157	361,016
ZT-2090, 3.000%, 06/01/2049	464,307	478,706
QA-0192, 3.500%, 06/01/2049	611,852	638,439
SD-8004, 3.000%, 08/01/2049	470,284	484,868
QA-1790, 3.000%, 08/01/2049	177,428	183,036
RA-1313, 3.000%, 08/01/2049	209,127	215,738
SD-8010, 3.000%, 09/01/2049	289,224	298,193
SD-8016, 3.000%, 10/01/2049	341,832	352,433
SD-8024, 3.000%, 11/01/2049	157,347	162,226
SD-8030, 3.000%, 12/01/2049	835,249	861,151
SD-8044, 3.000%, 02/01/2050	299,046	308,552

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
QA-7325, 3.000%, 02/01/2050	$425,000	$440,513
SD-8045, 3.500%, 02/01/2050	4,480,002	4,677,660
Freddie Mac REMICS
4073, 4.342% (1 Month LIBOR USD + 6.000%), 07/15/2042(c)(e)	993,831	205,733
4122, 4.000%, 10/15/2042(e)	1,045,900	161,568
4121, 4.542% (1 Month LIBOR USD + 6.200%), 10/15/2042(c)(e)	974,496	213,843
4159, 4.492% (1 Month LIBOR USD + 6.150%), 01/15/2043(c)(e)	511,058	121,105
4459, 4.000%, 08/15/2043(e)	940,353	138,000
4573, 3.500%, 04/15/2046(e)	1,113,692	169,038
4583, 4.342% (1 Month LIBOR USD + 6.000%), 05/15/2046(c)(e)	1,075,944	191,815
4623, 4.342% (1 Month LIBOR USD + 6.000%), 10/15/2046(c)(e)	824,805	194,950
4648, 4.342% (1 Month LIBOR USD + 6.000%), 01/15/2047(c)(e)	915,516	180,437
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 5.077% (1 Month LIBOR USD + 3.450%), 10/25/2029(c)	930,000	991,587
2017-HQA2, 4.277% (1 Month LIBOR USD + 2.650%), 12/25/2029(c)	500,000	513,734
2017-DNA3, 4.127% (1 Month LIBOR USD + 2.500%), 03/25/2030(c)	285,000	294,433
2017-HQA3, 3.977% (1 Month LIBOR USD + 2.350%), 04/25/2030(c)	1,166,572	1,189,019
2018-DNA1, 3.427% (1 Month LIBOR USD + 1.800%), 07/25/2030(c)	570,000	572,866
2018-HQA1, 3.927% (1 Month LIBOR USD + 2.300%), 09/25/2030(c)	970,000	980,080
Ginnie Mae
#TBA, 3.000%, 03/15/2043	875,000	904,292
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	53,249	56,455
MA0783M, 3.500%, 02/20/2043	73,654	77,998
784689C, 3.500%, 04/20/2043	2,662,735	2,813,793
MA0934M, 3.500%, 04/20/2043	53,451	56,833
MA1376M, 4.000%, 10/20/2043	78,011	83,699
MA1861M, 3.875% (1 Year CMT Rate + 1.500%), 04/20/2044(c)	123,464	127,605
MA2893M, 4.000%, 06/20/2045	37,572	40,310
MA3035M, 4.000%, 08/20/2045	21,716	23,325
MA3245M, 4.000%, 11/20/2045	93,750	100,572
MA3663M, 3.500%, 05/20/2046	132,163	138,840
MA3803M, 3.500%, 07/20/2046	53,012	55,847
MA4510M, 3.500%, 06/20/2047	249,318	260,109
MA4511M, 4.000%, 06/20/2047	109,394	116,096
MA4586M, 3.500%, 07/20/2047	343,559	360,335
MA4652M, 3.500%, 08/20/2047	230,439	241,758
MA4778M, 3.500%, 10/20/2047	49,416	51,758
MA4900M, 3.500%, 12/20/2047	178,918	187,417
MA4962M, 3.500%, 01/20/2048	218,589	228,139
MA5263M, 3.500%, 06/20/2048	60,622	63,254
MA5529M, 4.500%, 10/20/2048	1,380,887	1,463,086
MA5530M, 5.000%, 10/20/2048	1,309,594	1,396,451
MA5986M, 4.000%, 06/20/2049	744,541	775,796
MA6039M, 3.500%, 07/20/2049	352,793	365,848
MA6283M, 3.000%, 11/20/2049	372,228	385,157
MA6338M, 3.000%, 12/20/2049	149,329	154,465
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043(e)	1,176,068	196,270
2016-91, 4.433% (1 Month LIBOR USD + 6.080%), 07/20/2046(c)(e)	861,025	196,141
2012-147, 2.600%, 04/16/2054(d)	88,170	91,523

Total Agency Mortgage Backed Securities (Cost $126,441,789)		130,791,719

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
Municipal Bonds—0.96%
American Municipal Power, Inc.
8.084%, 02/15/2050	$20,000	$38,581
California Health Facilities Financing Authority
2.584%, 06/01/2029	210,000	225,383
2.704%, 06/01/2030	320,000	344,166
2.864%, 06/01/2031	425,000	458,720
California State University
2.965%, 11/01/2039	360,000	379,325
3.065%, 11/01/2042	315,000	330,262
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
2.329%, 11/01/2031	195,000	207,037
2.399%, 11/01/2032	855,000	912,413
2.429%, 11/01/2033	540,000	576,520
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	293,960
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	212,878

Total Municipal Bonds (Cost $3,717,139)		3,979,245

U.S. Government Agency Issues—0.12%
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	480,845

Total U.S. Government Agency Issues (Cost $395,244)		480,845

U.S. Government Notes/Bonds—15.25%
United States Treasury Inflation Indexed Bonds
0.750%, 07/15/2028	3,771,831	4,125,630
2.125%, 02/15/2040	2,056,849	2,929,313
1.375%, 02/15/2044	1,279,028	1,672,345
United States Treasury Notes/Bonds
2.250%, 04/15/2022(f)	10,075,000	10,361,508
1.500%, 10/31/2024(f)	510,000	523,597
1.750%, 12/31/2024	960,000	997,706
1.375%, 01/31/2025(f)	640,000	654,137
2.875%, 05/31/2025(f)	5,110,000	5,614,014
2.375%, 04/30/2026	1,440,000	1,558,041
1.750%, 11/15/2029(f)	630,000	665,782
1.500%, 02/15/2030	226,000	233,928
4.500%, 02/15/2036(f)	2,563,000	3,731,818
4.375%, 11/15/2039	143,000	214,031
2.875%, 05/15/2043	1,074,600	1,331,538
3.750%, 11/15/2043	395,000	559,241
3.125%, 08/15/2044	61,700	79,820
2.500%, 02/15/2045	18,000	21,011
3.000%, 05/15/2045(f)	4,930,000	6,272,944
2.500%, 02/15/2046	513,300	601,323
2.500%, 05/15/2046(f)	3,575,000	4,194,201
2.250%, 08/15/2046	464,200	520,403
3.000%, 05/15/2047	440,000	567,617
2.750%, 08/15/2047	210,000	259,617
2.750%, 11/15/2047(f)	3,308,900	4,096,767
3.000%, 02/15/2048	565,000	732,503
3.125%, 05/15/2048	665,600	883,896

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Principal Amount	Value
2.250%, 08/15/2049(f)	$3,214,000	$3,650,275
2.375%, 11/15/2049(f)	5,511,000	6,428,172

Total U.S. Government Notes/Bonds (Cost $56,900,241)		63,481,178

	Shares
Exchange-Traded Funds—0.92%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(f)	144,707	3,830,394

Total Exchange-Traded Funds (Cost $3,960,138)		3,830,394

Investments Purchased With Collateral From Securities Lending—15.08%
Money Market Fund—15.08%
Mount Vernon Liquid Assets Portfolio, LLC, 1.760%(g)	62,786,009	62,786,009

Total Investments Purchased With Collateral From Securities Lending (Cost $62,786,009)		62,786,009

Short-Term Investments—0.50%
First American Government Obligations Fund, Class X, 1.493%(g)	2,059,721	2,059,721

Total Short-Term Investments (Cost $2,059,721)		2,059,721

Total Investments (Cost $458,325,621)—114.83%		477,944,797
Liabilities in Excess of Other Assets—(14.83)%		(61,711,896)

Total Net Assets—100.00%		$416,232,901

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 29, 2020.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at February 29, 2020. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at February 29, 2020. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of February 29, 2020. Total value of securities out on loan is $62,198,507.
(g)	The rate shown represents the seven day yield at February 29, 2020.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 29, 2020 (Unaudited)

	Number of Contracts	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
10 Year U.S. Treasury Note	43	June 2020	$4,638,877	$86,830
5 Year U.S. Treasury Note	179	June 2020	18,173,248	254,582
U.S. Treasury Long Bond	14	June 2020	2,025,975	47,372

Total Futures Contracts Purchased				$388,784

Futures Contracts Sold
CME Ultra Long Term U.S. Treasury Bond	(48)	June 2020	(6,098,508)	$(299,337)

Total Futures Contracts Sold				$(299,337)

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS—93.96%
Accommodation—0.31%
GreenTree Hospitality Group Ltd.—ADR	3,629	$41,770
Hilton Worldwide Holdings, Inc.	2,835	275,562
Hyatt Hotels Corp.—Class A	4,425	338,955
Marcus Corp.	708	18,918
Melco Resorts & Entertainment Ltd.—ADR	10,738	186,197
MGM Resorts International	12,963	318,371
Sands China Ltd.—ADR	9,970	468,789
Vail Resorts, Inc.	288	61,232
Whitbread PLC—ADR(c)	33,082	417,826
Wynn Macau Ltd.—ADR	19,146	387,515

		2,515,135

Administration of Economic Programs—0.01%
Centrais Electricas Brasileiras SA—ADR	7,529	58,199

Administration of Human Resource Programs—0.03%
Hailiang Education Group, Inc.—ADR(a)	3,738	217,888

Administrative and Support Services—1.77%
ABM Industries, Inc.(c)	6,358	209,305
AMN Healthcare Services, Inc.(a)	3,034	223,302
Automatic Data Processing, Inc.	2,192	339,190
BG Staffing, Inc.	3,725	57,440
Bilibili, Inc.—ADR(a)(c)	9,294	238,670
Booking Holdings, Inc.(a)	138	234,001
Cardtronics PLC—Class A(a)(b)	2,780	100,831
Cass Information Systems, Inc.(c)	4,547	213,482
CorVel Corp.(a)	2,174	149,876
Criteo SA—ADR(a)	8,460	107,188
Deutsche Post AG—ADR	5,783	173,143
DHI Group, Inc.(a)	16,144	36,808
Donnelley Financial Solutions, Inc.(a)	3,160	27,492
Essity AB—ADR	44,729	1,448,996
Everi Holdings, Inc.(a)	8,384	87,194
FleetCor Technologies, Inc.(a)	1,881	499,951
Grupo Aeroportuario del Pacifico SAB de CV—ADR	703	76,191
Heidrick & Struggles International, Inc.	2,640	58,872
HMS Holdings Corp.(a)	7,754	178,109
I3 Verticals, Inc.—Class A(a)(c)	2,043	59,206
IHS Markit Ltd.(b)	6,635	472,676
InterActiveCorp(a)	2,420	493,535
Kelly Services, Inc.—Class A	10,719	178,043
Kforce, Inc.	8,370	254,950
ManpowerGroup, Inc.	3,059	232,300
ManTech International Corp.—Class A	4,272	319,973
MasterCard, Inc.—Class A	11,530	3,346,583
Moody’s Corp.	240	57,607
Orange SA—ADR	27,044	361,849
QIWI PLC—ADR	7,849	136,887
Rakuten, Inc.—ADR(c)	71,302	587,528
Randstad NV—ADR	5,824	148,104
Robert Half International, Inc.(c)	1,856	93,561
Scotts Miracle-Gro Co.	2,404	254,800
Secom Co. Ltd.—ADR	40,158	777,057

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Teladoc Health, Inc.(a)(c)	5,177	$646,918
Teleperformance—ADR(c)	3,257	392,729
TransUnion	3,153	280,365
Trip.com Group Ltd.—ADR(a)	2,082	63,210
TrueBlue, Inc.(a)	11,247	167,355
TTEC Holdings, Inc.	3,450	129,134
Tuniu Corp.—ADR(a)	13,839	22,142
Vectrus, Inc.(a)	2,407	125,381
Waddell & Reed Financial, Inc.—Class A(c)	17,622	242,479
WNS Holdings Ltd.—ADR(a)	578	38,056

		14,342,469

Air Transportation—0.49%
Air China Ltd.—ADR	438	7,052
Air France-KLM—ADR(a)	19,447	146,728
Alaska Air Group, Inc.	5,097	257,195
American Airlines Group, Inc.(c)	9,409	179,241
ANA Holdings, Inc.—ADR	62,540	318,329
Cathay Pacific Airways Ltd.—ADR	42,168	265,658
China Southern Airlines Co. Ltd.—ADR	245	6,561
Controladora Vuela Cia de Aviacion SAB de CV—ADR(a)	2,125	21,356
Delta Air Lines, Inc.	20,944	966,147
Japan Airlines Co. Ltd.—ADR	39,902	486,006
JetBlue Airways Corp.(a)(c)	12,172	192,074
Mesa Air Group, Inc.(a)	6,592	38,036
SkyWest, Inc.	8,087	367,150
Spirit Airlines, Inc.(a)(c)	5,086	144,697
United Airlines Holdings, Inc.(a)	8,914	549,013

		3,945,243

Ambulatory Health Care Services—0.55%
Addus HomeCare Corp.(a)	2,186	166,726
Amedisys, Inc.(a)	2,144	373,077
Apollo Medical Holdings, Inc.(a)	1,592	27,812
CareDx, Inc.(a)(c)	3,708	86,433
Chemed Corp.	358	149,508
DaVita, Inc.(a)	5,770	447,868
HealthStream, Inc.(a)	3,059	74,395
Joint Corp.(a)(c)	2,720	40,338
Kura Oncology, Inc.(a)	5,187	62,607
Laboratory Corp. of America Holdings(a)	3,362	590,670
LHC Group, Inc.(a)(c)	2,795	339,481
Medpace Holdings, Inc.(a)	3,830	344,470
Novocure Ltd.(a)(b)(c)	4,414	321,119
OrthoPediatrics Corp.(a)(c)	2,006	93,119
Pennant Group, Inc.(a)	2,234	60,698
Quest Diagnostics, Inc.	5,012	531,573
RadNet, Inc.(a)	4,075	83,252
Select Medical Holdings Corp.(a)	3,322	79,529
Sonic Healthcare Ltd.—ADR(c)	29,791	545,770
US Physical Therapy, Inc.	403	42,000

		4,460,445

Amusement, Gambling, and Recreation Industries—0.04%
Las Vegas Sands Corp.	2,876	167,700

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
SeaWorld Entertainment, Inc.(a)(c)	5,928	$161,301
WW International, Inc.(a)	790	23,700

		352,701

Animal Production and Aquaculture—0.01%
Cal-Maine Foods, Inc.(a)	581	20,271
JBS SA—ADR	9,847	98,569

		118,840

Apparel Manufacturing—0.26%
Burberry Group PLC—ADR	9,449	205,232
Columbia Sportswear Co.(c)	3,319	269,835
G-III Apparel Group Ltd.(a)	1,762	39,398
Hanesbrands, Inc.(c)	7,597	100,584
Lululemon Athletica, Inc.(a)	4,003	870,292
Oxford Industries, Inc.	615	37,140
PVH Corp.	3,547	262,868
Ralph Lauren Corp.	2,313	244,045
Under Armour, Inc.—Class C(a)	6,222	77,651

		2,107,045

Beverage and Tobacco Product Manufacturing—1.65%
Boston Beer Co., Inc.—Class A(a)	166	61,551
Brown-Forman Corp.—Class B	2,833	173,975
C&C Group PLC—ADR	32,331	428,709
Carlsberg A/S—ADR	54,449	1,440,176
Cia Cervecerias Unidas SA—ADR	22,690	361,679
Coca-Cola Bottlers Japan Holdings, Inc.—ADR	53,939	604,656
Coca-Cola Co.	14,494	775,284
Coca-Cola Consolidated, Inc.	265	52,041
Coca-Cola Femsa SAB de CV—ADR	5,106	283,536
Diageo PLC—ADR(c)	12,486	1,771,888
Embotelladora Andina SA—Class A—ADR(c)	2,259	27,453
Embotelladora Andina SA—Class B—ADR	11,883	166,956
Fomento Economico Mexicano SAB de CV—ADR	1,251	101,819
Heineken Holding NV—ADR	3,445	150,951
Japan Tobacco, Inc.—ADR	147,332	1,449,747
Kirin Holdings Co. Ltd.—ADR	43,031	818,880
Molson Coors Brewing Co.—Class B(c)	7,362	365,229
PepsiCo, Inc.	20,475	2,703,315
Philip Morris International, Inc.	12,670	1,037,293
Swedish Match AB—ADR(c)	16,418	477,764
Tsingtao Brewery Co. Ltd.—ADR	1,631	41,786
Turning Point Brands, Inc.(c)	1,936	50,626

		13,345,314

Broadcasting (except Internet)—1.77%
Altice USA, Inc.—Class A(a)	25,950	671,067
AMC Networks, Inc.—Class A(a)(c)	8,810	273,110
Cable One, Inc.	744	1,170,327
Central European Media Enterprises Ltd.—Class A(a)(b)	16,108	71,358
Comcast Corp.—Class A	90,964	3,677,674
Discovery, Inc.—Class A(a)(c)	47,869	1,230,233
Discovery, Inc.—Class C(a)	56,442	1,416,694
DISH Network Corp.—Class A(a)	24,401	817,922

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
EW Scripps Co.—Class A(c)	8,219	$97,806
Gray Television, Inc.(a)(c)	7,896	149,392
Ideanomics, Inc.(a)	15,839	5,710
Liberty Broadband Corp.—Class A(a)	736	91,028
Liberty Broadband Corp.—Class C(a)	1,893	238,310
Liberty Media Corp-Liberty Braves(a)	2,569	66,743
Liberty Media Corp-Liberty SiriusXM(a)	6,075	271,067
MSG Networks, Inc.—Class A(a)(c)	10,249	129,547
Nexstar Media Group, Inc.—Class A	8,837	1,016,079
Qurate Retail, Inc.—Class A(a)	31,850	217,217
Roku, Inc.(a)(c)	3,549	403,415
Sinclair Broadcast Group, Inc.—Class A	17,214	399,537
Walt Disney Co.	15,379	1,809,339
WideOpenWest, Inc.(a)(c)	18,220	114,604

		14,338,179

Building Material and Garden Equipment and Supplies Dealers—0.40%
BMC Stock Holdings, Inc.(a)	20,840	511,205
Home Depot, Inc.	12,434	2,708,623

		3,219,828

Chemical Manufacturing—8.01%
Abbott Laboratories	17,276	1,330,770
AbbVie, Inc.	3,891	333,498
Abcam PLC—ADR	883	13,068
Acorda Therapeutics, Inc.(a)	8,557	12,322
Air Liquide SA—ADR	21,528	585,661
Air Products & Chemicals, Inc.	4,488	985,610
Alexion Pharmaceuticals, Inc.(a)	9,755	917,263
Allergan PLC(b)	9,749	1,858,841
Alnylam Pharmaceuticals, Inc.(a)	1,279	150,487
AMAG Pharmaceuticals, Inc.(a)(c)	2,235	17,321
Amgen, Inc.	9,043	1,806,157
Amphastar Pharmaceuticals, Inc.(a)(c)	5,511	84,814
ANI Pharmaceuticals, Inc.(a)	1,715	82,337
Antares Pharma, Inc.(a)	30,739	95,291
Aratana Therapeutics, Inc.(a)	18,388	4,597
Arena Pharmaceuticals, Inc.(a)(c)	5,285	235,711
Arkema SA—ADR	2,558	240,733
Astellas Pharma, Inc.—ADR	55,147	852,573
AstraZeneca PLC—ADR	39,126	1,713,719
Bayer AG—ADR	34,981	630,358
BioDelivery Sciences International, Inc.(a)	12,580	61,139
Biogen, Inc.(a)	3,689	1,137,651
BioSpecifics Technologies Corp.(a)	2,343	129,310
Bristol-Myers Squibb Co.	23,663	1,397,537
Cabot Microelectronics Corp.	796	110,867
Catalent, Inc.(a)	5,638	290,526
Catalyst Pharmaceuticals, Inc.(a)	9,132	38,446
Celanese Corp.	1,720	161,233
CF Industries Holdings, Inc.	3,170	116,846
Chemours Co.(c)	8,096	120,306
Church & Dwight Co., Inc.	2,245	156,072
Clinuvel Pharmaceuticals Ltd.—ADR	18,455	192,301
Corcept Therapeutics, Inc.(a)(c)	8,952	112,974

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Coty, Inc.—Class A	7,965	$73,517
Covestro AG—ADR	12,377	237,391
CSL Ltd.—ADR(c)	12,153	1,206,793
D&L Industries, Inc.—ADR(c)	14,473	49,541
Daiichi Sankyo Co. Ltd.—ADR	22,178	1,314,712
Denali Therapeutics, Inc.(a)(c)	6,351	125,559
Dr Reddy’s Laboratories Ltd.—ADR	4,966	199,435
Eagle Pharmaceuticals, Inc.(a)	534	24,511
Eisai Co. Ltd.—ADR	7,574	551,766
Eli Lilly & Co.	7,715	973,093
Enanta Pharmaceuticals, Inc.(a)	1,715	87,259
Endo International PLC(a)(b)	19,084	105,344
Esperion Therapeutics, Inc.(a)(c)	1,420	71,696
Estee Lauder Cos., Inc.—Class A	1,374	252,266
Fate Therapeutics, Inc.(a)	3,880	113,296
FMC Corp.	6,607	615,111
Galectin Therapeutics, Inc.(a)(c)	7,847	16,636
Genetic Technologies Ltd.—ADR(a)	2,167	6,111
GlaxoSmithKline PLC—ADR(c)	63,308	2,565,872
Global Blood Therapeutics, Inc.(a)(c)	3,174	203,009
GW Pharmaceuticals PLC—ADR(a)(c)	2,105	215,363
H Lundbeck A/S—ADR	4,784	164,187
Huntsman Corp.	5,298	100,344
Hypera SA—ADR	10,211	77,093
Immutep Ltd.—ADR(a)(c)	56,365	126,258
Incyte Corp. Ltd.(a)	3,611	272,306
Innospec, Inc.	1,622	140,368
Innoviva, Inc.(a)(c)	17,143	230,916
Inter Parfums, Inc.	1,779	106,847
Intercept Pharmaceuticals, Inc.(a)(c)	398	36,592
Ionis Pharmaceuticals, Inc.(a)	6,246	317,172
Jazz Pharmaceuticals PLC(a)(b)	6,764	775,019
Johnson & Johnson	21,648	2,911,222
KalVista Pharmaceuticals, Inc.(a)	3,163	42,542
Kao Corp.—ADR(c)	107,406	1,544,498
Kimberly-Clark Corp.	8,062	1,057,654
Koninklijke DSM NV—ADR	15,200	425,904
Kose Corp.—ADR(c)	24,931	588,471
Kraton Corp.(a)	3,078	31,149
Kronos Worldwide, Inc.	4,040	40,360
Krystal Biotech, Inc.(a)	990	52,916
Kuraray Co. Ltd.—ADR	13,430	411,361
Lantheus Holdings, Inc.(a)	5,210	81,016
Lexicon Pharmaceuticals, Inc.(a)	18,914	52,486
Lifevantage Corp.(a)	5,668	67,506
Linde PLC(b)	1,787	341,335
Lonza Group AG—ADR	10,635	422,210
Madrigal Pharmaceuticals, Inc.(a)(c)	556	47,911
Magenta Therapeutics, Inc.(a)	2,539	29,859
Mallinckrodt PLC(a)(b)(c)	5,474	23,429
Merck & Co., Inc.	33,940	2,598,445
Merck KGaA—ADR	23,005	557,871
Minerva Neurosciences, Inc.(a)	3,602	26,223
Mitsubishi Tanabe Pharma Corp.—ADR	20,812	363,586

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Mylan NV(a)(b)	8,862	$152,338
Nektar Therapeutics(a)(c)	5,867	122,092
Novartis AG—ADR(c)	71,886	6,035,548
Novo Nordisk A/S—ADR	30,945	1,798,833
Novozymes A/S—ADR(c)	7,232	366,807
Olin Corp.(c)	6,267	101,463
Ono Pharmaceutical Co. Ltd.—ADR	60,623	391,018
Otsuka Holdings Co. Ltd.—ADR	22,752	417,499
Pacira BioSciences, Inc.(a)	1,941	84,201
PDL BioPharma, Inc.(a)	37,914	128,908
Perrigo Co. PLC(b)	3,194	161,904
PetIQ, Inc.(a)(c)	2,971	92,398
Pfizer, Inc.	75,403	2,519,967
PPG Industries, Inc.	286	29,873
Prestige Consumer Healthcare, Inc.(a)	2,404	89,813
PTC Therapeutics, Inc.(a)	4,213	231,041
Quidel Corp.(a)	3,241	250,335
Ra Pharmaceuticals, Inc.(a)	2,819	131,816
Redhill Biopharma Ltd.—ADR(a)(c)	5,433	22,438
Regeneron Pharmaceuticals, Inc.(a)	750	333,428
REGENXBIO, Inc.(a)	1,635	65,400
Repligen Corp.(a)	5,402	462,411
Rogers Corp.(a)	823	95,468
Sanofi—ADR	35,254	1,630,498
Santen Pharmaceutical Co. Ltd.—ADR(c)	36,994	586,355
Sarepta Therapeutics, Inc.(a)(c)	871	99,703
Seattle Genetics, Inc.(a)	2,104	239,561
Shin-Etsu Chemical Co. Ltd.—ADR	66,478	1,824,155
Shionogi & Co Ltd.—ADR	43,796	582,487
Shiseido Co. Ltd.—ADR(c)	22,216	1,321,408
SIGA Technologies, Inc.(a)(c)	4,887	24,411
Starpharma Holdings Ltd.—ADR(a)	4,304	28,665
Stepan Co.	1,778	156,162
Sumitomo Chemical Co. Ltd.—ADR	21,727	380,005
Sysmex Corp.—ADR	6,365	199,097
Takeda Pharmaceutical Co. Ltd.—ADR	33,847	585,553
Teijin Ltd.—ADR(c)	34,021	549,269
Teva Pharmaceutical Industries Ltd.—ADR(a)	21,636	249,463
THERAPIX BIOSCIENCES Ltd.—ADR(a)	5,684	2,843
Toray Industries, Inc.—ADR	47,065	534,188
Trex Co., Inc.(a)(c)	359	34,338
Trinity Biotech PLC—ADR(a)	97,114	138,873
UCB SA—ADR(c)	2,184	100,573
Vanda Pharmaceuticals, Inc.(a)	8,396	92,608
Veracyte, Inc.(a)	4,293	105,994
Vericel Corp.(a)(c)	4,194	64,755
Vertex Pharmaceuticals, Inc.(a)	851	190,650
West Pharmaceutical Services, Inc.	1,609	242,251
Xencor, Inc.(a)(c)	4,364	141,786
Yara International ASA—ADR(c)	3,387	61,847
Zoetis, Inc.	12,382	1,649,654

		64,951,827

Clothing and Clothing Accessories Stores—1.29%
Abercrombie & Fitch Co.—Class A(c)	5,488	72,057

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
ASOS PLC—ADR(a)	474	$18,126
Carter’s, Inc.	936	85,616
Charter Communications, Inc.—Class A(a)	1,303	642,601
Citi Trends, Inc.	7,416	146,614
Fast Retailing Co. Ltd.—ADR	23,824	1,180,956
Foot Locker, Inc.(c)	7,502	271,948
Gap, Inc.(c)	19,057	273,087
Genesco, Inc.(a)(c)	2,820	97,036
Hennes & Mauritz AB—ADR	251,360	892,328
J. Jill, Inc.(c)	35,811	30,439
Kering SA—ADR	11,662	657,737
L Brands, Inc.(c)	9,224	199,792
LVMH Moet Hennessy Louis Vuitton SE—ADR	25,445	2,104,809
Mr Price Group Ltd.—ADR	20,336	200,849
Nordstrom, Inc.(c)	8,807	305,603
Pandora A/S—ADR	40,525	453,880
Ross Stores, Inc.	6,667	725,236
Shoe Carnival, Inc.(c)	4,209	125,891
Tiffany & Co.	1,366	182,484
Tilly’s, Inc.—Class A	8,495	55,218
TJX Cos., Inc.	20,318	1,215,015
Urban Outfitters, Inc.(a)(c)	15,658	368,120
Zumiez, Inc.(a)	5,506	146,074

		10,451,516

Computer and Electronic Product Manufacturing—9.53%
AAC Technologies Holdings, Inc.—ADR(c)	5,443	35,575
Advanced Micro Devices, Inc.(a)	13,504	614,162
Agilent Technologies, Inc.	6,064	467,352
Alphabet, Inc.—Class A(a)	1,059	1,418,266
Alphabet, Inc.—Class C(a)	1,895	2,538,030
AMETEK, Inc.	220	18,920
Amphenol Corp.—Class A	1,029	94,339
Analog Devices, Inc.	3,334	363,573
Apple, Inc.	42,536	11,627,641
Arista Networks, Inc.(a)	971	187,520
ASE Technology Holding Co Ltd.—ADR	29,892	137,503
ASM Pacific Technology Ltd.—ADR(c)	5,023	179,622
AU Optronics Corp.—ADR	2,777	8,525
AVX Corp.	28,994	630,330
Benchmark Electronics, Inc.	8,071	219,370
Bio-Rad Laboratories, Inc.—Class A(a)	558	196,427
Bruker Corp.(c)	14,070	612,889
Casio Computer Co. Ltd.—ADR	1,688	278,944
ChipMOS Technologies, Inc.—ADR	12,298	236,245
Ciena Corp.(a)	9,559	367,544
Cirrus Logic, Inc.(a)	5,979	410,399
Cisco Systems, Inc.	84,532	3,375,362
Consolidated-Tomoka Land Co.	1,583	91,038
CTS Corp.	8,697	226,731
Cypress Semiconductor Corp.	27,462	634,098
Danaher Corp.	9,445	1,365,558
Daqo New Energy Corp.—ADR(a)	869	56,980
Dell Technologies, Inc.—Class C(a)	605	24,478

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Digi International, Inc.(a)	3,954	$52,351
Diodes, Inc.(a)	12,729	560,203
Dolby Laboratories, Inc.—Class A	8,222	540,185
Eaton Corp. PLC(b)	19,051	1,728,307
Ecolab, Inc.	3,617	652,688
Enphase Energy, Inc.(a)(c)	3,366	164,833
ESCO Technologies, Inc.	2,008	182,567
FLIR Systems, Inc.	909	38,605
FormFactor, Inc.(a)	17,742	396,889
Fortinet, Inc.(a)	468	47,764
Fossil Group, Inc.(a)(c)	9,956	45,698
Hitachi Ltd.—ADR	21,204	1,391,618
Hoya Corp.—ADR	16,056	1,406,666
HP, Inc.	24,902	517,713
Ichor Holdings Ltd.(a)(b)	2,626	75,944
IDEXX Laboratories, Inc.(a)	1,572	400,090
Ingenico Group SA—ADR	20,590	579,609
Intel Corp.(c)	66,491	3,691,579
Jabil, Inc.	19,462	623,757
JinkoSolar Holding Co. Ltd.—ADR(a)(c)	6,867	156,842
Johnson Controls International PLC(b)	40,107	1,466,713
Juniper Networks, Inc.(c)	24,357	516,856
KEMET Corp.	5,794	151,108
Keysight Technologies, Inc.(a)	8,531	808,398
Kyocera Corp.—ADR(c)	19,732	1,217,464
L3Harris Technologies, Inc.	1,194	236,090
Lam Research Corp.	5,702	1,673,138
Lattice Semiconductor Corp.(a)	3,446	61,856
LG Display Co. Ltd.—ADR(c)	6,001	34,806
Logitech International SA(b)(c)	995	38,765
Lumentum Holdings, Inc.(a)	1,620	126,068
Masimo Corp.(a)	1,508	246,302
Maxim Integrated Products, Inc.	1,965	109,293
Medtronic PLC(b)	30,976	3,118,353
Methode Electronics, Inc.	2,904	89,037
Microchip Technology, Inc.	2,115	191,852
Micron Technology, Inc.(a)	32,029	1,683,444
MKS Instruments, Inc.	838	83,959
MongoDB, Inc.(a)(c)	2,158	329,095
Moog, Inc.—Class A	2,251	173,597
Motorola Solutions, Inc.	7,425	1,230,174
MTS Systems Corp.	3,551	142,537
Napco Security Technologies, Inc.(a)(c)	2,790	56,749
NetApp, Inc.	8,759	409,220
Nitto Denko Corp.—ADR(c)	25,729	628,302
NVIDIA Corp.	2,174	587,132
Omron Corp.—ADR	17,314	914,525
ON Semiconductor Corp.(a)	16,127	300,930
OSI Systems, Inc.(a)	3,074	249,824
Panasonic Corp.—ADR(c)	47,958	450,805
Photronics, Inc.(a)	10,567	131,559
Plexus Corp.(a)	1,598	106,027
Power Integrations, Inc.	1,642	142,936
Qorvo, Inc.(a)(c)	9,795	985,181
QUALCOMM, Inc.	19,321	1,512,834

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Raytheon Co.	2,881	$543,241
ResMed, Inc.	2,033	323,166
Rohm Co. Ltd.—ADR	12,268	390,306
Sanmina Corp.(a)	5,440	143,018
Seagate Technology PLC(b)	11,343	543,897
Seiko Epson Corp.—ADR(c)	110,394	766,134
Sharp Corp.—ADR	105,769	312,019
Skyworks Solutions, Inc.	10,318	1,033,657
SMART Global Holdings, Inc.(a)(b)	3,267	87,686
Sony Corp.—ADR	31,950	1,987,290
Stratasys Ltd.(a)(b)(c)	4,019	64,304
Sumitomo Electric Industries Ltd.—ADR	25,493	294,189
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR(c)	54,923	2,957,055
TDK Corp.—ADR	4,803	456,765
Tech Data Corp.(a)	4,747	675,925
Telefonaktiebolaget LM Ericsson—ADR(c)	47,647	383,082
Teradyne, Inc.	11,182	657,054
Texas Instruments, Inc.	5,056	577,092
Thermo Fisher Scientific, Inc.	7,101	2,064,972
Toshiba Corp.—ADR	26,675	353,711
Trimble, Inc.(a)	10,985	433,688
TTM Technologies, Inc.(a)	4,594	59,676
United Microelectronics Corp.—ADR	41,320	102,474
Universal Display Corp.	2,172	344,892
Vishay Intertechnology, Inc.(c)	15,240	284,988
Vishay Precision Group, Inc.(a)	1,452	39,886
Vocera Communications, Inc.(a)	1,060	25,853
Western Digital Corp.	4,524	251,353
Xilinx, Inc.	5,351	446,755
Xperi Corp.	6,817	117,184
Zebra Technologies Corp.—Class A(a)	3,236	682,699
ZTE Corp.—ADR(a)	6,946	56,749

		77,337,018

Construction of Buildings—1.28%
ACS Actividades de Construccion y Servicios SA—ADR(a)	104,785	618,231
China State Construction International Holdings Ltd.—ADR	146	5,717
Daito Trust Construction Co. Ltd.—ADR	9,472	238,979
Daiwa House Industry Co. Ltd.—ADR	13,206	360,524
DR Horton, Inc.	18,898	1,006,696
KB Home(c)	10,760	350,668
Lennar Corp.—Class A	15,206	917,530
Lennar Corp.—Class B	844	40,352
M/I Homes, Inc.(a)	6,292	234,251
MDC Holdings, Inc.	14,754	580,422
Meritage Homes Corp.(a)	6,463	410,142
NVR, Inc.	234	858,120
Persimmon PLC—ADR(c)	7,528	560,309
PulteGroup, Inc.	36,427	1,464,366
Sekisui House Ltd.—ADR	50,808	987,708
Sun Hung Kai Properties Ltd.—ADR	52,326	743,029
Taylor Morrison Home Corp.(a)	15,592	351,132
Toll Brothers, Inc.	17,499	647,988

		10,376,164

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Credit Intermediation and Related Activities—5.95%
Absa Group Ltd.—ADR	10,083	$165,966
Akbank T.A.S.—ADR	13,448	28,375
American Express Co.	10,180	1,119,087
Atlantic Capital Bancshares, Inc.(a)	3,243	58,796
Banco BBVA Argentina SA—ADR	27,333	110,152
Banco Bilbao Vizcaya Argentaria SA—ADR	192,723	917,361
Banco Bradesco SA—ADR	14,369	83,053
Banco de Chile—ADR	17,692	319,694
Banco do Brasil SA—ADR	24,341	256,798
Banco Macro SA—ADR	5,596	162,172
Banco Santander Brasil SA—ADR(c)	20,538	178,886
Banco Santander Chile—ADR	13,451	243,060
Banco Santander SA—ADR	96,406	352,846
Bancorp, Inc.(a)	18,274	222,395
Bank Hapoalim BM—ADR	25,297	962,804
Bank Mandiri Persero Tbk PT—ADR(c)	64,255	642,544
Bank of East Asia Ltd.—ADR(c)	182,645	374,422
Bank Rakyat Indonesia Persero Tbk PT—ADR	53,515	756,970
Banner Corp.	451	20,584
BOC Hong Kong Holdings Ltd.—ADR	14,504	996,715
Capital One Financial Corp.	16,227	1,432,195
China Merchants Bank Co. Ltd.—ADR(c)	14,105	334,415
CIT Group, Inc.	4,516	179,330
Citigroup, Inc.	36,608	2,323,143
Commercial International Bank Egypt SAE—ADR(c)	44,886	225,417
Commonwealth Bank of Australia—ADR(c)	28,528	1,492,299
Danske Bank A/S—ADR	91,127	703,500
DBS Group Holdings Ltd.—ADR	15,891	1,105,537
DNB ASA—ADR	94,776	1,574,229
Encore Capital Group, Inc.(a)	8,422	312,962
Euronet Worldwide, Inc.(a)	4,204	521,464
Fifth Third Bancorp	2,652	64,709
FinVolution Group—ADR	54,054	107,027
First BanCorp/Puerto Rico(b)	25,439	201,986
First Financial Bankshares, Inc.(c)	7,520	216,125
First Financial Corp.	2,362	94,362
Fulton Financial Corp.(c)	40,531	585,673
Great Southern Bancorp, Inc.	757	38,842
Grupo Aval Acciones y Valores SA—ADR	56,428	458,760
Grupo Financiero Banorte SAB de CV—ADR	6,881	187,163
Grupo Financiero Galicia SA—ADR(c)	9,549	120,699
Hachijuni Bank Ltd.—ADR	23,239	777,461
Hancock Whitney Corp.	8,125	272,188
Hang Seng Bank Ltd.—ADR(c)	45,523	949,155
HDFC Bank Ltd.—ADR	16,544	907,438
Hilltop Holdings, Inc.	15,391	320,595
HSBC Holdings PLC—ADR	4,062	136,361
IBERIABANK Corp.	7,507	451,846
ICICI Bank Ltd.—ADR(c)	43,737	606,632
International Bancshares Corp.	5,846	199,349
Itau CorpBanca—ADR	9,048	53,655
JPMorgan Chase & Co.	13,537	1,571,781
KB Financial Group, Inc.—ADR	5,428	175,162

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
LendingTree, Inc.(a)(c)	431	$118,878
Malayan Banking Bhd—ADR	6,805	27,188
Mediobanca Banca di Credito Finanziario SpA—ADR	86,657	777,313
Mitsubishi Corp.—ADR	10,568	520,051
Mitsubishi UFJ Financial Group, Inc.—ADR	226,080	1,101,010
Mizuho Financial Group, Inc.—ADR	177,076	469,251
Mr Cooper Group, Inc.(a)	7,460	95,712
National Australia Bank Ltd.—ADR	70,279	570,665
Nedbank Group Ltd.—ADR(c)	11,712	135,356
Nelnet, Inc.—Class A	2,510	133,281
Nicolet Bankshares, Inc.(a)	731	48,575
OceanFirst Financial Corp.	4,440	90,754
OFG Bancorp(b)	6,448	107,940
On Deck Capital, Inc.(a)	17,777	62,042
OneMain Holdings, Inc.	18,397	676,090
ORIX Corp.—ADR	25,924	2,070,808
Oversea-Chinese Banking Corp. Ltd.—ADR	32,333	487,582
PennyMac Financial Services, Inc.	9,975	351,719
Piraeus Bank SA—ADR(a)	2,503	10,763
PNC Financial Services Group, Inc.	1,328	167,859
Popular, Inc.(b)	10,203	489,540
Provident Financial PLC—ADR	17,796	93,607
Provident Financial Services, Inc.	5,131	102,517
Regional Management Corp.(a)	3,318	85,107
Regions Financial Corp.	7,352	99,399
Republic Bancorp, Inc.—Class A	1,708	61,044
Royal Bank of Scotland Group PLC—ADR(c)	80,108	370,900
Sandy Spring Bancorp, Inc.(c)	3,938	121,133
Santander Consumer USA Holdings, Inc.	21,994	536,654
Sberbank of Russia PJSC—ADR	77,911	1,108,674
Shinhan Financial Group Co. Ltd.—ADR	12,492	334,036
Skandinaviska Enskilda Banken AB—ADR	137,868	1,313,882
Societe Generale SA—ADR	68,138	381,573
Standard Bank Group Ltd.—ADR	18,152	173,533
Sumitomo Mitsui Financial Group, Inc.—ADR	201,360	1,282,663
Sumitomo Mitsui Trust Holdings, Inc.—ADR(c)	327,541	1,116,915
Svenska Handelsbanken AB—ADR	162,595	811,349
Swedbank AB—ADR(c)	53,902	815,537
Turkiye Garanti Bankasi AS—ADR(a)	122,469	183,483
Turkiye Vakiflar Bankasi TAO—ADR(a)	7,946	67,422
U.S. Bancorp	6,791	315,374
UniCredit SpA—ADR	139,827	871,122
United Bankshares, Inc.(c)	4,768	137,700
United Overseas Bank Ltd.—ADR(c)	19,083	671,149
Univest Financial Corp.	2,786	65,192
Valley National Bancorp(c)	45,751	425,484
Washington Federal, Inc.	1,080	32,389
Waterstone Financial, Inc.	3,625	60,284
Wells Fargo & Co.	12,004	490,363
WesBanco, Inc.	723	22,131
Western Union Co.	34,685	776,597
Westpac Banking Corp.—ADR(c)	149	2,269
Woori Financial Group, Inc.—ADR(c)	6,821	165,273

		48,281,272

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Data Processing, Hosting and Related Services—0.79%
21Vianet Group, Inc.—ADR(a)	3,629	$54,362
CSG Systems International, Inc.	5,212	230,631
EVERTEC, Inc.(b)	9,067	269,109
FactSet Research Systems, Inc.(c)	657	174,755
Hewlett Packard Enterprise Co.	49,235	629,716
Inovalon Holdings, Inc.—Class A(a)	2,752	53,609
JMU Ltd.—ADR(a)	39,200	27,440
Liberty TripAdvisor Holdings, Inc.—Class A(a)	5,240	22,820
Match Group, Inc.(a)(c)	10,266	667,290
Sify Technologies Ltd.—ADR	4,345	4,432
Sohu.com Ltd.—ADR(a)	1,203	11,465
The9 Ltd.—ADR(a)	35,459	25,530
Trivago NV—ADR(a)	21,577	39,270
Verisk Analytics, Inc.	1,115	172,948
Visa, Inc.(c)	21,671	3,938,921
Zai Lab Ltd.—ADR(a)	1,201	66,019

		6,388,317

Educational Services—0.23%
ATA Creativity Global—ADR(a)	21,057	21,268
China Distance Education Holdings Ltd.—ADR(a)	14,027	105,203
Cogna Educacao—ADR	13,872	30,241
Graham Holdings Co.—Class B	964	484,775
K12, Inc.(a)	5,808	115,463
Laureate Education, Inc.—Class A(a)	15,516	290,149
New Oriental Education & Technology Group, Inc.—ADR(a)	2,363	302,204
TAL Education Group—ADR(a)	4,736	257,591
Tarena International, Inc.—ADR(a)	4,761	14,759
YDUQS Part—ADR(c)	19,963	223,586

		1,845,239

Electrical Equipment, Appliance, and Component Manufacturing—1.50%
ABB Ltd.—ADR(c)	153	3,311
Acuity Brands, Inc.	2,712	278,957
Allegion PLC(b)	3,601	414,079
Alstom SA—ADR(c)	66,977	324,838
Arcelik AS—ADR(a)	12,535	194,418
Armstrong World Industries, Inc.	1,089	109,063
Atos SE—ADR	12,749	189,954
BYD Co. Ltd.—ADR(c)	17,990	218,938
Electrolux AB—Class B—ADR	9,908	401,868
Generac Holdings, Inc.(a)(c)	6,244	643,070
GrafTech International Ltd.(c)	21,440	174,950
Helen of Troy Ltd.(a)(b)	1,641	270,109
Hubbell, Inc.	4,605	613,570
Husqvarna AB—ADR	18,656	247,565
IPG Photonics Corp.(a)	614	78,371
iRobot Corp.(a)(c)	2,156	103,466
Koninklijke Philips NV(b)(c)	29,751	1,276,319
Mitsubishi Electric Corp.—ADR(c)	36,124	898,043
Murata Manufacturing Co. Ltd.—ADR(c)	76,299	996,465
Nidec Corp.—ADR(c)	8,334	243,686
Regal Beloit Corp.	9,606	745,810
Schneider Electric SE—ADR	78,108	1,566,065

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Siemens AG—ADR	574	$29,498
Synaptics, Inc.(a)	980	64,729
Taiyo Yuden Co Ltd.—ADR	5,785	633,573
Whirlpool Corp.(c)	7,182	918,291
Woodward, Inc.	985	101,652
Yaskawa Electric Corp.—ADR	7,229	441,475

		12,182,133

Electronics and Appliance Stores—0.22%
Aaron’s, Inc.(c)	6,117	240,582
Best Buy Co., Inc.	14,270	1,079,526
Conn’s, Inc.(a)	3,276	26,699
PC Connection, Inc.	5,711	232,266
Smartsheet, Inc.—Class A(a)(c)	4,910	227,333

		1,806,406

Fabricated Metal Product Manufacturing—0.49%
ACCO Brands Corp.	5,800	46,458
Assa Abloy AB—ADR	93,487	1,045,184
Atkore International Group, Inc.(a)	9,465	349,353
Axon Enterprise, Inc.(a)	6	464
Crane Co.	2,911	197,802
Crown Holdings, Inc.(a)	8,636	608,838
Emerson Electric Co.	4,689	300,612
Helios Technologies, Inc.	820	32,595
Materion Corp.	1,704	77,259
Parker Hannifin Corp.	3,137	579,624
POSCO—ADR	3,372	135,858
Silgan Holdings, Inc.	12,468	356,959
Simpson Manufacturing Co, Inc.	1,463	116,206
Stanley Black & Decker, Inc.	1,168	167,842

		4,015,054

Fishing, Hunting and Trapping—0.10%
Mowi ASA—ADR	38,951	819,529

Food and Beverage Stores—0.98%
Aeon Co. Ltd.—ADR	51,593	937,187
Carrefour SA—ADR(c)	235,210	809,122
Casino Guichard Perrachon SA—ADR	34,546	269,286
Ingles Markets, Inc.—Class A	4,537	162,288
J Sainsbury PLC—ADR	48,921	486,275
Koninklijke Ahold Delhaize NV—ADR	40,190	940,848
Kroger Co.	28,016	788,090
Natural Grocers by Vitamin Cottage, Inc.	6,677	46,071
Seven & i Holdings Co. Ltd.—ADR(c)	96,616	1,627,981
Shoprite Holdings Ltd.—ADR	3,103	21,858
Sprouts Farmers Market, Inc.(a)	20,394	325,896
Tesco PLC—ADR	102,686	900,556
Wal-Mart de Mexico SAB de CV—ADR(c)	7,832	220,392
Wm Morrison Supermarkets PLC—ADR	34,446	380,284

		7,916,134

Food Manufacturing—2.03%
Ajinomoto Co., Inc.—ADR	50,619	834,454
Archer-Daniels-Midland Co.	10,428	392,614

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
BRF SA—ADR(a)	1,802	$10,848
Bunge Ltd.(b)	11,418	536,075
Campbell Soup Co.	4,223	190,542
General Mills, Inc.	7,804	382,396
Hershey Co.	6,649	957,389
Hormel Foods Corp.(c)	9,605	399,568
Ingredion, Inc.	2,929	243,986
JM Smucker Co.	2,540	261,595
John B Sanfilippo & Son, Inc.	2,069	145,223
Kellogg Co.	2,400	145,128
Kraft Heinz Co.	10,855	268,878
Lamb Weston Holdings, Inc.	3,125	271,531
Marfrig Global Foods SA—ADR(a)	15,043	40,661
Mondelez International, Inc.—Class A	8,769	463,004
Nestle SA—ADR	54,575	5,616,313
Pilgrim’s Pride Corp.(a)	17,964	380,118
Post Holdings, Inc.(a)(c)	1,648	166,876
Simply Good Foods Co.(a)	9,689	213,739
Tate & Lyle PLC—ADR	25,311	910,880
Tiger Brands Ltd.—ADR	1,632	16,908
TreeHouse Foods, Inc.(a)	5,413	206,289
Tyson Foods, Inc.—Class A	20,395	1,383,393
Unilever NV(b)(c)	27,692	1,461,031
Wilmar International Ltd.—ADR	19,270	545,100

		16,444,539

Food Services and Drinking Places—0.55%
Brinker International, Inc.(c)	4,987	171,303
Casey’s General Stores, Inc.(c)	4,300	700,986
Chipotle Mexican Grill, Inc.(a)	523	404,582
Compass Group PLC—ADR	32,522	716,460
McDonald’s Corp.	5,400	1,048,518
Starbucks Corp.	9,224	723,438
Texas Roadhouse, Inc.	12	675
Yum China Holdings, Inc.	2,308	101,067
Yum! Brands, Inc.	6,646	593,156

		4,460,185

Funds, Trusts, and Other Financial Vehicles—0.51%
Enstar Group Ltd.(a)(b)	624	111,315
Franklin Resources, Inc.(c)	26,580	578,381
Garmin Ltd.(b)	11,758	1,039,289
Geberit AG—ADR	14,163	704,893
Magnolia Oil & Gas Corp.—Class A(a)	19,330	145,168
NN Group NV—ADR	54,000	919,080
Temenos AG—ADR(c)	2,242	319,485
Wheelock & Co Ltd.—ADR(c)	1,767	132,808
Woolworths Holdings Ltd.(b)	86,745	196,911

		4,147,330

Furniture and Home Furnishings Stores—0.14%
Container Store Group, Inc.(a)	6,856	25,916
Haverty Furniture Companies, Inc.	8,079	135,889
RH(a)(c)	788	142,943
Ryohin Keikaku Co. Ltd.—ADR	11,928	160,074

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Switch, Inc.—Class A	12,594	$180,598
Williams-Sonoma, Inc.(c)	7,678	479,030

		1,124,450

Furniture and Related Product Manufacturing—0.17%
American Woodmark Corp.(a)	1,711	143,330
Ethan Allen Interiors, Inc.	18,972	250,430
Fortune Brands Home & Security, Inc.	5,361	331,043
Herman Miller, Inc.	11,001	376,674
HNI Corp.	5,272	173,080
Kimball International, Inc.—Class B	5,824	94,232

		1,368,789

General Merchandise Stores—1.06%
BJ’s Wholesale Club Holdings, Inc.(a)(c)	5,160	99,382
Colruyt SA—ADR	44,623	516,065
Costco Wholesale Corp.	6,914	1,943,801
Dillard’s, Inc.—Class A(c)	2,386	134,308
Dollar General Corp.	4,105	616,982
Kohl’s Corp.(c)	13,735	537,725
Pan Pacific International Holdings Corp.—ADR	35,840	572,723
Target Corp.	15,785	1,625,855
Walmart, Inc.	23,336	2,512,820

		8,559,661

Health and Personal Care Stores—0.24%
Aspen Pharmacare Holdings Ltd.—ADR(a)	3,388	21,175
Clicks Group Ltd.—ADR	4,902	144,756
CVS Health Corp.	11,575	685,009
OptimizeRx Corp.(a)	1,856	15,498
Sally Beauty Holdings, Inc.(a)(c)	17,228	214,316
Ulta Beauty, Inc.(a)	1,221	313,907
Walgreens Boots Alliance, Inc.	12,470	570,627

		1,965,288

Heavy and Civil Engineering Construction—0.39%
Alliance Global Group, Inc.—ADR(a)	7,174	70,413
Atlantia SpA—ADR	17,919	191,016
Great Lakes Dredge & Dock Corp.(a)	15,449	149,855
JGC Holdings Corp.—ADR(c)	13,234	319,204
KBR, Inc.	21,379	554,999
MasTec, Inc.(a)(c)	6,848	336,100
MYR Group, Inc.(a)	1,807	46,097
Primoris Services Corp.	1,988	37,732
Skanska AB—ADR	24,680	534,199
Sterling Constuction Co. Inc.(a)(c)	7,918	108,160
Vinci SA—ADR	30,217	760,864
Xinyuan Real Estate Co. Ltd.—ADR	13,725	39,665

		3,148,304

Hospitals—0.28%
Community Health Systems, Inc.(a)(c)	18,364	90,535
Encompass Health Corp.	2,766	207,007
HCA Healthcare, Inc.	7,499	952,448
Tenet Healthcare Corp.(a)(c)	6,042	158,784

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Universal Health Services, Inc.—Class B	6,818	$843,659

		2,252,433

Insurance Carriers and Related Activities—6.49%
Admiral Group PLC—ADR(c)	18,037	498,362
Aflac, Inc.	21,325	913,776
Ageas—ADR	29,810	1,380,501
AIA Group Ltd.—ADR	53,565	2,127,066
Alleghany Corp.	593	398,644
Allstate Corp.	10,895	1,146,699
American Equity Invesment Life Holding Co.	1,669	42,192
American International Group, Inc.(c)	16,817	709,005
American National Insurance Co.	1,469	144,491
Anthem, Inc.	4,942	1,270,539
Aon PLC(b)	1,651	343,408
Arch Capital Group Ltd.(a)(b)	24,076	973,393
Arthur J. Gallagher & Co.	5,172	504,218
Assured Guaranty Ltd.(b)	10,994	448,665
Athene Holding Ltd.—Class A(a)(b)	12,868	530,805
Aviva PLC—ADR	122,832	1,114,086
Berkshire Hathaway, Inc.—Class A(a)	2	618,192
Berkshire Hathaway, Inc.—Class B(a)	16,267	3,356,534
Centene Corp.(a)	11,784	624,788
Chubb Ltd.(b)	673	97,605
Cigna Corp.	4,664	853,232
Cincinnati Financial Corp.	7,375	687,645
CNA Financial Corp.	4,498	187,027
Direct Line Insurance Group PLC—ADR(c)	44,947	684,093
Employers Holdings, Inc.	9,705	374,031
Equitable Holdings, Inc.	2,651	56,731
Erie Indemnity Co.—Class A	824	117,766
Essent Group Ltd.(b)	5,005	218,418
Everest Re Group Ltd.(b)	1,262	312,825
Fanhua, Inc.—ADR(c)	8,853	179,716
FedNat Holding Co.	1,823	23,772
First American Financial Corp.	6,594	376,517
Gjensidige Forsikring ASA—ADR	74,066	1,450,953
Globe Life, Inc.	1,360	126,018
Hannover Rueck SE—ADR	11,459	1,015,955
Hanover Insurance Group, Inc.	2,570	304,648
Hartford Financial Services Group, Inc.	21,400	1,068,930
HCI Group, Inc.	595	25,299
Heritage Insurance Holdings, Inc.	2,706	30,199
Horace Mann Educators Corp.	2,494	97,091
Humana, Inc.	2,251	719,600
Kemper Corp.	3,714	255,672
Lincoln National Corp.	4,948	224,590
Loews Corp.	21,577	984,559
Markel Corp.(a)	389	459,642
Mercury General Corp.	4,735	205,073
MetLife, Inc.	27,114	1,158,310
MGIC Investment Corp.	36,434	438,301
Molina Healthcare, Inc.(a)	3,120	382,356
MS&AD Insurance Group Holdings, Inc.—ADR	106,404	1,684,375
Muenchener Rueckversicherungs-Gesellschaft AG—ADR	82,682	2,110,871

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
National General Holdings Corp.	10,390	$202,293
National Western Life Group, Inc.—Class A	1,336	319,210
NMI Holdings, Inc.—Class A(a)	3,445	80,406
Old Republic International Corp.	48,594	958,274
Ping An Insurance Group Co. of China Ltd.—ADR(c)	42,251	950,225
Principal Financial Group, Inc.	3,928	174,364
Progressive Corp.	12,045	881,212
Prudential Financial, Inc.	4,359	328,887
QBE Insurance Group Ltd.—ADR	93,011	808,266
Radian Group, Inc.	11,130	236,401
Reinsurance Group of America, Inc.	1,701	207,573
RenaissanceRe Holdings Ltd.(b)	1,030	175,512
Safety Insurance Group, Inc.	3,650	287,401
Sanlam Ltd.—ADR	10,202	84,468
SCOR SE—ADR(c)	78,973	285,882
Selective Insurance Group, Inc.	2,589	144,414
Suncorp Group Ltd.—ADR	675	5,069
T&D Holdings, Inc.—ADR	187,474	868,005
Tokio Marine Holdings, Inc.—ADR	47,865	2,534,931
Topdanmark A/S—ADR(c)	192,206	863,870
Travelers Companies, Inc.	5,038	603,603
Triple-S Management Corp.—Class B(a)(b)(c)	3,705	55,538
UnitedHealth Group, Inc.	10,460	2,666,883
Universal Insurance Holdings, Inc.	896	18,538
Voya Financial, Inc.	14,821	780,177
W.R. Berkley Corp.	14,144	949,628
White Mountains Insurance Group Ltd.(b)	190	188,119
Willis Towers Watson PLC(b)	2,285	432,436
Zurich Insurance Group AG—ADR	64,946	2,506,916

		52,655,685

Leather and Allied Product Manufacturing—0.38%
adidas AG—ADR	7,590	1,056,225
Deckers Outdoor Corp.(a)	2,009	349,164
NIKE, Inc.—Class B	8,879	793,605
Rocky Brands, Inc.	1,847	44,974
Skechers U.S.A., Inc.—Class A(a)	13,013	430,470
Tapestry, Inc.	16,788	393,679

		3,068,117

Machinery Manufacturing—3.57%
Advantest Corp.—ADR(c)	22,908	1,029,302
AGCO Corp.	7,948	480,298
Alamo Group, Inc.(c)	1,179	130,598
Applied Materials, Inc.	24,207	1,406,911
ASML Holding NV(b)(c)	7,412	2,050,976
Atlas Copco AB—Class A—ADR	31,001	1,098,675
Atlas Copco AB—Class B—ADR	21,000	652,470
Axcelis Technologies, Inc.(a)	4,116	98,743
Baker Hughes Co.	5,249	84,456
Belden, Inc.	2,584	103,179
Brooks Automation, Inc.	2,522	87,034
Canon, Inc.—ADR(c)	30,345	763,177
Caterpillar, Inc.	6,912	858,746
CECO Environmental Corp.(a)(c)	3,546	23,936

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Columbus McKinnon Corp.	2,963	$92,120
CONMED Corp.(c)	4,464	422,473
CSW Industrials, Inc.	1,693	111,467
Cummins, Inc.	8,710	1,317,736
Daikin Industries Ltd.—ADR(c)	113,567	1,519,526
Deere & Co.	4,314	675,055
Fabrinet(a)(b)	6,938	382,423
FANUC Corp.—ADR	45,093	737,271
FUJIFILM Holdings Corp.—ADR	31,244	1,496,587
Gates Industrial Corp. PLC(a)(b)(c)	24,261	253,770
Glaukos Corp.(a)(c)	2,095	92,138
II-VI, Inc.(a)(c)	2,972	88,239
Illinois Tool Works, Inc.	876	146,975
Ingersoll-Rand PLC(b)	5,962	769,336
ITT, Inc.	7,294	438,734
Kennametal, Inc.(c)	9,079	252,396
Komatsu Ltd.—ADR	39,398	787,960
Konica Minolta, Inc.—ADR	42,231	453,561
Makita Corp.—ADR(c)	14,451	491,189
Metso OYJ—ADR	31,385	250,766
Mettler-Toledo International, Inc.(a)	1,285	901,685
NCR Corp.(a)	3,700	93,240
Nikon Corp.—ADR	22,295	224,065
Novanta, Inc.(a)(b)	579	51,653
NSK Ltd.—ADR	31,078	453,117
Olympus Corp.—ADR	54,903	985,371
Pitney Bowes, Inc.	8,948	30,602
Rheinmetall AG—ADR	10,850	191,937
Ricoh Co Ltd.—ADR	60,991	537,392
Sandvik AB—ADR	57,723	951,853
SMC Corp.—ADR(c)	62,125	1,211,438
Snap-on, Inc.(c)	5,259	761,240
Solaris Oilfield Infrastructure, Inc.—Class A(c)	5,312	56,307
Steelcase, Inc.—Class A	17,743	287,791
Techtronic Industries Co. Ltd.—ADR	14,891	610,084
THK Co. Ltd.—ADR	48,167	518,277
Tokyo Electron Ltd.—ADR	23,035	1,204,039
Weichai Power Co. Ltd.—ADR	15,247	239,988

		28,958,302

Management of Companies and Enterprises—0.62%
Accenture PLC—Class A(b)	9,592	1,732,219
Asahi Kasei Corp.—ADR(c)	25,605	417,874
ATN International, Inc.	1,049	56,541
Discover Financial Services	5,244	343,902
Four Seasons Education Cayman, Inc.—ADR	5,798	8,802
Jupai Holdings Ltd.—ADR(a)(c)	33,900	44,748
Kitov Pharma Ltd.—ADR(a)	33,093	19,839
Legal & General Group PLC—ADR	67,842	1,141,781
Qudian, Inc.—ADR(a)(c)	8,055	21,104
Umpqua Holdings Corp.	2,306	35,489
Xerox Holdings Corp.	38,215	1,230,523

		5,052,822

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Materials—0.01%
Olympic Steel, Inc.	5,597	$67,444

Merchant Wholesalers, Durable Goods—2.21%
Acorn International, Inc.—ADR	8,464	108,847
Allison Transmission Holdings, Inc.	10,397	422,118
Anixter International, Inc.(a)	1,052	102,581
Arrow Electronics, Inc.(a)	1,530	102,602
Astra International, Tbk PT—ADR(c)	52,042	405,147
Avnet, Inc.(c)	15,546	476,951
BrasilAgro—Co Brasileira de Propriedades Agricolas—ADR	12,262	51,500
Builders FirstSource, Inc.(a)	19,803	449,727
Coloplast A/S—ADR(c)	57,113	760,745
Copart, Inc.(a)	8,144	688,006
D’ieteren SA/NV—ADR	7,872	230,256
Dongfeng Motor Group Co. Ltd.—ADR	1,159	43,602
DXP Enterprises, Inc.(a)(c)	1,664	47,241
Entegris, Inc.(c)	10,989	585,933
Fastenal Co.	4,174	142,834
Ferguson PLC—ADR(c)	103,514	893,326
Foundation Building Materials, Inc.(a)(c)	6,432	100,339
Funko, Inc.—Class A(a)(c)	3,600	29,196
Geely Automobile Holdings Ltd.—ADR(c)	11,393	406,274
Genuine Parts Co.(c)	1,160	101,198
Glencore PLC—ADR	130,792	639,573
GMS, Inc.(a)	9,181	209,786
Henry Schein, Inc.(a)(c)	16,152	984,303
Hexcel Corp.(c)	1,286	83,114
Honeywell International, Inc.	4,612	747,929
Huntington Ingalls Industries, Inc.	960	197,309
Insight Enterprises, Inc.(a)	6,630	365,247
IntriCon Corp.(a)(c)	1,560	23,213
KAR Auction Services, Inc.	17,716	341,033
KLA Corp.	6,220	956,077
Knowles Corp.(a)	15,018	249,599
Kone OYJ—ADR(c)	19,098	538,564
La-Z-Boy, Inc.	7,094	203,243
Lenovo Group Ltd.—ADR	7,159	89,631
LKQ Corp.(a)	10,266	303,668
Marubeni Corp.—ADR	3,853	250,927
Mitsui & Co. Ltd.—ADR	3,165	1,006,818
MSC Industrial Direct Co, Inc.—Class A	3,450	213,279
Rush Enterprises, Inc.—Class B	98	4,107
Ryerson Holding Corp.(a)	8,993	74,912
Safran SA—ADR	6,706	231,089
Schnitzer Steel Industries, Inc.—Class A	13,002	214,273
Sims Ltd.—ADR	22,463	137,024
Smart Sand, Inc.(a)(c)	29,545	48,158
Spectrum Brands Holdings, Inc.	9,700	522,733
SYNNEX Corp.	4,005	500,745
Tactile Systems Technology, Inc.(a)	1,280	64,525
TE Connectivity Ltd.(b)	5,602	464,238
Trinity Industries, Inc.(c)	6,092	123,972
Unicharm Corp.—ADR	186,912	1,196,236
Volkswagen AG—ADR	27,544	463,015

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Warrior Met Coal, Inc.	9,121	$161,624
Weibo Corp.—ADR(a)(c)	415	17,488
WESCO International, Inc.(a)	3,006	121,953

		17,897,828

Merchant Wholesalers, Nondurable Goods—2.45%
Akzo Nobel NV—ADR	7,209	191,832
AmerisourceBergen Corp.	2,288	192,924
Arrowhead Pharmaceuticals, Inc.(a)	7,546	266,827
Ashland Global Holdings, Inc.(c)	1,426	102,016
Conagra Foods, Inc.	14,762	393,998
Core-Mark Holding Co, Inc.	2,423	55,753
Fresh Del Monte Produce, Inc.(b)	2,284	62,627
Hawkins, Inc.	1,688	60,346
ITOCHU Corp.—ADR	33,787	1,515,685
KOC Holding AS—ADR	7,744	108,435
Kunlun Energy Co. Ltd.—ADR	15,909	111,443
LyondellBasell Industries NV—Class A(b)	1,019	72,818
McKesson Corp.(c)	5,723	800,419
Nu Skin Enterprises, Inc.—Class A	12,657	310,350
Orkla ASA—ADR	87,465	731,207
Performance Food Group Co.(a)	13,145	557,348
Procter & Gamble Co.	25,165	2,849,432
Roche Holding AG—ADR	154,313	6,155,545
Suntory Beverage & Food Ltd.—ADR	49,087	920,381
Sysco Corp.	21,914	1,460,568
Tractor Supply Co.	4,439	392,896
Unilever PLC—ADR	28,861	1,556,474
United Natural Foods, Inc.(a)	54	349
Universal Corp.	4,697	231,797
US Foods Holding Corp.(a)	14,184	477,150
Vector Group Ltd.	8,212	95,423
Viking Therapeutics, Inc.(a)(c)	9,776	57,874
World Fuel Services Corp.	5,099	144,199

		19,876,116

Mining(except Oil and Gas)—0.50%
Anglo American Platinum Ltd.—ADR	17,119	188,309
Anglo American PLC—ADR	119,870	1,394,088
AngloGold Ashanti Ltd.—ADR(c)	618	10,784
Arch Coal, Inc.—Class A(c)	1,765	88,868
BHP Group PLC—ADR	24,151	876,681
Cia de Minas Buenaventura SAA—ADR	52	580
Freeport-McMoRan, Inc.	11,334	112,887
Intrepid Potash, Inc.(a)(c)	14,832	26,253
Kumba Iron Ore Ltd.—ADR	16,275	95,209
Lynas Corp Ltd.—ADR(a)	70,229	82,589
Martin Marietta Materials, Inc.	1,082	246,187
Mechel PJSC—ADR(a)	24,445	57,201
Newcrest Mining Ltd.—ADR	17,976	289,414
Newmont Corp.	6,738	300,717
Peabody Energy Corp.	3,112	18,174
Royal Gold, Inc.	1,569	151,361
Vedanta Ltd.—ADR	18,514	121,637

		4,060,939

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Miscellaneous Manufacturing—1.83%
Acushnet Holdings Corp.	12,149	$309,192
Ansell Ltd.—ADR	2,231	169,668
Apyx Medical Corp.(a)(c)	7,381	44,655
Argenx SE—ADR(a)(c)	1,778	251,374
AtriCure, Inc.(a)	5,027	193,137
Baxter International, Inc.	8,037	670,848
BioTelemetry, Inc.(a)(c)	3,525	150,588
Brady Corp.—Class A	9,214	436,191
Cardiovascular Systems, Inc.(a)	2,480	93,298
Chow Tai Fook Jewellery Group Ltd.—ADR	36,031	312,749
Cie Financiere Richemont SA—ADR	100,157	681,068
Cochlear Ltd.—ADR	4,469	298,038
Conformis, Inc.(a)	14,930	11,633
ConvaTec Group PLC—ADR(c)	6,041	63,189
Cooper Cos., Inc.	3,071	996,753
CryoLife, Inc.(a)(c)	3,346	85,758
DENTSPLY SIRONA, Inc.	15,194	748,153
DexCom, Inc.(a)	1,038	286,488
Dover Corp.	2,976	305,754
Edwards Lifesciences Corp.(a)	6,165	1,262,838
Getinge AB—ADR	19,513	326,452
Haemonetics Corp.(a)	3,986	431,803
Hasbro, Inc.	1,196	92,391
Hill-Rom Holdings, Inc.	4,252	408,405
Inspire Medical Systems, Inc.(a)	1,103	94,715
Insulet Corp.(a)	572	108,663
Invacare Corp.	7,863	59,602
Merit Medical Systems, Inc.(a)	2,778	100,036
Nintendo Co., Ltd.—ADR(c)	37,469	1,572,948
NuVasive, Inc.(a)	1,794	118,063
Smith & Nephew PLC—ADR(c)	19,947	899,211
Sonova Holding AG—ADR	13,460	640,158
STAAR Surgical Co.(a)(c)	2,409	75,594
STERIS PLC(b)	4,951	785,328
Stryker Corp.	4,173	795,332
Tandem Diabetes Care, Inc.(a)	2,924	218,306
Wright Medical Group NV(a)(b)	5,387	162,957
Yamaha Corp.—ADR	11,536	546,691

		14,808,027

Miscellaneous Store Retailers—0.23%
GNC Holdings, Inc.—Class A(a)(c)	35,885	60,287
L’Oreal SA—ADR	28,945	1,543,636
Rent-A-Center, Inc.(c)	9,095	193,633
Titan Machinery, Inc.(a)	3,908	39,510

		1,837,066

Motion Picture and Sound Recording Industries—0.11%
Cinemark Holdings, Inc.(c)	2,776	72,065
Promotora de Informaciones SA—ADR(a)	11,910	18,341
Take-Two Interactive Software, Inc.(a)	1,916	205,932
ViacomCBS, Inc.—Class B	10,945	269,356
Vivendi SA—ADR	12,743	325,711

		891,405

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Motor Vehicle and Parts Dealers—0.65%
Advance Auto Parts, Inc.	768	$102,129
America’s Car-Mart, Inc.(a)	1,112	114,280
Asbury Automotive Group, Inc.(a)	2,223	197,047
Auto Trader Group PLC—ADR	262,353	432,882
AutoNation, Inc.(a)(c)	3,194	136,480
AutoZone, Inc.(a)	877	905,510
CarMax, Inc.(a)(c)	8,904	777,409
Carvana Co.(a)	1,306	108,280
Group 1 Automotive, Inc.	4,054	345,522
Lithia Motors, Inc.—Class A	3,415	406,931
Malibu Boats, Inc.—Class A(a)	4,432	194,743
MarineMax, Inc.(a)	5,551	93,978
Murphy USA, Inc.(a)	2,701	263,348
O’Reilly Automotive, Inc.(a)	986	363,558
Penske Automotive Group, Inc.	3,576	164,568
Peugeot SA – ADR	24,941	480,364
Sonic Automotive, Inc.—Class A(c)	7,050	197,400

		5,284,429

Nonmetallic Mineral Product Manufacturing—0.51%
AGC, Inc.—ADR	65,832	359,443
Anhui Conch Cement Co. Ltd.—ADR	12,810	475,981
Caesarstone Ltd.(b)	3,255	35,187
CRH PLC—ADR(c)	16,933	573,690
HeidelbergCement AG—ADR	33,696	401,319
LafargeHolcim Ltd.—ADR	73,553	679,631
Loma Negra Cia Industrial Argentina SA—ADR(a)	18,843	109,289
Mohawk Industries, Inc.(a)	1,770	214,436
O-I Glass, Inc.(c)	9,771	105,527
Owens Corning	6,837	386,222
Semen Indonesia Persero Tbk PT—ADR	9,689	140,151
TOTO Ltd.—ADR	10,626	393,161
Wienerberger AG—ADR	50,197	249,354

		4,123,391

Nonstore Retailers—0.34%
Amazon.com, Inc.(a)	1,015	1,912,007
Baozun, Inc.—ADR(a)(c)	2,722	86,342
Etsy, Inc.(a)	3,669	212,105
Jumei International Holding Ltd.—ADR(a)	8,955	173,458
MonotaRO Co. Ltd.—ADR(c)	9,748	215,333
Pinduoduo, Inc.—ADR(a)(c)	2,769	99,075
Systemax, Inc.	1,200	25,032
WW Grainger, Inc.	269	74,658

		2,798,010

Nursing and Residential Care Facilities—0.09%
Brookdale Senior Living, Inc.(a)	21,853	143,574
Ensign Group, Inc.	6,630	295,036
National HealthCare Corp.	2,116	157,028
Omnicell, Inc.(a)	1,803	146,890

		742,528

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Oil and Gas Extraction—1.67%
Apache Corp.	7,054	$175,786
Berry Corp.	5,558	35,404
Bonanza Creek Energy, Inc.(a)	3,734	60,827
Cabot Oil & Gas Corp.(c)	13,095	182,413
California Resources Corp.(a)(c)	13,915	88,360
Callon Petroleum Co.(a)	37,087	84,187
Chesapeake Energy Corp.(a)	232,766	64,011
Cimarex Energy Co.	10,326	341,274
CNOOC Ltd.—ADR	997	137,915
Continental Resources, Inc.	6,641	125,847
Devon Energy Corp.	19,220	312,133
Ecopetrol SA—ADR(c)	15,975	281,959
EOG Resources, Inc.(c)	7,192	454,966
EQT Corp.(c)	17,965	105,455
Gazprom Neft PJSC—ADR	6,891	206,730
Gulfport Energy Corp.(a)(c)	55,707	45,657
HighPoint Resources Corp.(a)	20,895	14,223
Laredo Petroleum, Inc.(a)	10,979	11,857
Montage Resources Corp.(a)	14,353	50,092
Northern Oil and Gas, Inc.(a)	18,387	26,661
Parsley Energy, Inc.—Class A	6,385	85,559
PDC Energy, Inc.(a)	5,912	112,505
Penn Virginia Corp.(a)	1,010	16,059
Petroleo Brasileiro SA—ADR	6,602	79,884
Phillips 66	8,321	622,910
Range Resources Corp.(a)(c)	23,145	64,112
Repsol SA—ADR	2,001	22,551
Royal Dutch Shell PLC—Class B—ADR(c)	54,746	2,437,840
Royal Dutch Shell PLC—Class A—ADR(c)	66,227	2,915,975
SandRidge Energy, Inc.(a)	9,183	18,917
Santos Ltd.—ADR	36,803	163,774
Sasol Ltd.—ADR(c)	8,738	107,914
Southwestern Energy Co.(a)(c)	87,212	123,841
Surgutneftegas PJSC—ADR	56,590	320,865
Tatneft PJSC—ADR	7,947	471,257
TOTAL SA—ADR(c)	67,017	2,891,114
W&T Offshore, Inc.(a)	19,608	50,981
Woodside Petroleum Ltd.—ADR	4,297	76,787
WPX Energy, Inc.(a)(c)	16,143	150,614

		13,539,216

Other Information Services—0.72%
Alibaba Group Holding Ltd.—ADR(a)	12,871	2,677,169
CoStar Group, Inc.(a)	776	518,050
Facebook, Inc.—Class A(a)	9,224	1,775,343
j2 Global, Inc.	5,573	486,690
LiveRamp Holdings, Inc.(a)	2,224	78,819
NIC, Inc.	5,434	99,388
Phoenix New Media Ltd.—ADR	2,999	5,218
Twitter, Inc.(a)	7,087	235,288

		5,875,965

Paper Manufacturing—0.23%
Avid Bioservices, Inc.(a)	5,841	36,798

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Domtar Corp.(c)	13,390	$385,230
Greif, Inc.—Class A	2,640	93,298
Greif, Inc.—Class B	164	6,562
Packaging Corp. of America(c)	3,855	349,340
Sonoco Products Co.	7,244	349,233
Svenska Cellulosa AB SCA—ADR	28,803	273,168
Verso Corp.—Class A(a)(c)	8,122	132,470
WestRock Co.	7,174	238,536

		1,864,635

Performing Arts, Spectator Sports, and Related Industries—0.18%
Electronic Arts, Inc.(a)	5,666	574,362
Flutter Entertainment PLC—ADR	2,585	137,380
Live Nation Entertainment, Inc.(a)	7,730	469,752
MultiChoice Group—ADR(a)	52	299
TEGNA, Inc.(c)	19,192	274,829

		1,456,622

Personal and Laundry Services—0.11%
Cintas Corp.	2,254	601,232
Park24 Co. Ltd.—ADR	13,780	263,336
Regis Corp.(a)(c)	4,684	59,768

		924,336

Petroleum and Coal Products Manufacturing—1.41%
BP PLC—ADR	82,582	2,583,992
Carlisle Cos, Inc.	3,915	568,810
Chevron Corp.	26,472	2,470,896
CVR Energy, Inc.	2,410	68,492
Delek US Holdings, Inc.(c)	3,703	79,170
Eni SpA—ADR(c)	20,740	518,500
Equinor ASA—ADR(c)	18,515	287,908
Exxon Mobil Corp.	48,040	2,471,179
HollyFrontier Corp.	4,552	153,311
Marathon Oil Corp.	53,257	440,968
Marathon Petroleum Corp.	2,882	136,664
Murphy Oil Corp.(c)	26,420	498,017
OMV AG—ADR	10,283	431,783
PBF Energy, Inc.—Class A	4,712	105,502
Quaker Chemical Corp.(c)	971	153,000
Sinopec Shanghai Petrochemical Co. Ltd.—ADR	519	13,203
Valero Energy Corp.	6,258	414,593
WD-40 Co.	333	57,439

		11,453,427

Pipeline Transportation—0.08%
ENN Energy Holdings Ltd.—ADR	13,530	597,755
Transportadora de Gas del Sur SA—Class B—ADR	8,008	44,925
YPF SA—ADR	2,548	20,359

		663,039

Plastics and Rubber Products Manufacturing—0.22%
Advanced Drainage Systems, Inc.	776	32,483
Berry Global Group, Inc.(a)	4,662	176,970
Bridgestone Corp.—ADR	72,006	1,186,659

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Newell Brands, Inc.	15,017	$231,712
Tredegar Corp.	5,766	98,368
UFP Technologies, Inc.(a)	644	31,769

		1,757,961

Postal Service—0.02%
Royal Mail PLC—ADR	44,550	185,885

Primary Metal Manufacturing—1.10%
AK Steel Holding Corp.(a)(c)	46,176	106,667
Alcoa Corp.(a)	6,723	93,248
Allegheny Technologies, Inc.(a)(c)	16,806	287,215
APERAM SA(b)	10,881	329,912
ArcelorMittal SA(b)(c)	21,624	309,223
Arconic, Inc.	31,038	910,965
Carpenter Technology Corp.	10,118	371,837
Cia Siderurgica Nacional SA—ADR(c)	40,738	100,215
Commercial Metals Co.	17,290	315,715
Corning, Inc.(c)	31,606	754,119
DMC Global, Inc.(c)	1,080	38,945
Encore Wire Corp.	8,882	434,952
Gibraltar Industries, Inc.(a)	593	30,047
Grupo Simec SAB de CV—ADR	984	9,397
Kaiser Aluminum Corp.(c)	1,309	123,766
Kubota Corp.—ADR	10,755	757,582
MMC Norilsk Nickel PJSC—ADR	11,399	345,618
Nippon Steel Corp.—ADR	41,355	444,794
Nucor Corp.	18,346	758,606
Ossen Innovation Co. Ltd.—ADR(a)	2,859	7,691
Reliance Steel & Aluminum Co.	12,441	1,272,590
Steel Dynamics, Inc.	10,696	284,834
Sumitomo Metal Mining Co. Ltd.—ADR	70,579	427,003
SunCoke Energy, Inc.	8,352	38,503
Ternium SA—ADR(c)	8,291	146,751
United States Steel Corp.(c)	20,726	166,223
Usinas Siderurgicas de Minas Gerais SA Usiminas—ADR(c)	16,982	29,549
Viavi Solutions, Inc.(a)	4,202	55,424

		8,951,391

Printing and Related Support Activities—0.18%
Centennial Resource Development, Inc.—Class A(a)	58,948	139,707
Dai Nippon Printing Co. Ltd.—ADR	23,314	277,437
Ennis, Inc.(c)	14,430	290,043
Toppan Printing Co. Ltd.—ADR	83,453	716,026

		1,423,213

Professional, Scientific, and Technical Services—3.57%
AECOM(a)	18,645	837,906
AirNet Technology, Inc.—ADR(a)	417	388
Akari Therapeutics PLC—ADR(a)	24,589	45,244
Alteryx, Inc.—Class A(a)(c)	2,556	356,869
Amdocs Ltd.(b)	5,739	365,861
Avita Medical Ltd.—ADR(a)(c)	39,608	304,586
Booz Allen Hamilton Holding Corp.	13,180	939,733
CACI International, Inc.—Class A(a)	3,624	887,952
CBIZ, Inc.(a)	1,862	48,486

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
CDW Corp.	12,005	$1,371,210
Cerner Corp.	8,603	595,930
CGG SA—ADR(a)	3,074	8,146
Charles River Labratories International, Inc.(a)	1,598	248,601
Cheetah Mobile, Inc.—ADR	25,466	74,106
Codexis, Inc.(a)	2,512	29,265
Cognizant Technology Solutions Corp.—Class A	11,332	690,459
Collectors Universe, Inc.	1,342	30,873
Computer Programs & Systems, Inc.(c)	2,356	63,094
Cytokinetics, Inc.(a)(c)	5,243	73,087
Diebold Nixdorf, Inc.(a)	2,814	19,754
DXC Technology Co.	15,490	373,464
eBay, Inc.	6,288	217,816
Endava PLC—ADR(a)	3,154	167,320
EPAM Systems, Inc.(a)	4,331	966,678
Evotec SE—ADR(a)	4,628	217,516
Exact Sciences Corp.(a)(c)	3,057	247,464
Exelixis, Inc.(a)	23,082	429,094
Experian PLC—ADR	19,078	638,922
F5 Networks, Inc.(a)	4,971	596,271
FTI Consulting, Inc.(a)(c)	4,740	533,677
Fujitsu Ltd.—ADR	40,559	835,515
Galapagos NV—ADR(a)(c)	2,201	465,204
Genmab A/S—ADR(a)	27,780	632,828
Genpact Ltd.(b)	14,640	563,054
Gravity Co. Ltd.—ADR	10,048	276,320
H&R Block, Inc.(c)	14,066	290,745
Hong Kong Television Network Ltd.—ADR(a)	19,710	218,978
Imperial Holdings Ltd.—ADR	25,076	72,094
Industria de Diseno Textil SA—ADR	22,076	344,165
Infosys Ltd.—ADR	43,791	440,975
Insperity, Inc.	1,352	90,949
Intelligent Systems Corp.(a)(c)	1,549	56,802
International Business Machines Corp.	5,834	759,295
International Paper Co.	10,748	397,246
Invitae Corp.(a)(c)	5,612	114,373
Jacobs Engineering Group, Inc.	11,573	1,068,651
Jardine Strategic Holdings Ltd.—ADR	156	2,254
Leidos Holdings, Inc.	13,887	1,425,501
Materialise NV—ADR(a)(c)	10,615	175,572
MAXIMUS, Inc.	5,943	374,528
Midatech Pharma PLC—ADR(a)	17,850	9,104
Mitie Group PLC—ADR	10,272	70,980
Mobile Mini, Inc.	210	8,188
Momo, Inc.—ADR	1,043	29,329
MorphoSys AG—ADR(a)	2,855	76,200
NanoString Technologies, Inc.(a)	1,984	70,749
Naspers Ltd.—ADR	19,608	611,181
National CineMedia, Inc.	5,944	45,709
National Research Corp.	795	43,717
NeoGenomics, Inc.(a)(c)	8,835	250,296
NextGen Healthcare, Inc.(a)	8,300	108,564
Nice Ltd.—ADR(a)	2,581	422,845
NuCana PLC—ADR(a)	1,394	5,729

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Okta, Inc.(a)	3,035	$388,662
Omnicom Group, Inc.(c)	9,092	629,894
Perficient, Inc.(a)	11,757	481,684
Pfenex, Inc.(a)	3,916	45,426
Resources Connection, Inc.	12,063	151,149
Rightmove PLC—ADR	12,366	197,933
ServiceNow, Inc.(a)	2,309	752,942
Summit Therapeutics PLC—ADR(a)	3,313	4,572
Sykes Enterprises, Inc.(a)	5,820	184,378
Syneos Health, Inc.(a)(c)	5,244	332,207
Telia Co. AB—ADR	84,564	666,364
Timken Co.	14,828	664,888
Trade Desk, Inc.—Class A(a)(c)	1,215	349,009
Travelzoo(a)	4,788	39,166
Ubiquiti, Inc.(c)	2,010	272,677
Unisys Corp.(a)	11,943	185,475
Verint Systems, Inc.(a)	6,303	345,909
VMware, Inc.—Class A(a)(c)	2,067	249,115
VTech Holdings Ltd.—ADR	19,571	171,051
Wipro Ltd.—ADR(c)	90,853	313,443
Yiren Digital Ltd.—ADR(a)	11,261	46,846
Zealand Pharma A/S—ADR(a)(c)	13,995	464,214
Zscaler, Inc.(a)	4,823	250,748

		28,925,164

Publishing Industries (except Internet)—3.76%
Activision Blizzard, Inc.	31,962	1,857,951
Adobe, Inc.(a)	1,311	452,452
Akamai Technologies, Inc.(a)	4,649	402,185
ANSYS, Inc.(a)	1,967	476,388
Appfolio, Inc.—Class A(a)(c)	2,921	359,195
Avalara, Inc.(a)	3,524	298,659
Avid Technology, Inc.(a)(c)	11,481	84,845
Cadence Design System, Inc.(a)	12,380	818,813
Changyou.com Ltd.—ADR(c)	15,404	165,747
Citrix Systems, Inc.	2,991	309,239
Coupa Software, Inc.(a)	1,305	195,424
Fair Isaac Corp.(a)	2,172	816,737
Inseego Corp.(a)(c)	7,833	54,361
Intuit, Inc.	2,012	534,890
Konami Holdings Corp.—ADR	13,812	485,768
Manhattan Associates, Inc.(a)(c)	3,243	218,448
Meredith Corp.(c)	6,477	170,669
Microsoft Corp.	77,084	12,488,380
MiX Telematics Ltd.—ADR	7,087	94,044
New York Times Co.—Class A(c)	24,093	902,524
News Corp.—Class B(c)	15,766	196,129
NortonLifeLock, Inc.	33,497	637,448
Nuance Communications, Inc.(a)(c)	23,606	510,362
Opera Ltd.—ADR(a)	3,063	24,749
Oracle Corp.	45,152	2,233,218
Paycom Software, Inc.(a)(c)	1,891	534,491
RELX PLC—ADR(c)	22,434	541,781
Sage Group PLC—ADR	19,524	700,131
Scholastic Corp.	4,387	140,779

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Snap, Inc.—Class A(a)	11,590	$164,230
SPS Commerce, Inc.(a)	3,118	164,007
SS&C Technologies Holdings, Inc.	4,242	235,431
Synopsys, Inc.(a)	10,960	1,511,713
Trend Micro, Inc.—ADR(c)	7,204	353,572
Veeva Systems, Inc.—Class A(a)	5,813	825,272
Vipshop Holdings Ltd.—ADR(a)	11,988	153,806
Wolters Kluwer NV—ADR	5,051	368,571

		30,482,409

Rail Transportation—0.59%
Central Japan Railway Co.—ADR	80,351	1,304,900
CSX Corp.(c)	1,606	113,143
East Japan Railway Co.—ADR	101,518	1,276,081
Kansas City Southern	1,151	173,433
Norfolk Southern Corp.	2,515	458,610
Union Pacific Corp.	2,954	472,079
West Japan Railway Co.—ADR	13,915	951,090

		4,749,336

Real Estate—0.71%
American Finance Trust, Inc.	5,834	60,674
Bank of America Corp.	86,518	2,465,763
CBRE Group, Inc.—Class A(a)	16,552	929,230
China Overseas Land & Investment Ltd.—ADR	8,720	146,302
Forestar Group, Inc.(a)	1,102	19,715
Gafisa SA—ADR	140	434
Hang Lung Properties Ltd.—ADR(c)	4,069	44,840
Henderson Land Development Co. Ltd.—ADR	34,064	155,672
IRSA Propiedades Comerciales SA—ADR	2,564	30,383
Jones Lang LaSalle, Inc.	554	81,865
Marcus & Millichap, Inc.(a)	810	25,888
Mitsubishi Estate Co. Ltd.—ADR	54,764	919,487
New World Development Co. Ltd.—ADR	165,517	421,241
Newmark Group, Inc.	12,968	123,844
Walker & Dunlop, Inc.	5,506	357,064

		5,782,402

Religious, Grantmaking, Civic, Professional, and Similar Organizations—0.02%
HealthEquity, Inc.(a)	2,799	198,701

Rental and Leasing Services—0.65%
Air Lease Corp.	5,454	209,215
Aircastle Ltd.(b)	19,723	628,178
Ally Financial, Inc.(c)	54,299	1,361,276
Brambles Ltd.—ADR(c)	45,830	706,240
Cerence, Inc.(a)	2,096	45,504
Fly Leasing Ltd.—ADR(a)	21,811	372,968
GATX Corp.(c)	500	35,765
Harsco Corp.(a)	2,576	30,886
Localiza Rent a Car SA—ADR	4,344	47,226
McGrath RentCorp.	1,262	87,646
Navient Corp.	32,786	368,187
Synchrony Financial	32,234	938,010
Triton International Ltd.(b)	10,189	350,196

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
United Rentals, Inc.(a)	1,018	$134,865

		5,316,162

Repair and Maintenance—0.10%
SKF AB—ADR(c)	45,518	809,765

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.41%
Amarin Corp. PLC—ADR(a)(c)	19,124	280,549
Ameriprise Financial, Inc.	6,291	888,918
Aramark	7,150	248,391
Artisan Partners Asset Management, Inc.—Class A	10,032	286,715
BB Seguridade Participacoes SA—ADR	18,575	132,068
Bidvest Group Ltd.—ADR	8,764	202,834
BlackRock, Inc.	491	227,338
Blackstone Group, Inc.—Class A	7,813	420,652
Brightsphere Investment Group, Inc.	14,791	138,296
CK Hutchison Holdings Ltd.—ADR(c)	38,020	330,394
CME Group, Inc.	2,002	398,038
Cowen, Inc.—Class A(c)	13,240	198,203
Credit Agricole SA—ADR	139,863	826,590
Credit Suisse Group AG—ADR	370	4,174
Daiwa Securities Group, Inc.—ADR	96,847	397,073
Delek Group Ltd.—ADR(c)	23,324	224,144
Deutsche Boerse AG—ADR	50,583	791,624
Fidelity National Financial, Inc.	12,045	466,864
First Pacific Co. Ltd.—ADR	330,256	450,139
GDS Holdings Ltd.—ADR(a)(c)	2,033	117,853
Genting Bhd—ADR	15,121	88,789
Gilead Sciences, Inc.	2,220	153,979
Goldman Sachs Group, Inc.	3,079	618,171
Hexindai, Inc.—ADR(a)	193	89
Hong Kong Exchanges & Clearing Ltd.—ADR	44,291	1,451,858
Huami Corp.—ADR(a)	9,440	134,048
KKR & Co, Inc.—Class A	15,713	449,392
Legg Mason, Inc.	9,768	486,642
Leju Holdings Ltd.—ADR(a)	35,863	64,557
LexinFintech Holdings Ltd.—ADR(a)(c)	10,325	120,183
LPL Financial Holdings, Inc.	11,877	943,984
MarketAxess Holdings, Inc.	1,703	552,334
Morgan Stanley	34,935	1,573,123
MSCI, Inc.	4,246	1,254,437
NASDAQ, Inc.	1,060	108,703
Noah Holdings Ltd.—ADR(a)	14	397
OneSmart International Education Group Ltd.—ADR(a)	4,412	24,001
Oppenheimer Holdings, Inc.—Class A	9,423	223,608
Piper Jaffray Cos.	3,609	252,919
Raymond James Financial, Inc.	5,018	419,655
RISE Education Cayman Ltd.—ADR(a)	9,517	52,724
S&P Global, Inc.	1,494	397,270
Sea Ltd.—ADR(a)(c)	8,479	382,064
Secoo Holding Ltd.—ADR(a)	4,316	23,738
Sibanye Stillwater Ltd.—ADR	8,915	75,421
Singapore Exchange Ltd.—ADR	9,230	841,730
Southwest Airlines Co.	3,345	154,506

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Stifel Financial Corp.	15,701	$854,761
T Rowe Price Group, Inc.	4,032	475,816
TD Ameritrade Holding Corp.	2,394	101,099
TechnoPro Holdings, Inc.—ADR(c)	21,432	249,683
WH Group Ltd.—ADR	1,439	29,284

		19,589,822

Specialty Trade Contractors—0.36%
Comfort Systems USA, Inc.	3,966	167,445
EMCOR Group, Inc.	8,437	648,974
Legrand SA—ADR(c)	11,695	178,115
NetEase, Inc.—ADR	2,554	813,985
Quanta Services, Inc.	29,094	1,109,354

		2,917,873

Sporting Goods, Hobby, Musical Instrument, and Book Stores—0.06%
Barnes & Noble Education, Inc.(a)	24,403	80,774
Dick’s Sporting Goods, Inc.	9,165	333,698
Sportsman’s Warehouse Holdings, Inc.(a)	7,207	43,242

		457,714

Support Activities for Agriculture and Forestry—0.00%
VEON Ltd.—ADR	8,600	17,028

Support Activities for Mining—1.32%
Antero Resources Corp.(a)(c)	136,295	218,072
BHP Group Ltd.—ADR(c)	30,690	1,329,184
China Shenhua Energy Co. Ltd.—ADR(c)	1,501	10,357
Cleveland-Cliffs, Inc.(c)	23,748	137,976
ConocoPhillips	30,723	1,487,608
Denbury Resources, Inc.(a)(c)	47,688	35,880
Extraction Oil & Gas, Inc.(a)(c)	13,969	9,618
Fortescue Metals Group Ltd.—ADR	36,281	468,025
Gazprom PJSC—ADR(c)	136,672	833,699
Helmerich & Payne, Inc.	2,632	97,094
Hess Corp.	5,378	302,136
Impala Platinum Holdings Ltd.—ADR(a)	17,394	135,325
Inpex Corp.—ADR	43,746	361,342
Liberty Oilfield Services, Inc.—Class A	2,143	14,337
LUKOIL PJSC—ADR	12,047	1,040,138
Mammoth Energy Services, Inc.(a)	9,581	10,443
Nabors Industries Ltd.(b)	7,184	12,644
NexTier Oilfield Solutions, Inc.(a)	15,334	71,456
Noble Energy, Inc.	3,195	50,577
ONE Gas, Inc.	2,421	198,861
Pampa Energia SA—ADR(a)	2,636	31,237
Patterson-UTI Energy, Inc.	37,020	212,125
PGS ASA—ADR(a)	29,132	38,163
Pioneer Natural Resources Co.	2,498	306,704
ProPetro Holding Corp.(a)	13,645	119,530
Rio Tinto PLC—ADR	36,828	1,728,339
South32 Ltd.—ADR	62,980	445,269
Targa Resources Corp.	1,786	57,866
Tullow Oil PLC—ADR	50,158	9,901
Vale SA—ADR	23,587	231,624

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Wesfarmers Ltd.—ADR(c)	56,359	$732,667

		10,738,197

Support Activities for Transportation—0.24%
CH Robinson Worldwide, Inc.(c)	2,004	138,076
DSV PANALPINA A/S—ADR	12,115	611,686
Grupo Aeroportuario del Centro Norte SAB de CV—ADR	2,770	144,262
Hub Group, Inc.—Class A(a)	7,204	333,041
Japan Airport Terminal Co. Ltd.—ADR	11,258	215,140
Matson, Inc.	1,420	47,158
Radiant Logistics, Inc.(a)	32,967	145,055
XPO Logistics, Inc.(a)	4,518	334,196

		1,968,614

Telecommunications—4.23%
58.com, Inc.—ADR(a)(c)	3,402	187,688
Acacia Communications, Inc.(a)	1,365	93,516
Advanced Info Service PCL—ADR	704	4,460
America Movil SAB de CV—Class A—ADR	1,192	18,297
America Movil SAB de CV—Class L—ADR	12,341	195,975
AT&T, Inc.	114,634	4,037,408
Broadcom, Inc.	6,048	1,648,806
CenturyLink, Inc.(c)	57,303	691,647
China Mobile Ltd.—ADR	11,545	459,722
China Telecom Corp. Ltd.—ADR(c)	11,449	433,574
China Unicom Hong Kong Ltd.—ADR(c)	13,336	106,955
Chorus Ltd.—ADR	11,119	224,048
Chunghwa Telecom Co. Ltd.—ADR	7,640	268,622
Cogent Communications Holdings, Inc.	4,425	323,069
Deutsche Telekom AG—ADR	35,479	577,598
Edenred—ADR	4,517	119,980
Fluent, Inc.(a)	24,883	57,977
GCI Liberty, Inc.—Class A(a)(c)	13,920	962,011
Gogo, Inc.(a)	5,124	18,498
Hellenic Telecommunications Organization SA—ADR	22,389	154,484
IDT Corp.—Class B(a)	5,413	41,680
Integer Holdings Corp.(a)	5,443	490,795
Iridium Communications, Inc.(a)	2,558	69,245
JD.com, Inc.—ADR(a)	22,501	866,514
JOYY, Inc.—ADR(a)(c)	2,503	135,087
KDDI Corp.—ADR	89,899	1,258,586
Koninklijke KPN NV—ADR	195,901	477,998
Magyar Telekom Telecommunications PLC—ADR	26,554	174,805
Mobile TeleSystems PJSC—ADR	45,704	443,329
MTN Group Ltd.—ADR	55,655	263,248
Nippon Telegraph & Telephone Corp.—ADR	34,818	810,563
NTT DOCOMO, Inc.—ADR(c)	40,351	1,083,424
Partner Communications Co. Ltd.—ADR(a)	24,328	110,936
PayPal Holdings, Inc.(a)	9,334	1,007,979
PCCW Ltd.—ADR	76,939	457,787
PLDT, Inc.—ADR	8,053	153,007
Renren, Inc.—ADR(a)	43,107	55,393
RingCentral, Inc.—Class A(a)	393	92,650
Rostelecom PJSC—ADR(a)	41,777	302,883
SK Telecom Co. Ltd.—ADR	12,340	237,051

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
SoftBank Group Corp.—ADR	85,651	$1,969,973
Spark New Zealand Ltd.—ADR	2,115	29,589
Swisscom AG—ADR	9,515	508,101
Telecom Argentina SA—ADR	1,653	19,175
Telefonica SA—ADR	194,093	1,147,090
Telekomunikasi Indonesia Persero Tbk PT—ADR(c)	24,042	583,019
Telenor ASA—ADR	47,270	761,047
Telephone & Data Systems, Inc.	26,438	532,461
Telstra Corp. Ltd.—ADR	34,532	380,888
Tencent Holdings Ltd.—ADR	53,690	2,665,709
T-Mobile US, Inc.(a)	14,296	1,288,928
Turkcell Iletisim Hizmetleri AS—ADR	29,257	159,743
Twilio, Inc.—Class A(a)(c)	1,679	189,123
United States Cellular Corp.(a)	18,140	569,777
Verizon Communications, Inc.	66,087	3,579,272
Vodacom Group Ltd.—ADR(c)	8,358	59,760
Vodafone Group PLC—ADR(c)	24,031	420,543
XL Axiata Tbk PT—ADR(a)	26,727	92,208
Zayo Group Holdings, Inc.(a)	7,761	271,557

		34,345,258

Textile Mills—0.01%
Albany International Corp.—Class A	1,171	75,026

Textile Product Mills—0.09%
Hermes International—ADR(c)	9,273	650,223
Tempur Sealy International, Inc.(a)	1,280	95,680

		745,903

Transportation Equipment Manufacturing—2.67%
Airbus SE—ADR(c)	24,451	726,684
Aisin Seiki Co. Ltd.—ADR	13,207	420,181
Aptiv PLC(b)	371	28,979
Astronics Corp.(a)	2,493	50,533
Autohome, Inc.—ADR	1,691	131,340
BorgWarner, Inc.(c)	22,174	700,698
Brilliance China Automotive Holdings Ltd.—ADR	3,034	25,819
Commercial Vehicle Group, Inc.(a)	10,453	45,575
Dana, Inc.	15,332	220,474
Denso Corp.—ADR	37,311	716,372
Ford Motor Co.(c)	42,304	294,436
Ford Otomotiv Sanayi AS—ADR	2,802	171,384
Fox Factory Holding Corp.(a)(c)	1,830	116,022
General Dynamics Corp.	1,140	182,047
General Motors Co.	29,507	899,964
Gentex Corp.	18,268	487,756
Great Wall Motor Co. Ltd.—ADR	36,116	260,035
HEICO Corp.(c)	2,255	243,202
HEICO Corp.—Class A	2,803	247,589
Honda Motor Co. Ltd.—ADR	24,990	641,243
Isuzu Motors Ltd.—ADR	31,571	289,822
Kawasaki Heavy Industries Ltd.—ADR	32,617	234,109
LCI Industries	1,128	108,908
Lear Corp.(c)	4,022	447,246
Leonardo SpA—ADR	66,362	333,801

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Lockheed Martin Corp.	3,034	$1,122,185
MasterCraft Boat Holdings, Inc.(a)	4,228	68,367
Mazda Motor Corp.—ADR	62,710	210,706
Meritor, Inc.(a)	6,784	153,929
Miller Industries, Inc.	4,425	131,467
Modine Manufacturing Co.(a)	8,615	64,268
MTU Aero Engines AG—ADR	3,302	395,778
Navistar International Corp.(a)	4,220	153,228
Oshkosh Corp.	10,550	761,183
PACCAR, Inc.	15,902	1,063,844
Shimano, Inc.—ADR(c)	54,385	750,513
Subaru Corp.—ADR(c)	27,324	325,156
Suzuki Motor Corp.—ADR(c)	3,042	481,883
Tata Motors Ltd.—ADR(a)	17,742	162,517
Tesla, Inc.(a)	491	327,983
Thor Industries, Inc.(c)	2,265	170,804
Toyota Industries Corp.—ADR	10,515	532,269
Toyota Motor Corp.—ADR	32,323	4,226,231
United Technologies Corp.	5,733	748,671
Volvo AB—ADR	99,201	1,556,463
Winnebago Industries, Inc.(c)	4,675	242,586

		21,674,250

Truck Transportation—0.17%
ArcBest Corp.	2,467	48,871
Knight-Swift Transportation Holdings, Inc.(c)	9,926	317,036
Landstar System, Inc.	3,982	402,063
Old Dominion Freight Lines, Inc.	1,422	275,584
US Xpress Enterprises, Inc.—Class A(a)	7,728	33,308
Werner Enterprises, Inc.	9,454	317,654

		1,394,516

Utilities—3.27%
AES Corp.	48,811	816,608
AGL Energy Ltd.—ADR(c)	41,452	509,445
Alliant Energy Corp.	4,013	209,158
Ameren Corp.	8,699	687,221
American Electric Power Co., Inc.	5,318	474,685
Atlantic Power Corp.(a)(b)	22,804	51,765
Avista Corp.	3,564	168,043
Black Hills Corp.	7,215	520,923
Central Puerto SA—ADR	5,948	19,272
Centrica PLC—ADR	5,324	19,912
Cia de Saneamento Basico do Estado de Sao Paulo—ADR	7,818	101,869
Cia Energetica de Minas Gerais—ADR	2,338	7,365
Cia Paranaense de Energia—ADR	10,345	175,917
CLP Holdings Ltd.—ADR(c)	59,967	631,453
Consolidated Edison, Inc.	4,967	391,499
DTE Energy Co.	3,899	435,401
Duke Energy Corp.	6,006	550,750
Électricité de France SA—ADR	58,585	159,937
Empresa Distribuidora Y Comercializadora Norte—ADR(a)	5,315	23,705
Enel Chile SA—ADR	51,072	224,206
Enel SpA—ADR	284,839	2,398,343
Engie SA—ADR	79,519	1,325,581

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Entergy Corp.	4,234	$494,997
Evergy, Inc.	4,839	316,229
Eversource Energy	6,810	588,793
Exelon Corp.	7,846	338,241
FirstEnergy Corp.	9,869	439,467
Genie Energy Ltd.—Class B(c)	13,839	95,766
Hawaiian Electric Industries, Inc.	23,589	1,010,552
Hong Kong & China Gas Co. Ltd.—ADR	600,971	1,147,855
Iberdrola SA—ADR	39,128	1,789,322
Kinder Morgan, Inc.	12,588	241,312
National Fuel Gas Co.(c)	3,365	123,193
NextEra Energy, Inc.	2,479	626,592
NorthWestern Corp.	9,794	688,910
NRG Energy, Inc.	23,109	767,450
Otter Tail Corp.	4,490	218,259
PG&E Corp.(a)	9,826	152,303
Pinnacle West Capital Corp.	6,514	582,938
Portland General Electric Co.	15,793	859,297
Power Assets Holdings Ltd.—ADR	14,879	103,722
PPL Corp.	27,413	822,664
Sempra Energy	3,202	447,576
Snam SpA—ADR	32,587	324,729
Southern Co.	33,469	2,020,188
Spire, Inc.	2,265	169,988
Suez—ADR(c)	79,924	629,800
TerraForm Power, Inc.—Class A	8,219	154,435
Tokyo Gas Co. Ltd.—ADR	46,804	460,551
UGI Corp.	2,143	77,234
United Utilities Group PLC—ADR	6,378	154,667
Unitil Corp.	2,576	145,132
Vistra Energy Corp.	20,139	387,273
WEC Energy Group, Inc.	1,235	114,028
Xcel Energy, Inc.	1,687	105,134

		26,501,655

Waste Management and Remediation Services—0.29%
Darling Ingredients, Inc.(a)	10,162	261,163
Republic Sevices, Inc.	7,190	648,969
Veolia Environnement SA—ADR	25,797	737,279
Waste Management, Inc.	6,342	702,757

		2,350,168

Water Transportation—0.25%
Carnival Corp.(b)(c)	10,751	359,728
Norwegian Cruise Line Holdings Ltd.(a)(b)	23,178	863,613
Royal Caribbean Cruises Ltd.(b)	9,471	761,563
Teekay Tankers Ltd.—Class A(a)(b)(c)	5,139	85,050

		2,069,954

Wholesale Electronic Markets and Agents and Brokers—0.03%
Prosus NV—ADR(a)(c)	19,608	275,492

Wood Product Manufacturing—0.22%
Cavco Industries, Inc.(a)	376	75,847
Koppers Holdings, Inc.(a)	2,130	46,562
Louisiana-Pacific Corp.	6,415	182,507

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Masco Corp.	24,935	$1,030,314
Universal Forest Products, Inc.	9,089	425,910

		1,761,140

Total Common Stocks (Cost $730,311,444)		762,227,222

Preferred Stocks—0.44%
Administration of Economic Programs—0.01%
Centrais Electricas Brasileiras SA—ADR	6,409	49,990

Air Transportation—0.00%
Gol Linhas Aereas Inteligentes SA—ADR	1,419	16,077

Credit Intermediation and Related Activities—0.15%
Banco Bradesco SA—ADR	33,111	224,493
Bancolombia SA—ADR	11,293	536,192
Itau Unibanco Holding SA—ADR	64,290	454,530

		1,215,215

Food and Beverage Stores—0.00%
Cia Brasileira de Distribuicao—ADR	1,207	19,614

Management of Companies and Enterprises—0.05%
Azul SA—ADR(a)	1,229	36,256
Porsche Automobil Holding SE—ADR	54,309	334,543

		370,799

Merchant Wholesalers, Durable Goods—0.11%
Volkswagen AG—ADR	54,054	888,107

Oil and Gas Extraction—0.06%
Petroleo Brasileiro SA—ADR	18,070	203,468
Surgutneftegas PJSC—ADR	56,580	277,242

		480,710

Primary Metal Manufacturing—0.01%
Gerdau SA—ADR(c)	28,654	107,166

Telecommunications—0.03%
Telefonica Brasil SA—ADR(c)	20,911	249,468

Utilities—0.02%
Cia Energetica de Minas Gerais—ADR	4,499	13,632
Cia Paranaense de Energia—ADR	11,700	185,562

		199,194

Total Preferred Stocks (Cost $3,876,283)		3,596,340

Exchange-Traded Funds—1.01%
iShares MSCI EAFE ETF	45,532	2,833,912
iShares Russell 1000 ETF(c)	24,179	3,970,917
iShares Russell 2000 ETF(c)	6,310	923,342
Vanguard FTSE Emerging Markets ETF	11,502	466,061

Total Exchange-Traded Funds (Cost $7,367,561)		8,194,232

Real Estate Investment Trusts—3.00%
Accommodation—0.11%
Chatham Lodging Trust	6,400	89,216
Service Properties Trust	13,376	241,838
Sunstone Hotel Investors, Inc.	27,930	305,834

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Xenia Hotels & Resorts, Inc.	17,172	$256,893

		893,781

Credit Intermediation and Related Activities—0.03%
Cherry Hill Mortgage Investment Corp.	1,888	26,923
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	7,179	243,727

		270,650

Foresty and Logging—0.01%
Weyerhaeuser Co.	4,420	114,832

Funds, Trusts, and Other Financial Vehicles—0.14%
Apollo Commercial Real Estate Finance, Inc.	46,436	752,263
Spirit Realty Capital, Inc.	8,367	380,699

		1,132,962

Heavy and Civil Engineering Construction—0.01%
Cyrela Brazil Realty SA Empreendimentos e Participacoes—ADR	9,201	59,622

Professional, Scientific, and Technical Services—0.11%
CoreCivic, Inc.	4,199	62,187
Extra Space Storage, Inc.	1,781	178,741
Lamar Advertising Co.—Class A	2,844	238,157
Outfront Media, Inc.	16,639	438,271

		917,356

Real Estate—2.30%
Alexander & Baldwin, Inc.	5,439	102,253
Apartment Investment & Management Co.—Class A	10,159	486,007
Apple Hospitality REIT, Inc.(c)	25,156	328,789
Ares Commercial Real Estate Corp.	27,943	426,410
AvalonBay Communities, Inc.	1,225	245,723
Brixmor Property Group, Inc.(c)	32,062	583,849
CareTrust REIT, Inc.	7,459	155,669
CorEnergy Infrastructure Trust, Inc.(c)	6,923	241,613
Corporate Office Properties Trust	8,366	211,994
DiamondRock Hospitality Co.	13,467	122,819
Duke Realty Corp.	4,084	132,607
EastGroup Properties, Inc.	26	3,269
EPR Properties(c)	7,310	433,044
Equity Residential	1,255	94,251
Exantas Capital Corp.	3,828	43,869
Farmland Partners, Inc.	5,351	31,624
First Industrial Realty Trust, Inc.	3,922	150,997
Franklin Street Properties Corp.(c)	17,321	123,499
Gaming and Leisure Properties, Inc.	25,240	1,127,471
Gladstone Commercial Corp.	3,623	68,366
Global Medical REIT, Inc.(c)	19,176	267,889
Healthpeak Properties, Inc.(c)	15,136	478,903
Host Hotels & Resorts, Inc.(c)	34,433	498,590
Invesco Mortgage Capital, Inc.	18,832	302,819
Investors Real Estate Trust	974	68,618
Invitation Homes, Inc.	9,966	285,925
iStar, Inc.(c)	24,364	368,627
Jernigan Capital, Inc.(c)	12,956	232,172
Kimco Realty Corp.	42,278	733,523

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Kite Realty Group Trust	7,956	$128,489
KKR Real Estate Finance Trust, Inc.(c)	13,879	272,584
Ladder Capital Corp.	27,898	425,445
Lexington Realty Trust	149,951	1,554,992
Life Storage, Inc.	1,839	198,446
LTC Properties, Inc.	5,219	233,968
Mack-Cali Realty Corp.	6,759	128,286
Mid-America Apartment Communities, Inc.	3,756	485,501
National Retail Properties, Inc.	1,897	96,462
Office Properties Income Trust	3,690	107,490
Omega Healthcare Investors, Inc.(c)	10,537	417,265
PennyMac Mortgage Investment Trust	23,535	487,175
Physicians Realty Trust	13,112	247,292
Piedmont Office Realty Trust, Inc.—Class A	10,212	220,477
Prologis, Inc.	880	74,166
PS Business Parks, Inc.	740	109,927
Ready Capital Corp.(c)	19,093	276,849
Realty Income Corp.	1,428	103,373
Retail Properties of America, Inc.—Class A	23,154	242,422
Retail Value, Inc.	8,501	236,243
RPT Realty	9,056	117,366
Ryman Hospitality Properties, Inc.	839	58,319
Simon Property Group, Inc.	237	29,170
SITE Centers Corp.	30,604	352,252
SL Green Realty Corp.	1,346	105,580
STORE Capital Corp.	11,164	366,849
Sun Communities, Inc.	1,709	261,272
TPG RE Finance Trust, Inc.	14,389	276,557
Urstadt Biddle Properties, Inc.—Class A	1,386	28,565
VEREIT, Inc.	110,276	954,990
VICI Properties, Inc.(c)	12,603	315,831
Vornado Realty Trust	1,156	61,938
Washington Prime Group, Inc.(c)	50,861	139,868
Weingarten Realty Investors(c)	3,846	103,573
Welltower, Inc.(c)	6,553	490,295
Western Asset Mortgage Capital Corp.	19,324	193,626
Whitestone REIT	5,422	66,636
WP Carey, Inc.	3,922	303,602

		18,624,330

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.14%
Ellington Financial, Inc.	5,193	85,840
Granite Point Mortgage Trust, Inc.	16,027	263,163
Medical Properties Trust, Inc.(c)	36,898	779,655

		1,128,658

Social Assistance—0.02%
GEO Group, Inc.	11,050	161,772

Telecommunications—0.13%
American Tower Corp.	4,164	944,395
Equinix, Inc.	166	95,085

		1,039,480

Total Real Estate Investment Trusts (Cost $24,658,932)		24,343,443

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 29, 2020 (Unaudited) (Continued)

	Shares	Value
Investments Purchased With Collateral From Securities Lending—12.40%
Money Market Fund—12.40%
Mount Vernon Liquid Assets Portfolio, LLC, 1.760%(d)	100,626,957	$100,626,957

Total Investments Purchased With Collateral From Securities Lending (Cost $100,626,957)		100,626,957

Short-Term Investments—1.61%
First American Government Obligations Fund, Class X, 1.493%(d)	13,022,586	13,022,586

Total Short-Term Investments (Cost $13,022,586)		13,022,586

Total Investments (Cost $879,863,763)—112.42%		912,010,780
Liabilities in Excess of Other Assets—(12.42)%		(100,793,320)

Total Net Assets—100.00%		$811,217,460

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of February 29, 2020. Total value of securities out on loan is $96,851,240.
(d)	The rate shown represents the 7-day yield at February 29, 2020.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 29, 2020 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)(2)	$477,944,797	$912,010,780
Foreign currencies(3)	3,249	—
Receivables:
Investments sold	4,166,842	76,437,599
Dividends and interest	2,418,515	1,725,583
Cash collateral held at broker for futures contracts	1,047,132	—
Fund shares sold	749,798	1,881,328
Securities lending	5,014	136,767
Other Assets	28,660	39,642

Total Assets	486,364,007	992,231,699

Liabilities
Payables:
Investments purchased	6,359,773	77,824,456
Fund shares redeemed	573,511	1,805,164
Collateral on securities loaned	62,786,009	100,626,957
Affiliates	200,208	294,779
Adviser	163,332	385,039
Distributor	28,685	53,120
Accrued expenses and other liabilities	19,588	24,724

Total Liabilities	70,131,106	181,014,239

Net Assets	$416,232,901	$811,217,460

Net assets consist of:
Paid-in capital	$392,596,092	$800,691,253
Total distributable earnings	23,636,809	10,526,207

Net assets	$416,232,901	$811,217,460

Advisor Class Shares
Net assets	145,197,447	240,527,039
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	8,195,147	10,340,493
Net asset value and redemption price per share	$17.72	$23.26

Institutional Class Shares
Net assets	271,035,454	570,690,421
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	15,343,384	24,591,503
Net asset value and redemption price per share	$17.66	$23.21

(1) Cost of investments	$458,325,621	$879,863,763

(2) Includes loaned securities with a value of	$62,786,009	$100,626,957

(3) Cost of foreign currencies	$3,355	—

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Six Months Ended February 29, 2020 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$5,952,966	$73,489
Dividends	199,668	7,948,995 (1)
Securities lending	26,578	786,061

	6,179,212	8,808,545

Expenses:
Investment management fees	1,599,068	2,308,718
Distribution fees—Advisor Class	290,564	601,413
Transfer agent fees and expenses	150,603	203,772
Fund administration fees	106,536	201,977
Fund accounting fees	103,763	128,002
Custody fees	41,701	63,989
Federal and state registration fees	29,990	33,420
Audit and tax fees	21,239	18,485
Reports to shareholders	16,681	21,207
Legal fees	11,023	15,494
Chief Compliance Officer fees	10,556	5,555
Trustees’ fees	4,946	4,946
Other expenses	5,484	8,657

Total expenses before waiver or recoupment	2,392,154	3,615,635
Recoupment or (waivers) by Adviser (Note 4)	(602,464)	104,095

Net expenses	1,789,690	3,719,730

Net Investment Income	4,389,522	5,088,815

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,862,709	(3,727,146)
Futures contracts	(241,880)	—
Foreign currency translations	—	6

	4,620,829	(3,727,140)

Net change in unrealized appreciation (depreciation) on:
Investments	2,619,402	(8,824,107)
Futures contracts	103,806	—
Foreign currency translations	11	4

	2,723,219	(8,824,103)

Net gain (loss) on investments and foreign currency	7,344,048	(12,551,243)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,733,570	$(7,462,428)

(1)	Net of $625,237 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Operations:
Net investment income	$4,389,522	$10,000,123
Net realized gain on investments, futures and foreign currency	4,620,829	3,273,760
Net change in unrealized appreciation	2,723,219	22,715,370

Net increase in net assets resulting from operations	11,733,570	35,989,253

Dividends and distributions to shareholders:
Net dividends and distributions —Advisor Class	(4,915,393)	(9,356,313)
Net dividends and distributions —Institutional Class(1)	(5,615,245)	—

Net decrease in net assets resulting from distributions paid	(10,530,638)	(9,356,313)

Fund share transactions:
Shares sold—Advisor Class	15,120,153	82,173,210
Shares issued to holders in reinvestment of dividends—Advisor Class	4,716,894	9,073,060
Shares redeemed—Advisor Class	(272,912,177)	(116,578,765)
Shares sold—Institutional Class(1)	274,548,339	500
Shares issued to holders in reinvestment of dividends—Institutional Class(1)	5,505,198	—
Shares redeemed—Institutional Class(1)	(11,337,998)	—

Net increase (decrease) in net assets from share transactions	15,640,409	(25,331,995)

Net increase in net assets	16,843,341	1,300,945

Net Assets:
Beginning of period	399,389,560	398,088,615

End of period	$416,232,901	$399,389,560

Change in shares outstanding:
Shares sold—Advisor Class	863,228	4,935,947
Shares issued to holders in reinvestment of dividends—Advisor Class	274,397	562,147
Shares redeemed—Advisor Class	(15,567,932)	(6,957,885)
Shares sold—Institutional Class(1)	15,670,366	29
Shares issued to holders in reinvestment of dividends—Institutional Class(1)	321,377	—
Shares redeemed—Institutional Class(1)	(648,388)	—

Net increase (decrease)	913,048	(1,459,762)

(1)	Institutional Class shares commenced operations on July 1, 2019.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Operations:
Net investment income	$5,088,815	$11,139,880
Net realized loss on investments and foreign currency	(3,727,140)	(19,559,129)
Net change in unrealized depreciation	(8,824,103)	(38,893,809)

Net decrease in net assets resulting from operations	(7,462,428)	(47,313,058)

Dividends and distributions to shareholders:
Net dividends and distributions—Advisor Class	(5,075,723)	(82,906,390)
Net dividends and distributions—Institutional Class(1)	(7,480,435)	—

Net decrease in net assets resulting from distributions paid	(12,556,158)	(82,906,390)

Fund share transactions:
Shares sold—Advisor Class	23,624,951	177,320,573
Shares issued to holders in reinvestment of dividends—Advisor Class	4,734,212	79,212,511
Shares redeemed—Advisor Class	(625,362,319)	(152,487,207)
Shares sold—Institutional Class(1)	631,525,086	500
Shares issued to holders in reinvestment of dividends—Institutional Class(1)	7,321,829	—
Shares redeemed—Institutional Class(1)	(28,876,796)	—

Net increase in net assets from share transactions	12,966,963	104,046,377

Net decrease in net assets	(7,051,623)	(26,173,071)

Net Assets:
Beginning of period	818,269,083	844,442,154

End of period	$811,217,460	$818,269,083

Change in shares outstanding:
Shares sold—Advisor Class	942,843	7,212,753
Shares issued to holders in reinvestment of dividends—Advisor Class	183,142	3,674,049
Shares redeemed—Advisor Class	(25,208,628)	(6,202,244)
Shares sold—Institutional Class(1)	25,441,845	20
Shares issued to holders in reinvestment of dividends—Institutional Class(1)	284,122	—
Shares redeemed—Institutional Class(1)	(1,134,484)	—

Net increase	508,840	4,684,578

(1)	Institutional Class shares commenced operations on July 1, 2019.

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund—Advisor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 20, 2020 (Unaudited)	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year/period	$17.65	$16.53	$17.05	$17.32	$16.73	$17.12

Income from investment operations:
Net investment income(1)	0.18	0.42	0.37	0.27	0.28	0.29
Net realized and unrealized gain (loss)	0.31	1.09	(0.61)	(0.14)	0.55	(0.36)

Total from investment operations	0.49	1.51	(0.24)	0.13	0.83	(0.07)

Less distributions paid:
Dividends from net investment income	(0.40)	(0.39)	(0.28)	(0.30)	(0.23)	(0.25)
Distributions from net realized gains	(0.02)	—	0.00 (4)	(0.10)	(0.01)	(0.07)

Total distributions paid	(0.42)	(0.39)	(0.28)	(0.40)	(0.24)	(0.32)

Net asset value, end of year/period	$17.72	$17.65	$16.53	$17.05	$17.32	$16.73

Total return(2)	2.86%	9.37%	-1.42%	0.78%	5.06%	-0.42%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$145,197	$399,389	$398,089	$332,426	$274,686	$217,234
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.30%	1.28%	1.30%	1.34%	1.37%	1.39%
Ratio of expenses to average net assets after waiver and reimbursements(3)(5)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(3)	1.81%	2.22%	1.91%	1.29%	1.30%	1.31%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	2.11%	2.50%	2.21%	1.63%	1.67%	1.70%
Portfolio turnover rate(2)	60.4%	144.3%	160.1%	199.9%	100.4%	131.9%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Round to less than 0.5 cent per share
(5)	Reflects expense cap of 0.75% (plus Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund—Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 20, 2020 (Unaudited)	Period Ended August 31, 2019 (1)
Net asset value, beginning of period	$17.66	$17.23

Income from investment operations:
Net investment income(2)	0.20	0.07
Net realized and unrealized gain	0.30	0.36

Total from investment operations	0.50	0.43

Less distributions paid:
Dividends from net investment income	(0.48)	—
Distributions from net realized gains	(0.02)	—

Total distributions paid	(0.50)	—

Net asset value, end of period	$17.66	$17.66

Total return(3)	2.99%	2.50%

Ratios / supplemental data
Net assets, end of period	$271,036	$512
Ratio of expenses to average net assets before waiver and reimbursements(4)	1.05%	0.75%
Ratio of expenses to average net assets after waiver and reimbursements(4)	0.75%	0.75%
Ratio of net investment income to average net assets before waiver and reimbursements(4)	2.02%	2.33%
Ratio of net investment income to average net assets after waiver and reimbursements(4)	2.32%	2.33%
Portfolio turnover rate(5)	60.4%	144.3%

(1)	Institutional Class shares commenced operations on July 1, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund—Advisor Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/period

	Six Months Ended February 20, 2020 (Unaudited)		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015
Net asset value, beginning of year/period	$23.77		$28.40		$26.68		$23.45		$23.25	$25.36

Income (loss) from investment operations:
Net investment income(1)	0.13		0.34		0.19		0.17		0.14	0.16
Net realized and unrealized gain (loss)	(0.33)		(2.21)		3.08		3.22		0.95	(1.23)

Total from investment operations	(0.20)		(1.87)		3.27		3.39		1.09	(1.07)

Less distributions paid:
Dividends from net investment income	(0.31)		(0.17)		(0.17)		(0.14)		(0.09)	(0.12)
Distributions from net realized gains	—		(2.59)		(1.38)		(0.02)		(0.80)	(0.92)

Total distributions paid	(0.31)		(2.76)		(1.55)		(0.16)		(0.89)	(1.04)

Net asset value, end of year/period	$23.26		$23.77		$28.40		$26.68		$23.45	$23.25

Total return(2)	-0.99%		-5.54%		12.50%		14.54%		4.87%	-4.41%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$240,527		$818,269		$844,442		$650,190		$489,239	$329,187
Ratio of expenses to average net assets before waiver, expense reimbursements or recoupment(3)	0.94%		0.94%		1.26%		1.41%		1.45%	1.45%
Ratio of expenses to average net assets after waiver, expense reimbursements or recoupment(3)	0.98	%(4)	0.98	%(4)	1.25	% (5)	1.36	% (6)	1.40%	1.40%
Ratio of net investment income to average net assets before waiver, expense reimbursements or recoupment(3)	1.05%		1.42%		0.67%		0.64%		0.57%	0.62%
Ratio of net investment income to average net assets after waiver, expense reimbursements or recoupment(3)	1.01%		1.38%		0.68%		0.69%		0.62%	0.67%
Portfolio turnover rate(2)	9.8%		111.4%		104.3%		139.4%		48.8%	66.7%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Reflects expense cap of 0.73% (plus Rule 12b-1 fees of 0.25%).
(5)

Effective June 1, 2018 the expense limitation cap was reduced from 1.35% to 0.98%. This reflects the expense limitation cap of 1.10% from September 1, 2017 through May 31, 2018 (plus Rule 12b-1 fees of 0.25%) and 0.73% from June 1, 2018 through August 31, 2018 (plus Rule 12b-1 fees of 0.25%).

(6)	Effective November 1, 2016 the expense limitation cap was reduced from 1.40% to 1.35% (this includes Rule 12b-1 fees of 0.25%).

The accompanying notes are an integral part of these financial statements.

PMC Diversified Equity Fund—Institutional Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 20, 2020 (Unaudited)	Period Ended August 31, 2019 (1)
Net asset value, beginning of period	$23.78	$24.69

Income from investment operations:
Net investment income(2)	0.17	0.06
Net realized and unrealized loss	(0.32)	(0.97)

Total from investment operations	(0.15)	(0.91)

Less distributions paid:
Dividends from net investment income	(0.42)	—

Total distributions paid	(0.42)	—

Net asset value, end of period	$23.21	$23.78

Total return(3)	-0.82%	-3.69%

Ratios / supplemental data
Net assets, end of period	$570,690	$481
Ratio of expenses to average net assets(4)	0.70%	0.73%
Ratio of net investment income to average net assets(4)	1.36%	1.42%
Portfolio turnover rate(5)	9.8%	111.4%

(1)	Institutional Class shares commenced operations on July 1, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rates are calculated at the Fund level (not by individual share class).

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 29, 2020 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal. The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Advisor Class of the Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Institutional Class of the Core Fixed Income Fund became effective and commenced operations on July 1, 2019. The Advisor Class of the Diversified Equity Fund became effective and commenced operations on August 26, 2009. The Institutional Class of the Diversified Equity Fund became effective and commenced operations on July 1, 2019. The Advisor Class shares are subject to a 0.25% Rule 12b-1 distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and asked prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2020:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset Backed Securities	$—	$26,388,948	$—	$26,388,948
Corporate Bonds*	—	96,871,810	—	96,871,810
Foreign Corporate Bonds*	—	29,512,385	—	29,512,385
Foreign Government Agency Issues	—	1,833,805	—	1,833,805
Foreign Government Notes/Bonds	—	26,188,272	—	26,188,272
Non-Agency Mortgage Backed Securities	—	29,740,466	—	29,740,466
Agency Mortgage Backed Securities	—	130,791,719	—	130,791,719
Municipal Bonds	—	3,979,245	—	3,979,245
U.S. Government Agency Issues	—	480,845	—	480,845
U.S. Government Notes/Bonds	—	63,481,178	—	63,481,178

Total Fixed Income Securities	—	409,268,673	—	409,268,673

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	3,830,394	—	—	3,830,394
Money Market Funds	64,845,730	—	—	64,845,730

Total Investments in Securities	$68,676,124	$409,268,673	$—	$477,944,797

Other Financial Instruments(1)
Futures	$89,447	$—	$—	$89,447

Total Other Financial Instruments	$89,447	$—	$—	$89,447

*	For further breakdown by industry, please refer to the Schedule of Investments.
(1)	Other financial instruments are futures contracts reflected in the Schedule of Open Futures Contracts. The amounts reflect the net unrealized appreciation (depreciation) on the contracts held.

The Fund did not hold any Level 3 securities during the six months ended February 29, 2020.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$753,034,657	$9,192,565	$—	$762,227,222
Preferred Stocks*	3,596,340	—	—	3,596,340
Exchange-Traded Funds	8,194,232	—	—	8,194,232
Real Estate Investment Trusts*	24,343,443	—	—	24,343,443

Total Equity	789,168,672	9,192,565	—	798,361,237
Money Market Funds	113,649,543	—	—	113,649,543

Total Investments in Securities	$902,818,215	$9,192,565	$—	$912,010,780

*	For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the six months ended February 29, 2020.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, foreign securities will be priced in their local currencies as of the close of their primary exchange market or as of the valuation time or valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange (“NYSE”), generally at 4:00 P.M., Eastern time. The Adviser anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 29, 2020.

Core Fixed Income Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts—Futures	Net Assets— Unrealized appreciation*	$388,784	Net Assets— Unrealized depreciation*	$299,337

Total		$388,784		$299,337

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current day’s variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 29, 2020:

	Amount of Realized Loss on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$(241,880)	$(241,880)

Total	$(241,880)	$(241,880)

	Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$103,806	$103,806

Total	$103,806	$103,806

The Funds are not subject to any Master Netting Agreements, therefore the Funds do not offset any assets or liabilities.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts, as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At February 29, 2020, the Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $1,047,132. The average monthly notional amount of futures contracts during the period was as follows:

Long Futures	$38,396,320
Short Futures	$4,480,566

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts may also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) the position provides cash and liquid assets with a value marked-to-market daily, sufficient to cover the counter-party’s potential obligations.

(d)	Forward Foreign Currency Contracts

The Core Fixed Income Fund might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund did not enter into any forward foreign currency contracts during the six months ended February 29, 2020.

(e)	Options

The Core Fixed Income Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

(f)	Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

(g)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(h)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(i)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j)	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(k)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Advisor Class shares of the Funds. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(l)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2019	$9,356,313	$—
Year Ended August 31, 2018	5,812,230	4,399

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2019	$17,179,903	$65,726,487
Year Ended August 31, 2018	13,699,923	25,776,705

As of August 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$429,703,619	$937,399,954

Gross tax unrealized appreciation	$18,610,605	$87,228,287
Gross tax unrealized depreciation	(1,654,128)	(48,673,962)

Net tax unrealized appreciation	$16,956,477	$38,554,325

Undistributed ordinary income	$6,795,317	$11,441,933
Undistributed long-term capital gain	—	—

Total distributable earnings	$6,795,317	$11,441,933
Other accumulated loss	(1,317,917)	(19,451,465)

Total accumulated earnings	$22,433,877	$30,544,793

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

As of and for the year ended August 31, 2019, the Core Fixed Income Fund utilized short-term capital loss carryovers of $3,291,733, generated long-term capital loss carryovers of $163,778, and had long-term capital loss carryovers outstanding of $1,317,917. As of and for the year ended August 31, 2019, the Diversified Equity Fund generated short-term capital loss carryovers of $19,076,670. Capital loss carryovers are carried forward indefinitely to offset future realized capital gains. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers from the year ended August 31, 2019.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2019, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Total distributable earnings	$1,464	$—
Paid In Capital	$(1,464)	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2019. Also, the Funds had recognized no interest and penalties related to uncertain

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

tax benefits in fiscal year 2019. At August 31, 2019, the fiscal years 2016 through 2019 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”), on behalf of the Funds, with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.53% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse a Fund’s other expenses at least through December 29, 2020 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 0.75% for the Core Fixed Income Fund and 0.73% for the Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement. During the six months ended February 29, 2020, the Adviser recouped previously waived expenses of $104,095 related to the Diversified Equity Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Core Fixed Income Fund	Diversified Equity Fund
August 31, 2020	$465,718	$111,655
August 31, 2021	$1,083,011	$64,044
August 31, 2022	$1,137,251	$—
February 28, 2023	$602,464	$—

Sub-advisory services are provided to the Core Fixed Income Fund, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Investment Advisers LLC

Schroder Investment Management North America Inc.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of each Fund’s average daily net assets of Advisor Class shares. During the six months ended February 29, 2020, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$290,564
Diversified Equity Fund	$601,413

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 29, 2020, and owed as of February 29, 2020 are as follows:

	Incurred	Owed
Core Fixed Income Fund	$106,536	$53,493
Diversified Equity Fund	$201,977	$100,971

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees incurred for the year ended February 29, 2020, and owed as of February 29, 2020 are as follows:

Fund Accounting	Incurred	Owed
Core Fixed Income Fund	$103,763	$51,782
Diversified Equity Fund	$128,002	$61,823

Transfer Agency	Incurred	Owed
Core Fixed Income Fund	$150,603	$68,296
Diversified Equity Fund	$203,772	$91,413

Custody	Incurred	Owed
Core Fixed Income Fund	$41,701	$21,358
Diversified Equity Fund	$63,989	$37,798

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 29, 2020, and owed as of February 29, 2020 is as follows:

	Incurred	Owed
Core Fixed Income Fund	$10,556	$5,279
Diversified Equity Fund	$5,555	$2,774

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 29, 2020 are summarized below.

	Core Fixed Income Fund	Diversified Equity Fund
Purchases:
U.S. Government	$144,978,165	$—
Other	102,936,802	82,664,767

Total Purchases	$247,914,967	$82,664,767
Sales
U.S. Government	$127,128,615	$—
Other	115,998,984	85,422,587

Total Sales	$243,127,599	$85,422,587

(8)	Line of Credit

At February 29, 2020, the Core Fixed Income Fund and Diversified Equity Fund had secured lines of credit in the lessor amount of $20,000,000 and $35,000,000, respectively, or 33.33% of the fair value of unencumbered assets of each Fund, as defined, which both mature August 8, 2020. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate of 5.25% from September 1, 2019 through September 18, 2019, 5.00% from September 19, 2019 through October 30, 2019, and 4.75% thereafter. The Funds did not borrow on the line of credit during the six months ended February 29, 2020.

(9)	Securities Lending

Pursuant to the terms of a securities lending agreement with the Funds’ custodian, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

PMC FUNDS

Notes to Financial Statements, continued

February 29, 2020 (Unaudited)

As of February 29, 2020, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
Core Fixed Income Fund	$62,198,507	$62,786,009	14.94%
Diversified Equity Fund	$96,851,240	$100,626,957	11.94%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Schedule of Investments for each Fund includes the particular cash collateral holding as of February 29, 2020. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(10)	Subsequent Event

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Funds’ investment adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information

(Unaudited)

Tax Information

For the fiscal year ended August 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	61.38%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2019 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	30.95%

For the fiscal year ended August 31, 2019, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	70.25%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	19	Professor Emeritus, Department of Accounting (June 2019-present), Professor, Department of Accounting (2004-2019), Chair, Department of Accounting (2004-2017), Marquette University.	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	19	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1943	Trustee	Indefinite Term; Since October 23, 2009	19	Retired (2011-present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011).	Independent Trustee, Gottex Trust (an open-end investment company) (2010-2016).

Interested Trustee and Officers

Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	19	President (2017-present), Chief Operating Officer (2016-present), Executive Vice President (1994-2017), U.S. Bancorp Fund Services, LLC.	Trustee, Buffalo Funds (an open-end investment company) (2003-2017); Trustee, USA MUTUALS (an open-end investment company) (2001-2018).

John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in the Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Assistant CCO and Senior Legal Counsel (January 2016-April 2016), Senior Legal and Compliance Counsel (2013-2015), Heartland Advisors, Inc.	N/A

Jay S. Fitton 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Secretary	Indefinite Term; Since July 22, 2019	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019-present); Partner, Practus, LLP (2018-2019); Counsel, Drinker Biddle & Reath LLP (2016-2018); Counsel, Huntington Bancshares, Inc. (2011-2015).	N/A

Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A

Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A

Laura Carroll 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Assistant Treasurer	Indefinite Term; Since August 20, 2018	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2007-present).	N/A
*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ Part F of Form N-PORT on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel

John Buckel, President

Date    4/30/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel

John Buckel, President

Date               4/30/20

By (Signature and Title)* /s/ Jennifer Lima

Jennifer Lima, Treasurer

Date 4/30/20

* Print the name and title of each signing officer under his or her signature.